Thrivent Variable Annuity Account I
Supplement dated October 23, 2025 to
Statement of Additional Information
Dated April 30, 2025
For Flexible Premium Deferred Variable Annuity Contract
Issued by Thrivent Financial for Lutherans
Subsequent to the filing of the financial statements for the year ended December 31, 2024, management identified an error for certain subaccounts related to rider fees that were reported within the Statements of Operations rather than appropriately classified within the Statements of Changes in Net Assets. This error affected the net investment income (loss) reported on the Statements of Operations as well as the presentation of certain line items in the Statements of Changes in Net Assets but did not impact the Statements of Assets and Liabilities, the notes to the financial statements or individual policyholder account values.
Management also identified two subaccounts that recorded incorrect amounts in the Transfers for contract benefits and terminations of financial statement line item within the Statements of Changes in Net Assets. These errors did not impact the Statements of Assets and Liabilities, the Statements of Operations, the notes to the financial statements or individual policyholder account values.
The restated separate account financials are as follows.
36494

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Thrivent Financial for Lutherans and the Contract Owners of Thrivent Variable Annuity Account I
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Thrivent Variable Annuity Account I indicated in Note 1, as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Thrivent Variable Annuity Account I as of December 31, 2024, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Restatement of Previously Issued Financial Statements
As discussed in Note 2 to the financial statements, Thrivent Variable Annuity Account I has restated its 2024 and 2023 financial statements to correct errors.
Basis for Opinions
These financial statements are the responsibility of the Thrivent Financial for Lutherans management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Thrivent Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Thrivent Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 25, 2025, except for the effects of the restatement discussed in Note 2 to the financial statements, as to which the date is October 23, 2025
We have served as the auditor of one or more of the subaccounts of Thrivent Variable Annuity Account I since 2014.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2024
Subaccount	Investments at fair value	Receivable from Thrivent for annuity reserve adjustment	Total Assets	Payable to Thrivent for annuity reserve adjustment	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net Assets	Series funds, at cost	Series funds shares owned
American Funds IS® Global Growth Class 1	$1,507,097	$—	$1,507,097	$—	$1,507,097	$1,507,097	$—	$1,507,097	$1,481,552	40,832
American Funds IS® Global Growth Class 4	$68,977,521	$—	$68,977,521	$—	$68,977,521	$68,977,521	$—	$68,977,521	$69,522,551	1,919,775
American Funds IS® Growth-Income Class 1	$3,730,354	$—	$3,730,354	$—	$3,730,354	$3,730,354	$—	$3,730,354	$3,455,249	53,605
American Funds IS® Growth-Income Class 4	$62,353,993	$—	$62,353,993	$—	$62,353,993	$62,353,993	$—	$62,353,993	$52,863,050	928,716
American Funds IS® International Growth and Income Class 4	$10,359,486	$—	$10,359,486	$—	$10,359,486	$10,359,486	$—	$10,359,486	$12,029,080	1,063,603
American Funds IS® International Class 1	$580,257	$—	$580,257	$—	$580,257	$580,257	$—	$580,257	$596,416	32,526
American Funds IS® International Class 4	$6,113,535	$—	$6,113,535	$—	$6,113,535	$6,113,535	$—	$6,113,535	$6,638,351	350,145
BlackRock Total Return V.I. Class I	$563,816	$—	$563,816	$—	$563,816	$563,816	$—	$563,816	$592,751	56,836
BlackRock Total Return V.I. Class III	$99,675,663	$—	$99,675,663	$—	$99,675,663	$99,675,663	$—	$99,675,663	$110,260,704	10,170,986
DFA VA International Small Portfolio	$622,527	$—	$622,527	$—	$622,527	$622,527	$—	$622,527	$680,551	53,712
DFA VA US Targeted Value	$1,931,021	$—	$1,931,021	$—	$1,931,021	$1,931,021	$—	$1,931,021	$1,878,558	85,557
Eaton Vance VT Floating-Rate Income Initial Share Class	$68,339,105	$—	$68,339,105	$—	$68,339,105	$68,339,105	$—	$68,339,105	$69,152,794	7,937,179
Fidelity® VIP Emerging Markets Initial Class	$2,287,988	$—	$2,287,988	$—	$2,287,988	$2,287,988	$—	$2,287,988	$2,382,848	199,302
Fidelity VIP Emerging Markets Service Class 2	$23,659,824	$—	$23,659,824	$—	$23,659,824	$23,659,824	$—	$23,659,824	$24,772,318	2,062,757
Fidelity VIP Energy Service Class 2	$20,491,101	$—	$20,491,101	$—	$20,491,101	$20,491,101	$—	$20,491,101	$18,515,426	818,661
Fidelity® VIP International Capital Appreciation Initial Class	$756,338	$—	$756,338	$—	$756,338	$756,338	$—	$756,338	$711,737	33,216
Fidelity VIP International Capital Appreciation Service Class 2	$62,095,473	$—	$62,095,473	$—	$62,095,473	$62,095,473	$—	$62,095,473	$56,820,980	2,763,484
Fidelity® VIP Value Initial Class	$982,465	$—	$982,465	$—	$982,465	$982,465	$—	$982,465	$936,975	51,709
Fidelity VIP Value Service Class 2	$43,263,053	$—	$43,263,053	$—	$43,263,053	$43,263,053	$—	$43,263,053	$42,104,635	2,337,280
Franklin Small Cap Value VIP Class 2	$23,740,186	$—	$23,740,186	$—	$23,740,186	$23,740,186	$—	$23,740,186	$23,240,331	1,657,834
Goldman Sachs VIT Core Fixed Income Service Shares	$64,342,075	$—	$64,342,075	$—	$64,342,075	$64,342,075	$—	$64,342,075	$69,856,167	6,844,901
Goldman Sachs VIT Small Cap Equity Insights Service Shares	$18,540,955	$—	$18,540,955	$—	$18,540,955	$18,540,955	$—	$18,540,955	$18,076,251	1,399,317
Janus Henderson Enterprise Institutional Class	$951,661	$—	$951,661	$—	$951,661	$951,661	$—	$951,661	$893,394	11,305
Janus Henderson VIT Enterprise Service Class	$34,493,104	$—	$34,493,104	$—	$34,493,104	$34,493,104	$—	$34,493,104	$33,203,846	461,631
Janus Henderson VIT Forty Service Class	$98,119,813	$—	$98,119,813	$—	$98,119,813	$98,119,813	$—	$98,119,813	$84,630,544	1,921,657
John Hancock Core Bond Trust Series I	$1,453,497	$—	$1,453,497	$—	$1,453,497	$1,453,497	$—	$1,453,497	$1,569,190	132,136
John Hancock VIT Core Bond Trust Series II	$37,480,807	$—	$37,480,807	$—	$37,480,807	$37,480,807	$—	$37,480,807	$40,374,030	3,395,000
John Hancock International Equity Index Trust Series I	$207,692	$—	$207,692	$—	$207,692	$207,692	$—	$207,692	$203,764	10,977
John Hancock International Small Company Trust Series II	$3,513,030	$—	$3,513,030	$—	$3,513,030	$3,513,030	$—	$3,513,030	$3,721,132	278,591
John Hancock Strategic Income Opportunities Trust Series I	$564,947	$—	$564,947	$—	$564,947	$564,947	$—	$564,947	$592,504	44,766
John Hancock Strategic Income Opportunities Trust Series II	$43,271,298	$—	$43,271,298	$—	$43,271,298	$43,271,298	$—	$43,271,298	$44,913,405	3,407,188
MFS® VIT II - MFS® Blended Research Core Equity Initial Class	$4,008,664	$—	$4,008,664	$—	$4,008,664	$4,008,664	$—	$4,008,664	$3,735,453	62,450
MFS® VIT II - Core Equity Service Class	$38,519,127	$—	$38,519,127	$—	$38,519,127	$38,519,127	$—	$38,519,127	$34,006,344	1,242,954
MFS® VIT III Global Real Estate Service Class	$6,645,143	$—	$6,645,143	$—	$6,645,143	$6,645,143	$—	$6,645,143	$7,492,114	436,033
MFS® VIT II - MFS® Corporate Bond Initial Class	$547,472	$—	$547,472	$—	$547,472	$547,472	$—	$547,472	$592,283	58,118
MFS® VIT III - MFS® Global Real Estate Initial Class	$97,257	$—	$97,257	$—	$97,257	$97,257	$—	$97,257	$111,926	7,799
MFS® VIT II - MFS® International Intrinsic Value Initial Class	$320,487	$—	$320,487	$—	$320,487	$320,487	$—	$320,487	$316,447	10,758
MFS® VIT III - MFS® Mid Cap Value Initial Class	$1,014,529	$—	$1,014,529	$—	$1,014,529	$1,014,529	$—	$1,014,529	$954,219	95,801
MFS® VIT III Mid Cap Value Service Class	$15,101,661	$—	$15,101,661	$—	$15,101,661	$15,101,661	$—	$15,101,661	$14,137,400	1,449,295
MFS® VIT - New Discovery Series Service Class	$24,706,078	$—	$24,706,078	$—	$24,706,078	$24,706,078	$—	$24,706,078	$31,020,468	2,298,240
MFS® VIT II - MFS® Technology Initial Class	$2,553,456	$—	$2,553,456	$—	$2,553,456	$2,553,456	$—	$2,553,456	$1,837,600	61,947
MFS® VIT II Technology Service Class	$60,188,048	$—	$60,188,048	$—	$60,188,048	$60,188,048	$—	$60,188,048	$44,027,994	1,591,856
MFS® VIT - MFS® Value Series Initial Class	$572,393	$—	$572,393	$—	$572,393	$572,393	$—	$572,393	$573,536	26,463
MFS® VIT Value Series Service Class	$21,013,042	$—	$21,013,042	$—	$21,013,042	$21,013,042	$—	$21,013,042	$21,353,345	1,000,145
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES (continued)
DECEMBER 31, 2024
Subaccount	Investments at fair value	Receivable from Thrivent for annuity reserve adjustment	Total Assets	Payable to Thrivent for annuity reserve adjustment	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net Assets	Series funds, at cost	Series funds shares owned
PIMCO VIT Emerging Markets Bond Institutional Class	$97,588	$—	$97,588	$—	$97,588	$97,588	$—	$97,588	$105,524	9,172
PIMCO VIT Emerging Markets Bond Advisor Class	$2,853,330	$—	$2,853,330	$—	$2,853,330	$2,853,330	$—	$2,853,330	$3,020,575	268,170
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	$155,751	$—	$155,751	$—	$155,751	$155,751	$—	$155,751	$162,518	16,856
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	$8,410,613	$—	$8,410,613	$—	$8,410,613	$8,410,613	$—	$8,410,613	$9,276,911	910,240
PIMCO VIT Long-Term U.S. Government Institutional Class	$341,489	$—	$341,489	$—	$341,489	$341,489	$—	$341,489	$441,723	46,972
PIMCO VIT Long-Term US Government Advisor Class	$25,783,814	$—	$25,783,814	$—	$25,783,814	$25,783,814	$—	$25,783,814	$32,655,319	3,546,605
PIMCO VIT Real Return Institutional Class	$543,852	$—	$543,852	$—	$543,852	$543,852	$—	$543,852	$559,900	47,250
PIMCO VIT Real Return Advisor Class	$91,353,844	$—	$91,353,844	$—	$91,353,844	$91,353,844	$—	$91,353,844	$98,167,329	7,936,911
Principal Capital Appreciation Class 2	$50,060,831	$—	$50,060,831	$—	$50,060,831	$50,060,831	$—	$50,060,831	$43,666,096	1,199,349
Principal Diversified International	$126,676	$—	$126,676	$—	$126,676	$126,676	$—	$126,676	$132,200	8,053
Principal Government & High Quality Bond	$606,011	$—	$606,011	$—	$606,011	$606,011	$—	$606,011	$645,974	73,724
Principal Small Cap	$397,719	$—	$397,719	$—	$397,719	$397,719	$—	$397,719	$392,787	25,349
Principal VC Equity Income Class 2	$32,098,039	$—	$32,098,039	$—	$32,098,039	$32,098,039	$—	$32,098,039	$30,644,765	1,057,248
Putnam VT International Value Class 1B	$10,322,471	$—	$10,322,471	$—	$10,322,471	$10,322,471	$—	$10,322,471	$9,514,723	857,348
Putnam VT Research Class 1B	$36,127,256	$—	$36,127,256	$—	$36,127,256	$36,127,256	$—	$36,127,256	$27,952,133	833,193
Templeton Global Bond VIP Class 1	$186,571	$—	$186,571	$—	$186,571	$186,571	$—	$186,571	$211,002	15,470
Templeton Global Bond VIP Class 2	$7,752,713	$—	$7,752,713	$—	$7,752,713	$7,752,713	$—	$7,752,713	$8,647,616	681,257
Thrivent Aggressive Allocation	$1,634,847,126	$37,454	$1,634,884,580	$—	$1,634,884,580	$1,634,521,279	$363,301	$1,634,884,580	$1,396,153,622	83,529,897
Thrivent All Cap	$147,100,404	$9,444	$147,109,848	$—	$147,109,848	$146,935,091	$174,757	$147,109,848	$118,938,844	8,012,265
Thrivent Balanced Income Plus	$271,538,625	$36,868	$271,575,493	$—	$271,575,493	$270,827,481	$748,012	$271,575,493	$262,281,547	17,713,930
Thrivent Diversified Income Plus	$536,576,199	$41,504	$536,617,703	$—	$536,617,703	$535,949,862	$667,841	$536,617,703	$548,209,532	70,281,243
Thrivent Emerging Markets Equity	$49,559,713	$—	$49,559,713	$21	$49,559,692	$49,511,115	$48,577	$49,559,692	$52,987,660	3,868,074
Thrivent ESG Index	$47,940,398	$854	$47,941,252	$—	$47,941,252	$47,925,179	$16,073	$47,941,252	$36,805,929	2,473,794
Thrivent Global Stock	$258,273,432	$22,940	$258,296,372	$—	$258,296,372	$257,802,517	$493,855	$258,296,372	$215,621,691	17,174,720
Thrivent Government Bond	$134,332,863	$11,828	$134,344,691	$—	$134,344,691	$134,219,639	$125,052	$134,344,691	$146,865,446	13,999,715
Thrivent Healthcare	$215,862,106	$4,504	$215,866,610	$—	$215,866,610	$215,817,118	$49,492	$215,866,610	$212,265,493	8,854,174
Thrivent High Yield	$421,869,177	$37,508	$421,906,685	$—	$421,906,685	$421,499,495	$407,190	$421,906,685	$440,587,132	100,855,669
Thrivent Income	$519,970,892	$13,989	$519,984,881	$—	$519,984,881	$519,782,432	$202,449	$519,984,881	$575,295,239	59,455,143
Thrivent International Allocation	$195,064,209	$13,771	$195,077,980	$—	$195,077,980	$194,871,000	$206,980	$195,077,980	$186,799,277	20,348,015
Thrivent International Index	$42,703,035	$880	$42,703,915	$—	$42,703,915	$42,690,376	$13,539	$42,703,915	$41,041,424	3,192,177
Thrivent Large Cap Growth	$1,510,656,206	$100,335	$1,510,756,541	$—	$1,510,756,541	$1,509,075,075	$1,681,466	$1,510,756,541	$1,164,384,815	25,847,616
Thrivent Large Cap Index	$1,353,865,868	$62,517	$1,353,928,385	$—	$1,353,928,385	$1,352,414,358	$1,514,027	$1,353,928,385	$863,351,558	17,410,735
Thrivent Large Cap Value	$442,735,319	$42,288	$442,777,607	$—	$442,777,607	$442,256,531	$521,076	$442,777,607	$369,746,933	18,625,647
Thrivent Limited Maturity Bond	$299,189,609	$2,988	$299,192,597	$—	$299,192,597	$299,109,135	$83,462	$299,192,597	$299,580,006	30,629,568
Thrivent Mid Cap Growth	$80,057,458	$—	$80,057,458	$—	$80,057,458	$80,057,458	$—	$80,057,458	$72,867,211	5,306,493
Thrivent Mid Cap Index	$531,557,915	$11,283	$531,569,198	$—	$531,569,198	$531,260,898	$308,300	$531,569,198	$440,717,147	22,992,950
Thrivent Mid Cap Stock	$649,316,550	$98,587	$649,415,137	$—	$649,415,137	$648,360,819	$1,054,318	$649,415,137	$594,136,988	30,439,329
Thrivent Mid Cap Value	$44,123,828	$—	$44,123,828	$—	$44,123,828	$44,123,828	$—	$44,123,828	$38,350,412	2,357,810
Thrivent Moderate Allocation	$8,064,370,693	$186,728	$8,064,557,421	$—	$8,064,557,421	$8,058,983,220	$5,574,201	$8,064,557,421	$7,447,180,058	518,412,352
Thrivent Moderately Aggressive Allocation	$5,865,837,864	$291,146	$5,866,129,010	$—	$5,866,129,010	$5,861,296,721	$4,832,289	$5,866,129,010	$5,270,841,808	343,129,778
Thrivent Moderately Conservative Allocation	$3,475,722,388	$—	$3,475,722,388	$36,998	$3,475,685,390	$3,473,019,975	$2,665,415	$3,475,685,390	$3,416,668,690	262,631,847
Thrivent Money Market	$395,750,454	$662	$395,751,116	$—	$395,751,116	$395,728,743	$22,373	$395,751,116	$395,750,449	395,750,449
Thrivent Opportunity Income Plus	$170,431,466	$—	$170,431,466	$790	$170,430,676	$169,883,085	$547,591	$170,430,676	$178,808,588	18,934,095
Thrivent Real Estate Securities	$114,767,924	$23,199	$114,791,123	$—	$114,791,123	$114,547,541	$243,582	$114,791,123	$108,030,017	4,382,127
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES (continued)
DECEMBER 31, 2024
Subaccount	Investments at fair value	Receivable from Thrivent for annuity reserve adjustment	Total Assets	Payable to Thrivent for annuity reserve adjustment	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net Assets	Series funds, at cost	Series funds shares owned
Thrivent Small Cap Growth	$117,508,475	$955	$117,509,430	$—	$117,509,430	$117,497,229	$12,201	$117,509,430	$108,548,399	6,914,338
Thrivent Small Cap Index	$498,231,514	$16,224	$498,247,738	$—	$498,247,738	$497,991,464	$256,274	$498,247,738	$435,275,911	23,000,149
Thrivent Small Cap Stock	$409,151,956	$78,757	$409,230,713	$—	$409,230,713	$408,563,238	$667,475	$409,230,713	$385,480,124	20,807,264
Vanguard® VIF Capital Growth	$2,040,301	$—	$2,040,301	$—	$2,040,301	$2,040,301	$—	$2,040,301	$1,726,015	40,053
Vanguard® VIF International	$1,109,975	$—	$1,109,975	$—	$1,109,975	$1,109,975	$—	$1,109,975	$1,274,112	43,358
Vanguard® VIF Short-Term Investment-Grade	$1,368,209	$—	$1,368,209	$—	$1,368,209	$1,368,209	$—	$1,368,209	$1,365,054	131,306
Vanguard® VIF Small Company Growth	$382,579	$—	$382,579	$—	$382,579	$382,579	$—	$382,579	$392,313	19,609
Vanguard® VIF Total Bond Market Index	$4,873,987	$—	$4,873,987	$—	$4,873,987	$4,873,987	$—	$4,873,987	$5,229,437	465,964
Vanguard® VIF Total Stock Market Index	$7,231,988	$—	$7,231,988	$—	$7,231,988	$7,231,988	$—	$7,231,988	$5,858,719	128,775
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Investment Income	Expenses			Net investment income (loss), as restated				Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations, as restated
	Dividends	Mortality & expense risk charges	Fund Facilitation Fee	Rider fee, as restated		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
American Funds IS® Global Growth Class 1	$18,428	$(2,821)	$(2,468)	$—	$13,139	$10,881	$12,719	$16,961	$40,561	$53,700
American Funds IS® Global Growth Class 4	$860,138	$(714,274)	$—	$—	$145,864	$16,964	$1,593,267	$3,831,712	$5,441,943	$5,587,807
American Funds IS® Growth-Income Class 1	$39,082	$(7,668)	$(6,710)	$—	$24,704	$83,892	$47,976	$203,790	$335,658	$360,362
American Funds IS® Growth-Income Class 4	$519,522	$(634,206)	$—	$—	$(114,684)	$486,679	$2,232,938	$7,043,960	$9,763,577	$9,648,893
American Funds IS® International Growth and Income Class 4	$239,616	$(118,963)	$—	$—	$120,653	$(100,873)	$—	$84,808	$(16,065)	$104,588
American Funds IS® International Class 1	$8,701	$(2,414)	$(2,112)	$—	$4,175	$1,282	$—	$9,212	$10,494	$14,669
American Funds IS® International Class 4	$60,369	$(69,790)	$—	$—	$(9,421)	$(31,414)	$—	$66,724	$35,310	$25,889
BlackRock Total Return V.I. Class I	$22,819	$(2,129)	$(1,863)	$—	$18,827	$(2,550)	$—	$(10,561)	$(13,111)	$5,716
BlackRock Total Return V.I. Class III	$3,704,155	$(1,152,079)	$—	$—	$2,552,076	$(653,826)	$—	$(2,103,900)	$(2,757,726)	$(205,650)
DFA VA International Small Portfolio	$21,731	$(1,683)	$(1,472)	$—	$18,576	$(1,589)	$16,995	$(37,307)	$(21,901)	$(3,325)
DFA VA US Targeted Value	$25,514	$(8,120)	$(7,105)	$—	$10,289	$62,786	$124,289	$(40,873)	$146,202	$156,491
Eaton Vance VT Floating- Rate Income Initial Share Class	$4,682,244	$(750,352)	$—	$—	$3,931,892	$(68,113)	$—	$(182,875)	$(250,988)	$3,680,904
Fidelity® VIP Emerging Markets Initial Class	$30,735	$(5,094)	$(2,547)	$—	$23,094	$(3,994)	$—	$(15,099)	$(19,093)	$4,001
Fidelity VIP Emerging Markets Service Class 2	$282,818	$(271,998)	$—	$—	$10,820	$(69,540)	$—	$1,744,398	$1,674,858	$1,685,678
Fidelity VIP Energy Service Class 2	$423,016	$(241,474)	$—	$—	$181,542	$455,566	$—	$(206,077)	$249,489	$431,031
Fidelity® VIP International Capital Appreciation Initial Class	$5,809	$(2,767)	$(1,384)	$—	$1,658	$74,726	$—	$(12,403)	$62,323	$63,981
Fidelity VIP International Capital Appreciation Service Class 2	$364,427	$(684,009)	$—	$—	$(319,582)	$273,444	$—	$2,967,887	$3,241,331	$2,921,749
Fidelity® VIP Value Initial Class	$12,593	$(3,876)	$(1,938)	$—	$6,779	$19,259	$94,037	$(28,173)	$85,123	$91,902
Fidelity VIP Value Service Class 2	$494,261	$(468,422)	$—	$—	$25,839	$452,009	$4,193,770	$(1,478,300)	$3,167,479	$3,193,318
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Investment Income	Expenses			Net investment income (loss), as restated				Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations, as restated
	Dividends	Mortality & expense risk charges	Fund Facilitation Fee	Rider fee, as restated		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
Franklin Small Cap Value VIP Class 2	$205,396	$(277,523)	$—	$—	$(72,127)	$16,009	$507,671	$1,703,558	$2,227,238	$2,155,111
Goldman Sachs VIT Core Fixed Income Service Shares	$2,168,974	$(727,295)	$—	$—	$1,441,679	$(150,960)	$—	$(1,443,210)	$(1,594,170)	$(152,491)
Goldman Sachs VIT Small Cap Equity Insights Service Shares	$132,915	$(178,943)	$—	$—	$(46,028)	$153,405	$1,411,136	$496,084	$2,060,625	$2,014,597
Janus Henderson Enterprise Institutional Class	$6,848	$(3,764)	$(1,882)	$—	$1,202	$(1,983)	$36,580	$93,540	$128,137	$129,339
Janus Henderson VIT Enterprise Service Class	$194,164	$(387,720)	$—	$—	$(193,556)	$66,313	$1,347,181	$2,678,456	$4,091,950	$3,898,394
Janus Henderson VIT Forty Service Class	$8,602	$(1,058,399)	$—	$—	$(1,049,797)	$1,033,773	$5,227,949	$13,536,197	$19,797,919	$18,748,122
John Hancock Core Bond Trust Series I	$51,600	$(5,363)	$(1,341)	$—	$44,896	$(4,200)	$—	$(24,801)	$(29,001)	$15,895
John Hancock VIT Core Bond Trust Series II	$1,045,246	$(339,098)	$—	$—	$706,148	$(116,891)	$—	$(704,376)	$(821,267)	$(115,119)
John Hancock International Equity Index Trust Series I	$2,441	$(724)	$(181)	$—	$1,536	$6,849	$—	$(1,918)	$4,931	$6,467
John Hancock International Small Company Trust Series II	$85,457	$(40,869)	$—	$—	$44,588	$(6,473)	$24,970	$(22,500)	$(4,003)	$40,585
John Hancock Strategic Income Opportunities Trust Series I	$13,091	$(2,068)	$(517)	$—	$10,506	$(14,284)	$—	$14,595	$311	$10,817
John Hancock Strategic Income Opportunities Trust Series II	$975,004	$(462,736)	$—	$—	$512,268	$(49,487)	$—	$172,151	$122,664	$634,932
MFS® VIT II - MFS® Blended Research Core Equity Initial Class	$23,174	$(8,967)	$(2,237)	$—	$11,970	$22,249	$157,883	$239,018	$419,150	$431,120
MFS® VIT II - Core Equity Service Class	$140,559	$(442,999)	$—	$—	$(302,440)	$374,371	$1,564,994	$4,162,678	$6,102,043	$5,799,603
MFS® VIT III Global Real Estate Service Class	$93,706	$(78,512)	$—	$—	$15,194	$(55,705)	$—	$(223,914)	$(279,619)	$(264,425)
MFS® VIT II - MFS® Corporate Bond Initial Class	$11,257	$(1,333)	$(333)	$—	$9,591	$(7,020)	$—	$3,151	$(3,869)	$5,722
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Investment Income	Expenses			Net investment income (loss), as restated				Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations, as restated
	Dividends	Mortality & expense risk charges	Fund Facilitation Fee	Rider fee, as restated		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
MFS® VIT III - MFS® Global Real Estate Initial Class	$2,124	$(436)	$(109)	$—	$1,579	$(4,721)	$—	$(712)	$(5,433)	$(3,854)
MFS® VIT II - MFS® International Intrinsic Value Initial Class	$4,396	$(1,268)	$(317)	$—	$2,811	$1,011	$14,174	$1,062	$16,247	$19,058
MFS® VIT III - MFS® Mid Cap Value Initial Class	$11,373	$(3,737)	$(934)	$—	$6,702	$13,838	$38,350	$66,050	$118,238	$124,940
MFS® VIT III Mid Cap Value Service Class	$138,763	$(166,876)	$—	$—	$(28,113)	$104,642	$561,711	$751,817	$1,418,170	$1,390,057
MFS® VIT - New Discovery Series Service Class	$—	$(290,200)	$—	$—	$(290,200)	$(541,435)	$—	$1,931,206	$1,389,771	$1,099,571
MFS® VIT II - MFS® Technology Initial Class	$—	$(7,518)	$(1,879)	$—	$(9,397)	$39,763	$18,224	$497,132	$555,119	$545,722
MFS® VIT II Technology Service Class	$—	$(613,666)	$—	$—	$(613,666)	$1,375,549	$532,451	$12,486,354	$14,394,354	$13,780,688
MFS® VIT - MFS® Value Series Initial Class	$7,182	$(2,009)	$(502)	$—	$4,671	$7,526	$32,527	$(529)	$39,524	$44,195
MFS® VIT Value Series Service Class	$284,320	$(248,027)	$—	$—	$36,293	$50,369	$1,510,433	$180,434	$1,741,236	$1,777,529
PIMCO VIT Emerging Markets Bond Institutional Class	$6,687	$(409)	$(358)	$—	$5,920	$(1,319)	$—	$2,497	$1,178	$7,098
PIMCO VIT Emerging Markets Bond Advisor Class	$162,514	$(32,236)	$—	$—	$130,278	$(15,533)	$—	$35,872	$20,339	$150,617
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	$3,342	$(364)	$(318)	$—	$2,660	$(521)	$—	$(3,358)	$(3,879)	$(1,219)
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	$249,347	$(90,971)	$—	$—	$158,376	$(63,490)	$—	$(229,848)	$(293,338)	$(134,962)
PIMCO VIT Long-Term U.S. Government Institutional Class	$9,233	$(1,287)	$(1,126)	$—	$6,820	$(9,917)	$—	$(19,165)	$(29,082)	$(22,262)
PIMCO VIT Long-Term US Government Advisor Class	$581,071	$(276,992)	$—	$—	$304,079	$(758,766)	$—	$(1,281,533)	$(2,040,299)	$(1,736,220)
PIMCO VIT Real Return Institutional Class	$14,650	$(2,067)	$(1,809)	$—	$10,774	$(10,992)	$—	$8,132	$(2,860)	$7,914
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Investment Income	Expenses			Net investment income (loss), as restated				Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations, as restated
	Dividends	Mortality & expense risk charges	Fund Facilitation Fee	Rider fee, as restated		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
PIMCO VIT Real Return Advisor Class	$1,967,887	$(988,938)	$—	$—	$978,949	$(235,494)	$—	$(324,764)	$(560,258)	$418,691
Principal Capital Appreciation Class 2	$208,411	$(443,747)	$—	$—	$(235,336)	$499,046	$1,140,496	$5,462,610	$7,102,152	$6,866,816
Principal Diversified International	$4,071	$(488)	$(427)	$—	$3,156	$256	$—	$310	$566	$3,722
Principal Government & High Quality Bond	$18,335	$(2,292)	$(2,005)	$—	$14,038	$(3,903)	$—	$(8,691)	$(12,594)	$1,444
Principal Small Cap	$1,510	$(1,683)	$(1,473)	$—	$(1,646)	$(7,752)	$8,059	$29,850	$30,157	$28,511
Principal VC Equity Income Class 2	$556,188	$(375,565)	$—	$—	$180,623	$116,611	$285,568	$3,112,804	$3,514,983	$3,695,606
Putnam VT International Value Class 1B	$203,944	$(112,037)	$—	$—	$91,907	$98,689	$24,034	$71,539	$194,262	$286,169
Putnam VT Research Class 1B	$111,213	$(371,659)	$—	$—	$(260,446)	$854,887	$176,632	$5,373,465	$6,404,984	$6,144,538
Templeton Global Bond VIP Class 1	$—	$(920)	$(460)	$—	$(1,380)	$(5,232)	$—	$(21,199)	$(26,431)	$(27,811)
Templeton Global Bond VIP Class 2	$—	$(93,959)	$—	$—	$(93,959)	$(18,342)	$—	$(874,051)	$(892,393)	$(986,352)
Thrivent Aggressive Allocation	$24,152,174	$(19,086,178)	$—	$—	$5,065,996	$36,875,968	$60,322,346	$115,375,792	$212,574,106	$217,640,102
Thrivent All Cap	$952,880	$(1,669,419)	$—	$—	$(716,539)	$4,544,967	$3,433,580	$16,359,161	$24,337,708	$23,621,169
Thrivent Balanced Income Plus	$9,635,627	$(3,333,489)	$—	$—	$6,302,138	$1,561,209	$—	$12,310,081	$13,871,290	$20,173,428
Thrivent Diversified Income Plus	$26,406,629	$(6,518,040)	$—	$—	$19,888,589	$(3,200,344)	$—	$15,779,527	$12,579,183	$32,467,772
Thrivent Emerging Markets Equity	$1,442,110	$(626,997)	$—	$—	$815,113	$(419,517)	$4,244,662	$(532,516)	$3,292,629	$4,107,742
Thrivent ESG Index	$414,952	$(533,211)	$—	$—	$(118,259)	$1,880,262	$—	$6,452,506	$8,332,768	$8,214,509
Thrivent Global Stock	$4,393,513	$(2,786,264)	$—	$—	$1,607,249	$7,696,210	$6,416,503	$14,212,973	$28,325,686	$29,932,935
Thrivent Government Bond	$5,517,292	$(1,610,942)	$—	$—	$3,906,350	$(3,434,959)	$—	$(421,014)	$(3,855,973)	$50,377
Thrivent Healthcare	$1,849,725	$(2,819,835)	$—	$—	$(970,110)	$6,937,969	$12,134,653	$(19,349,805)	$(277,183)	$(1,247,293)
Thrivent High Yield	$25,140,626	$(4,766,113)	$—	$—	$20,374,513	$(4,052,708)	$—	$5,577,357	$1,524,649	$21,899,162
Thrivent Income	$20,976,124	$(5,739,561)	$—	$—	$15,236,563	$(7,167,690)	$—	$853,609	$(6,314,081)	$8,922,482
Thrivent International Allocation	$6,610,694	$(2,485,311)	$—	$—	$4,125,383	$2,944,318	$—	$130,419	$3,074,737	$7,200,120
Thrivent International Index	$998,447	$(472,543)	$—	$—	$525,904	$568,651	$—	$(572,053)	$(3,402)	$522,502
Thrivent Large Cap Growth	$5,879,516	$(16,386,345)	$—	$—	$(10,506,829)	$46,509,557	$90,397,215	$216,653,839	$353,560,611	$343,053,782
Thrivent Large Cap Index	$14,867,924	$(15,026,319)	$—	$—	$(158,395)	$104,641,389	$13,933,987	$139,199,836	$257,775,212	$257,616,817
Thrivent Large Cap Value	$7,175,632	$(5,349,296)	$—	$—	$1,826,336	$16,308,769	$12,237,040	$19,593,453	$48,139,262	$49,965,598
Thrivent Limited Maturity Bond	$11,530,186	$(3,520,114)	$—	$—	$8,010,072	$(809,604)	$—	$5,523,598	$4,713,994	$12,724,066
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Investment Income	Expenses			Net investment income (loss), as restated				Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations, as restated
	Dividends	Mortality & expense risk charges	Fund Facilitation Fee	Rider fee, as restated		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
Thrivent Mid Cap Growth	$—	$(943,325)	$—	$—	$(943,325)	$1,366,888	$—	$5,997,361	$7,364,249	$6,420,924
Thrivent Mid Cap Index	$6,589,690	$(6,233,169)	$—	$—	$356,521	$20,990,624	$7,889,036	$29,800,195	$58,679,855	$59,036,376
Thrivent Mid Cap Stock	$3,380,811	$(7,677,831)	$—	$—	$(4,297,020)	$10,436,203	$6,743,362	$41,138,732	$58,318,297	$54,021,277
Thrivent Mid Cap Value	$552,100	$(549,273)	$—	$—	$2,827	$1,609,387	$623,915	$1,371,018	$3,604,320	$3,607,147
Thrivent Moderate Allocation	$199,899,752	$(91,177,051)	$—	$(25,227,468)	$83,495,233	$121,977,026	$333,573,533	$381,298,260	$836,848,819	$920,344,052
Thrivent Moderately Aggressive Allocation	$108,564,704	$(65,411,659)	$—	$(9,593,467)	$33,559,578	$112,994,462	$201,459,149	$337,580,900	$652,034,511	$685,594,089
Thrivent Moderately Conservative Allocation	$123,311,384	$(40,447,999)	$—	$(10,649,681)	$72,213,704	$17,583,037	$36,263,818	$135,907,620	$189,754,475	$261,968,179
Thrivent Money Market	$18,736,245	$(4,443,901)	$—	$—	$14,292,344	$—	$—	$—	$—	$14,292,344
Thrivent Opportunity Income Plus	$7,873,633	$(1,875,558)	$—	$—	$5,998,075	$(3,323,248)	$—	$3,723,794	$400,546	$6,398,621
Thrivent Real Estate Securities	$3,091,907	$(1,392,376)	$—	$—	$1,699,531	$1,946,133	$4,679,189	$(5,848,630)	$776,692	$2,476,223
Thrivent Small Cap Growth	$—	$(1,414,617)	$—	$—	$(1,414,617)	$1,781,206	$—	$9,779,481	$11,560,687	$10,146,070
Thrivent Small Cap Index	$6,398,136	$(5,848,657)	$—	$—	$549,479	$13,308,513	$—	$19,228,453	$32,536,966	$33,086,445
Thrivent Small Cap Stock	$2,491,818	$(4,723,713)	$—	$—	$(2,231,895)	$3,110,767	$—	$36,187,566	$39,298,333	$37,066,438
Vanguard® VIF Capital Growth	$22,313	$(7,688)	$(6,727)	$—	$7,898	$37,849	$40,785	$119,049	$197,683	$205,581
Vanguard® VIF International	$17,549	$(5,362)	$(4,692)	$—	$7,495	$(109,674)	$46,455	$166,149	$102,930	$110,425
Vanguard® VIF Short-Term Investment-Grade	$46,126	$(5,231)	$(4,577)	$—	$36,318	$(5,189)	$—	$20,613	$15,424	$51,742
Vanguard® VIF Small Company Growth	$2,248	$(1,611)	$(1,409)	$—	$(772)	$(6,642)	$—	$46,900	$40,258	$39,486
Vanguard® VIF Total Bond Market Index	$138,298	$(18,938)	$(4,734)	$—	$114,626	$(257,060)	$—	$124,802	$(132,258)	$(17,632)
Vanguard® VIF Total Stock Market Index	$88,909	$(26,451)	$(6,613)	$—	$55,845	$321,229	$487,432	$484,211	$1,292,872	$1,348,717
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
American Funds IS® Global Growth Class 1	$13,139	$23,600	$16,961	$53,700	$864,779	$(126,952)	$(89)	$—	$—	$448,238	$1,185,976	$1,239,676	$267,421	$1,507,097
American Funds IS® Global Growth Class 4	$145,864	$1,610,231	$3,831,712	$5,587,807	$18,706,629	$(1,444,245)	$(612,671)	$(1,771)	$—	$(1,323,636)	$15,324,306	$20,912,113	$48,065,408	$68,977,521
American Funds IS® Growth- Income Class 1	$24,704	$131,868	$203,790	$360,362	$1,713,057	$(151,101)	$(598)	$—	$—	$562,026	$2,123,384	$2,483,746	$1,246,608	$3,730,354
American Funds IS® Growth- Income Class 4	$(114,684)	$2,719,617	$7,043,960	$9,648,893	$14,826,731	$(865,532)	$(521,736)	$(1,621)	$—	$(1,852,123)	$11,585,719	$21,234,612	$41,119,381	$62,353,993
American Funds IS® International Growth and Income Class 4	$120,653	$(100,873)	$84,808	$104,588	$1,861,591	$(200,993)	$(106,294)	$(256)	$—	$305,546	$1,859,594	$1,964,182	$8,395,304	$10,359,486
American Funds IS® International Class 1	$4,175	$1,282	$9,212	$14,669	$29,048	$(112,065)	$(273)	$—	$—	$73,700	$(9,590)	$5,079	$575,178	$580,257
American Funds IS® International Class 4	$(9,421)	$(31,414)	$66,724	$25,889	$1,149,087	$(81,301)	$(61,792)	$(160)	$—	$46,511	$1,052,345	$1,078,234	$5,035,301	$6,113,535
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
BlackRock Total Return V.I. Class I	$18,827	$(2,550)	$(10,561)	$5,716	$13,569	$(68,874)	$—	$—	$—	$219,428	$164,123	$169,839	$393,977	$563,816
BlackRock Total Return V.I. Class III	$2,552,076	$(653,826)	$(2,103,900)	$(205,650)	$15,587,819	$(3,117,663)	$(1,134,644)	$(2,618)	$—	$4,822,853	$16,155,747	$15,950,097	$83,725,566	$99,675,663
DFA VA International Small Portfolio	$18,576	$15,406	$(37,307)	$(3,325)	$4,275	$(22,698)	$(205)	$—	$—	$405,890	$387,262	$383,937	$238,590	$622,527
DFA VA US Targeted Value	$10,289	$187,075	$(40,873)	$156,491	$158,705	$(396,263)	$(128)	$—	$—	$(110,327)	$(348,013)	$(191,522)	$2,122,543	$1,931,021
Eaton Vance VT Floating- Rate Income Initial Share Class	$3,931,892	$(68,113)	$(182,875)	$3,680,904	$11,922,004	$(1,527,568)	$(703,629)	$(1,145)	$—	$3,950,486	$13,640,148	$17,321,052	$51,018,053	$68,339,105
Fidelity® VIP Emerging Markets Initial Class	$23,094	$(3,994)	$(15,099)	$4,001	$1,562,565	$(191,497)	$(277)	$—	$—	$23,927	$1,394,718	$1,398,719	$889,269	$2,287,988
Fidelity VIP Emerging Markets Service Class 2	$10,820	$(69,540)	$1,744,398	$1,685,678	$4,076,311	$(606,166)	$(255,951)	$(648)	$—	$(564,266)	$2,649,280	$4,334,958	$19,324,866	$23,659,824
Fidelity VIP Energy Service Class 2	$181,542	$455,566	$(206,077)	$431,031	$3,473,291	$(592,560)	$(174,386)	$(609)	$—	$629,381	$3,335,117	$3,766,148	$16,724,953	$20,491,101
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Fidelity® VIP International Capital Appreciation Initial Class	$1,658	$74,726	$(12,403)	$63,981	$28,869	$(230,153)	$(56)	$—	$—	$114,999	$(86,341)	$(22,360)	$778,698	$756,338
Fidelity VIP International Capital Appreciation Service Class 2	$(319,582)	$273,444	$2,967,887	$2,921,749	$11,413,441	$(1,488,297)	$(645,384)	$(1,047)	$—	$1,461,058	$10,739,771	$13,661,520	$48,433,953	$62,095,473
Fidelity® VIP Value Initial Class	$6,779	$113,296	$(28,173)	$91,902	$42,283	$(93,294)	$(341)	$—	$—	$161,216	$109,864	$201,766	$780,699	$982,465
Fidelity VIP Value Service Class 2	$25,839	$4,645,779	$(1,478,300)	$3,193,318	$9,596,194	$(745,675)	$(387,922)	$(878)	$—	$(1,889,452)	$6,572,267	$9,765,585	$33,497,468	$43,263,053
Franklin Small Cap Value VIP Class 2	$(72,127)	$523,680	$1,703,558	$2,155,111	$3,804,328	$(785,149)	$(267,116)	$(565)	$—	$(1,691,894)	$1,059,604	$3,214,715	$20,525,471	$23,740,186
Goldman Sachs VIT Core Fixed Income Service Shares	$1,441,679	$(150,960)	$(1,443,210)	$(152,491)	$9,080,391	$(1,994,946)	$(714,789)	$(1,283)	$—	$5,855,239	$12,224,612	$12,072,121	$52,269,954	$64,342,075
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Goldman Sachs VIT Small Cap Equity Insights Service Shares	$(46,028)	$1,564,541	$496,084	$2,014,597	$5,696,910	$(252,279)	$(149,235)	$(355)	$—	$(243,859)	$5,051,182	$7,065,779	$11,475,176	$18,540,955
Janus Henderson Enterprise Institutional Class	$1,202	$34,597	$93,540	$129,339	$60,633	$(313,398)	$(598)	$—	$—	$(33,994)	$(287,357)	$(158,018)	$1,109,679	$951,661
Janus Henderson VIT Enterprise Service Class	$(193,556)	$1,413,494	$2,678,456	$3,898,394	$5,739,598	$(614,068)	$(327,913)	$(879)	$—	$(696,477)	$4,100,261	$7,998,655	$26,494,449	$34,493,104
Janus Henderson VIT Forty Service Class	$(1,049,797)	$6,261,722	$13,536,197	$18,748,122	$19,133,423	$(2,736,147)	$(907,134)	$(2,642)	$—	$(4,861,712)	$10,625,788	$29,373,910	$68,745,903	$98,119,813
John Hancock Core Bond Trust Series I	$44,896	$(4,200)	$(24,801)	$15,895	$585,655	$(76,486)	$(138)	$—	$—	$199,173	$708,204	$724,099	$729,398	$1,453,497
John Hancock VIT Core Bond Trust Series II	$706,148	$(116,891)	$(704,376)	$(115,119)	$13,572,187	$(801,368)	$(302,487)	$(644)	$—	$1,807,090	$14,274,778	$14,159,659	$23,321,148	$37,480,807
John Hancock International Equity Index Trust Series I	$1,536	$6,849	$(1,918)	$6,467	$98,889	$(20,528)	$(61)	$—	$—	$(77,308)	$992	$7,459	$200,233	$207,692
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
John Hancock International Small Company Trust Series II	$44,588	$18,497	$(22,500)	$40,585	$642,094	$(125,903)	$(39,879)	$(75)	$—	$(1,746)	$474,491	$515,076	$2,997,954	$3,513,030
John Hancock Strategic Income Opportunities Trust Series I	$10,506	$(14,284)	$14,595	$10,817	$102,428	$(120,338)	$(258)	$—	$—	$(43,523)	$(61,691)	$(50,874)	$615,821	$564,947
John Hancock Strategic Income Opportunities Trust Series II	$512,268	$(49,487)	$172,151	$634,932	$8,217,145	$(378,090)	$(448,689)	$(804)	$—	$3,788,643	$11,178,205	$11,813,137	$31,458,161	$43,271,298
MFS® VIT II - MFS® Blended Research Core Equity Initial Class	$11,970	$180,132	$239,018	$431,120	$2,191,292	$(129,590)	$(385)	$—	$—	$594,619	$2,655,936	$3,087,056	$921,608	$4,008,664
MFS® VIT II - Core Equity Service Class	$(302,440)	$1,939,365	$4,162,678	$5,799,603	$4,424,319	$(919,998)	$(405,267)	$(788)	$—	$(1,927,551)	$1,170,715	$6,970,318	$31,548,809	$38,519,127
MFS® VIT III Global Real Estate Service Class	$15,194	$(55,705)	$(223,914)	$(264,425)	$1,094,694	$(87,166)	$(61,919)	$(211)	$—	$(790)	$944,608	$680,183	$5,964,960	$6,645,143
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
MFS® VIT II - MFS® Corporate Bond Initial Class	$9,591	$(7,020)	$3,151	$5,722	$298,753	$(48,123)	$(28)	$—	$—	$39,345	$289,947	$295,669	$251,803	$547,472
MFS® VIT III - MFS® Global Real Estate Initial Class	$1,579	$(4,721)	$(712)	$(3,854)	$309	$(32,411)	$(97)	$—	$—	$30,414	$(1,785)	$(5,639)	$102,896	$97,257
MFS® VIT II - MFS® International Intrinsic Value Initial Class	$2,811	$15,185	$1,062	$19,058	$19,596	$(10,904)	$(215)	$—	$—	$17,915	$26,392	$45,450	$275,037	$320,487
MFS® VIT III - MFS® Mid Cap Value Initial Class	$6,702	$52,188	$66,050	$124,940	$461,160	$(63,506)	$(88)	$—	$—	$(136,757)	$260,809	$385,749	$628,780	$1,014,529
MFS® VIT III Mid Cap Value Service Class	$(28,113)	$666,353	$751,817	$1,390,057	$3,347,504	$(429,125)	$(142,453)	$(428)	$—	$(640,800)	$2,134,698	$3,524,755	$11,576,906	$15,101,661
MFS® VIT - New Discovery Series Service Class	$(290,200)	$(541,435)	$1,931,206	$1,099,571	$3,428,056	$(663,265)	$(268,045)	$(757)	$—	$(335,988)	$2,160,001	$3,259,572	$21,446,506	$24,706,078
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
MFS® VIT II - MFS® Technology Initial Class	$(9,397)	$57,987	$497,132	$545,722	$561,241	$(58,778)	$(900)	$—	$—	$48,206	$549,769	$1,095,491	$1,457,965	$2,553,456
MFS® VIT II Technology Service Class	$(613,666)	$1,908,000	$12,486,354	$13,780,688	$13,245,655	$(1,282,857)	$(480,043)	$(1,330)	$—	$(2,402,073)	$9,079,352	$22,860,040	$37,328,008	$60,188,048
MFS® VIT - MFS® Value Series Initial Class	$4,671	$40,053	$(529)	$44,195	$189,375	$(306,354)	$(238)	$—	$—	$48,477	$(68,740)	$(24,545)	$596,938	$572,393
MFS® VIT Value Series Service Class	$36,293	$1,560,802	$180,434	$1,777,529	$2,369,860	$(655,069)	$(223,445)	$(617)	$—	$(330,131)	$1,160,598	$2,938,127	$18,074,915	$21,013,042
PIMCO VIT Emerging Markets Bond Institutional Class	$5,920	$(1,319)	$2,497	$7,098	$706	$(15,932)	$(70)	$—	$—	$12,177	$(3,119)	$3,979	$93,609	$97,588
PIMCO VIT Emerging Markets Bond Advisor Class	$130,278	$(15,533)	$35,872	$150,617	$422,711	$(52,883)	$(26,028)	$(101)	$—	$66,881	$410,580	$561,197	$2,292,133	$2,853,330
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	$2,660	$(521)	$(3,358)	$(1,219)	$77,744	$(1,268)	$(6)	$—	$—	$(6,784)	$69,686	$68,467	$87,284	$155,751
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	$158,376	$(63,490)	$(229,848)	$(134,962)	$1,664,605	$(292,118)	$(86,400)	$(130)	$—	$654,141	$1,940,098	$1,805,136	$6,605,477	$8,410,613
PIMCO VIT Long- Term U.S. Government Institutional Class	$6,820	$(9,917)	$(19,165)	$(22,262)	$42,571	$(27,804)	$(98)	$—	$—	$106,866	$121,535	$99,273	$242,216	$341,489
PIMCO VIT Long- Term US Government Advisor Class	$304,079	$(758,766)	$(1,281,533)	$(1,736,220)	$6,754,677	$(807,489)	$(248,593)	$(793)	$—	$1,192,222	$6,890,024	$5,153,804	$20,630,010	$25,783,814
PIMCO VIT Real Return Institutional Class	$10,774	$(10,992)	$8,132	$7,914	$167,846	$(78,606)	$(385)	$—	$—	$(209,749)	$(120,894)	$(112,980)	$656,832	$543,852
PIMCO VIT Real Return Advisor Class	$978,949	$(235,494)	$(324,764)	$418,691	$17,618,261	$(1,882,221)	$(936,457)	$(1,739)	$—	$6,947,517	$21,745,361	$22,164,052	$69,189,792	$91,353,844
Principal Capital Appreciation Class 2	$(235,336)	$1,639,542	$5,462,610	$6,866,816	$18,664,228	$(700,587)	$(368,704)	$(724)	$—	$(513,111)	$17,081,102	$23,947,918	$26,112,913	$50,060,831
Principal Diversified International	$3,156	$256	$310	$3,722	$38,291	$(50,589)	$(119)	$—	$—	$(6,262)	$(18,679)	$(14,957)	$141,633	$126,676
Principal Government & High Quality Bond	$14,038	$(3,903)	$(8,691)	$1,444	$232,686	$(27,219)	$(193)	$—	$—	$76,609	$281,883	$283,327	$322,684	$606,011
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Principal Small Cap	$(1,646)	$307	$29,850	$28,511	$150,594	$(264,244)	$(194)	$—	$—	$50,671	$(63,173)	$(34,662)	$432,381	$397,719
Principal VC Equity Income Class 2	$180,623	$402,179	$3,112,804	$3,695,606	$4,207,898	$(770,847)	$(329,654)	$(589)	$—	$(2,574,546)	$532,262	$4,227,868	$27,870,171	$32,098,039
Putnam VT International Value Class 1B	$91,907	$122,723	$71,539	$286,169	$2,201,592	$(157,690)	$(102,466)	$(296)	$—	$756,364	$2,697,504	$2,983,673	$7,338,798	$10,322,471
Putnam VT Research Class 1B	$(260,446)	$1,031,519	$5,373,465	$6,144,538	$8,736,595	$(943,883)	$(326,246)	$(617)	$—	$(1,116,538)	$6,349,311	$12,493,849	$23,633,407	$36,127,256
Templeton Global Bond VIP Class 1	$(1,380)	$(5,232)	$(21,199)	$(27,811)	$19,256	$(26,915)	$(193)	$—	$—	$(59,653)	$(67,505)	$(95,316)	$281,887	$186,571
Templeton Global Bond VIP Class 2	$(93,959)	$(18,342)	$(874,051)	$(986,352)	$1,044,506	$(209,481)	$(90,225)	$(185)	$—	$864,804	$1,609,419	$623,067	$7,129,646	$7,752,713
Thrivent Aggressive Allocation	$5,065,996	$97,198,314	$115,375,792	$217,640,102	$91,093,263	$(154,476,450)	$(3,728,339)	$(161,688)	$(4,492)	$(19,312,872)	$(86,590,578)	$131,049,524	$1,503,835,056	$1,634,884,580
Thrivent All Cap	$(716,539)	$7,978,547	$16,359,161	$23,621,169	$9,402,609	$(14,477,342)	$(279,935)	$(4,756)	$3,503	$(258,320)	$(5,614,241)	$18,006,928	$129,102,920	$147,109,848
Thrivent Balanced Income Plus	$6,302,138	$1,561,209	$12,310,081	$20,173,428	$7,648,543	$(40,628,126)	$(158,249)	$(8,131)	$5,574	$(3,519,463)	$(36,659,852)	$(16,486,424)	$288,061,917	$271,575,493
Thrivent Diversified Income Plus	$19,888,589	$(3,200,344)	$15,779,527	$32,467,772	$14,100,015	$(83,270,054)	$(300,933)	$(20,192)	$9,217	$(10,902,919)	$(80,384,866)	$(47,917,094)	$584,534,797	$536,617,703
Thrivent Emerging Markets Equity	$815,113	$3,825,145	$(532,516)	$4,107,742	$1,733,932	$(8,631,147)	$(53,040)	$(2,532)	$(99)	$(2,218,605)	$(9,171,491)	$(5,063,749)	$54,623,441	$49,559,692
Thrivent ESG Index	$(118,259)	$1,880,262	$6,452,506	$8,214,509	$4,066,256	$(2,782,377)	$(223,144)	$(2,689)	$854	$(225,077)	$833,823	$9,048,332	$38,892,920	$47,941,252
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Thrivent Global Stock	$1,607,249	$14,112,713	$14,212,973	$29,932,935	$8,740,626	$(28,534,422)	$(272,260)	$(6,332)	$5,496	$38,393,478	$18,326,586	$48,259,521	$210,036,851	$258,296,372
Thrivent Government Bond	$3,906,350	$(3,434,959)	$(421,014)	$50,377	$7,358,749	$(20,338,469)	$(374,816)	$(5,173)	$1,495	$6,847,889	$(6,510,325)	$(6,459,948)	$140,804,639	$134,344,691
Thrivent Healthcare	$(970,110)	$19,072,622	$(19,349,805)	$(1,247,293)	$10,582,643	$(27,777,460)	$(461,273)	$(10,534)	$260	$(6,911,083)	$(24,577,447)	$(25,824,740)	$241,691,350	$215,866,610
Thrivent High Yield	$20,374,513	$(4,052,708)	$5,577,357	$21,899,162	$49,818,543	$(34,750,047)	$(2,445,508)	$(12,086)	$8,446	$16,360,981	$28,980,329	$50,879,491	$371,027,194	$421,906,685
Thrivent Income	$15,236,563	$(7,167,690)	$853,609	$8,922,482	$58,305,139	$(43,263,874)	$(2,631,955)	$(12,189)	$1,979	$57,004,990	$69,404,090	$78,326,572	$441,658,309	$519,984,881
Thrivent International Allocation	$4,125,383	$2,944,318	$130,419	$7,200,120	$5,373,707	$(29,187,743)	$(98,931)	$(5,652)	$1,638	$(6,501,457)	$(30,418,438)	$(23,218,318)	$218,296,298	$195,077,980
Thrivent International Index	$525,904	$568,651	$(572,053)	$522,502	$7,987,550	$(2,994,371)	$(252,293)	$(1,327)	$37	$2,351,644	$7,091,240	$7,613,742	$35,090,173	$42,703,915
Thrivent Large Cap Growth	$(10,506,829)	$136,906,772	$216,653,839	$343,053,782	$123,504,638	$(138,798,745)	$(3,240,509)	$(46,339)	$32,056	$(8,488,364)	$(27,037,263)	$316,016,519	$1,194,740,022	$1,510,756,541
Thrivent Large Cap Index	$(158,395)	$118,575,376	$139,199,836	$257,616,817	$123,538,820	$(130,365,633)	$(2,904,817)	$(44,000)	$15,865	$(34,617,974)	$(44,377,739)	$213,239,078	$1,140,689,307	$1,353,928,385
Thrivent Large Cap Value	$1,826,336	$28,545,809	$19,593,453	$49,965,598	$22,087,621	$(57,335,212)	$(905,073)	$(10,929)	$7,597	$(14,538,305)	$(50,694,301)	$(728,703)	$443,506,310	$442,777,607
Thrivent Limited Maturity Bond	$8,010,072	$(809,604)	$5,523,598	$12,724,066	$24,298,305	$(44,247,471)	$(985,194)	$(9,781)	$503	$2,422,179	$(18,521,459)	$(5,797,393)	$304,989,990	$299,192,597
Thrivent Mid Cap Growth	$(943,325)	$1,366,888	$5,997,361	$6,420,924	$8,169,546	$(5,898,439)	$(422,716)	$(4,014)	$—	$1,964,889	$3,809,266	$10,230,190	$69,827,268	$80,057,458
Thrivent Mid Cap Index	$356,521	$28,879,660	$29,800,195	$59,036,376	$45,377,653	$(56,770,276)	$(1,032,450)	$(21,821)	$2,917	$(9,365,982)	$(21,809,959)	$37,226,417	$494,342,781	$531,569,198
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Thrivent Mid Cap Stock	$(4,297,020)	$17,179,565	$41,138,732	$54,021,277	$52,446,978	$(59,221,937)	$(1,848,935)	$(20,797)	$18,724	$(2,817,186)	$(11,443,153)	$42,578,124	$606,837,013	$649,415,137
Thrivent Mid Cap Value	$2,827	$2,233,302	$1,371,018	$3,607,147	$3,253,770	$(4,559,952)	$(206,278)	$(1,831)	$—	$(4,604,492)	$(6,118,783)	$(2,511,636)	$46,635,464	$44,123,828
Thrivent Moderate Allocation	$83,495,233	$455,550,559	$381,298,260	$920,344,052	$270,833,471	$(1,369,147,559)	$(3,643,106)	$(286,927)	$12,180	$(78,515,391)	$(1,180,747,332)	$(260,403,280)	$8,324,960,701	$8,064,557,421
Thrivent Moderately Aggressive Allocation	$33,559,578	$314,453,611	$337,580,900	$685,594,089	$475,414,781	$(834,252,573)	$(5,528,899)	$(345,917)	$51,965	$(44,904,065)	$(409,564,708)	$276,029,381	$5,590,099,629	$5,866,129,010
Thrivent Moderately Conservative Allocation	$72,213,704	$53,846,855	$135,907,620	$261,968,179	$57,687,637	$(732,390,865)	$(664,458)	$(100,958)	$27,968	$(67,374,591)	$(742,815,267)	$(480,847,088)	$3,956,532,478	$3,475,685,390
Thrivent Money Market	$14,292,344	$—	$—	$14,292,344	$54,023,133	$(174,458,471)	$(348,180)	$(13,708)	$101	$133,879,012	$13,081,887	$27,374,231	$368,376,885	$395,751,116
Thrivent Opportunity Income Plus	$5,998,075	$(3,323,248)	$3,723,794	$6,398,621	$5,315,456	$(26,763,224)	$(84,579)	$(4,048)	$(5,557)	$33,327,266	$11,785,314	$18,183,935	$152,246,741	$170,430,676
Thrivent Real Estate Securities	$1,699,531	$6,625,322	$(5,848,630)	$2,476,223	$4,183,953	$(13,049,217)	$(121,091)	$(4,410)	$2,590	$(3,878,015)	$(12,866,190)	$(10,389,967)	$125,181,090	$114,791,123
Thrivent Small Cap Growth	$(1,414,617)	$1,781,206	$9,779,481	$10,146,070	$10,032,185	$(9,375,765)	$(594,550)	$(6,099)	$110	$328,237	$384,118	$10,530,188	$106,979,242	$117,509,430
Thrivent Small Cap Index	$549,479	$13,308,513	$19,228,453	$33,086,445	$45,040,693	$(50,756,170)	$(1,257,354)	$(19,386)	$2,504	$(9,620,874)	$(16,610,587)	$16,475,858	$481,771,880	$498,247,738
Thrivent Small Cap Stock	$(2,231,895)	$3,110,767	$36,187,566	$37,066,438	$36,260,684	$(36,994,642)	$(1,249,605)	$(11,482)	$10,359	$(2,378,408)	$(4,363,094)	$32,703,344	$376,527,369	$409,230,713
Vanguard® VIF Capital Growth	$7,898	$78,634	$119,049	$205,581	$177,786	$(113,064)	$(339)	$—	$—	$376,385	$440,768	$646,349	$1,393,952	$2,040,301
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2024
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations, as restated	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Vanguard® VIF International	$7,495	$(63,219)	$166,149	$110,425	$29,161	$(445,179)	$(260)	$—	$—	$(134,602)	$(550,880)	$(440,455)	$1,550,430	$1,109,975
Vanguard® VIF Short- Term Investment- Grade	$36,318	$(5,189)	$20,613	$51,742	$475,525	$(254,004)	$(384)	$—	$—	$22,922	$244,059	$295,801	$1,072,408	$1,368,209
Vanguard® VIF Small Company Growth	$(772)	$(6,642)	$46,900	$39,486	$7	$(35,777)	$(375)	$—	$—	$(22,775)	$(58,920)	$(19,434)	$402,013	$382,579
Vanguard® VIF Total Bond Market Index	$114,626	$(257,060)	$124,802	$(17,632)	$1,401,885	$(2,027,555)	$(1,620)	$—	$—	$270,992	$(356,298)	$(373,930)	$5,247,917	$4,873,987
Vanguard® VIF Total Stock Market Index	$55,845	$808,661	$484,211	$1,348,717	$1,362,259	$(1,693,719)	$(2,199)	$—	$—	$(379,539)	$(713,198)	$635,519	$6,596,469	$7,231,988
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
American Funds IS® Global Growth Class 1	$883	$18,938	$33,195	$53,016	$6,865	$(59,416)	$(66)	$—	$—	$5,186	$(47,431)	$5,585	$261,836	$267,421
American Funds IS® Global Growth Class 4	$(204,676)	$2,798,934	$5,042,122	$7,636,380	$8,186,147	$(533,426)	$(488,728)	$(1,975)	$—	$(863,996)	$6,298,022	$13,934,402	$34,131,006	$48,065,408
American Funds IS® Growth- Income Class 1	$9,739	$55,373	$188,167	$253,279	$31,439	$(17,269)	$(488)	$—	$—	$(9,748)	$3,934	$257,213	$989,395	$1,246,608
American Funds IS® Growth- Income Class 4	$9,027	$1,784,355	$5,742,526	$7,535,908	$7,209,652	$(132,209)	$(390,453)	$(1,688)	$—	$(687,862)	$5,997,440	$13,533,348	$27,586,033	$41,119,381
American Funds IS® International Growth and Income Class 4	$92,444	$(254,209)	$1,080,618	$918,853	$2,110,399	$(52,879)	$(85,870)	$(285)	$—	$(323,803)	$1,647,562	$2,566,415	$5,828,889	$8,395,304
American Funds IS® International Class 1	$4,456	$(19,659)	$90,421	$75,218	$140,887	$(135,517)	$(298)	$—	$—	$(9,197)	$(4,125)	$71,093	$504,085	$575,178
American Funds IS® International Class 4	$(3,781)	$(69,181)	$653,449	$580,487	$685,653	$(77,177)	$(54,723)	$(214)	$—	$(36,135)	$517,404	$1,097,891	$3,937,410	$5,035,301
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
BlackRock Total Return V.I. Class I	$6,629	$(984)	$11,954	$17,599	$239,129	$(3,130)	$—	$—	$—	$(4,000)	$231,999	$249,598	$144,379	$393,977
BlackRock Total Return V.I. Class III	$1,693,294	$(264,716)	$1,552,187	$2,980,765	$14,925,094	$(1,440,861)	$(1,005,264)	$(2,931)	$—	$3,461,287	$15,937,325	$18,918,090	$64,807,476	$83,725,566
DFA VA International Small Portfolio	$5,455	$(4,730)	$26,852	$27,577	$6,867	$(3,887)	$(180)	$—	$—	$9,075	$11,875	$39,452	$199,138	$238,590
DFA VA US Targeted Value	$20,078	$128,895	$153,574	$302,547	$501,051	$(208,836)	$(139)	$—	$—	$703,371	$995,447	$1,297,994	$824,549	$2,122,543
Eaton Vance VT Floating- Rate Income Initial Share Class	$3,051,674	$(62,282)	$1,117,235	$4,106,627	$11,028,386	$(92,774)	$(539,245)	$(1,181)	$—	$120,920	$10,516,106	$14,622,733	$36,395,320	$51,018,053
Fidelity® VIP Emerging Markets Initial Class	$14,012	$(36,759)	$91,083	$68,336	$201,406	$(190,494)	$(224)	$—	$—	$41,485	$52,173	$120,509	$768,760	$889,269
Fidelity VIP Emerging Markets Service Class 2	$154,096	$(312,374)	$1,596,917	$1,438,639	$3,222,513	$(283,124)	$(216,758)	$(715)	$—	$(595,814)	$2,126,102	$3,564,741	$15,760,125	$19,324,866
Fidelity VIP Energy Service Class 2	$194,682	$578,133	$(805,540)	$(32,725)	$3,916,815	$(486,326)	$(138,072)	$(793)	$—	$(1,219,348)	$2,072,276	$2,039,551	$14,685,402	$16,724,953
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Fidelity® VIP International Capital Appreciation Initial Class	$(1,091)	$(2,289)	$168,483	$165,103	$151,674	$(23,573)	$(57)	$—	$—	$(69,685)	$58,359	$223,462	$555,236	$778,698
Fidelity VIP International Capital Appreciation Service Class 2	$(426,599)	$(168,614)	$9,656,506	$9,061,293	$10,199,127	$(225,718)	$(508,920)	$(1,186)	$—	$(2,211,804)	$7,251,499	$16,312,792	$32,121,161	$48,433,953
Fidelity® VIP Value Initial Class	$2,750	$74,718	$98,685	$176,153	$153,524	$(63,487)	$(347)	$—	$—	$(972,780)	$(883,090)	$(706,937)	$1,487,636	$780,699
Fidelity VIP Value Service Class 2	$1,067	$1,182,083	$3,553,307	$4,736,457	$8,070,689	$(77,961)	$(296,324)	$(978)	$—	$7,499	$7,702,925	$12,439,382	$21,058,086	$33,497,468
Franklin Small Cap Value VIP Class 2	$(123,978)	$878,243	$1,332,617	$2,086,882	$4,084,466	$(301,328)	$(222,152)	$(675)	$—	$(70,618)	$3,489,693	$5,576,575	$14,948,896	$20,525,471
Goldman Sachs VIT Core Fixed Income Service Shares	$732,517	$(143,635)	$1,496,186	$2,085,068	$10,848,782	$(723,928)	$(582,604)	$(1,465)	$—	$2,995,823	$12,536,608	$14,621,676	$37,648,278	$52,269,954
Goldman Sachs VIT Small Cap Equity Insights Service Shares	$(33,242)	$(31,647)	$1,692,808	$1,627,919	$1,742,699	$(81,184)	$(109,291)	$(365)	$—	$355,025	$1,906,884	$3,534,803	$7,940,373	$11,475,176
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Janus Henderson Enterprise Institutional Class	$(5,022)	$55,681	$120,670	$171,329	$13,903	$(125,751)	$(712)	$—	$—	$(31,021)	$(143,581)	$27,748	$1,081,931	$1,109,679
Janus Henderson VIT Enterprise Service Class	$(231,168)	$1,466,570	$1,980,546	$3,215,948	$7,014,146	$(7,801)	$(227,985)	$(979)	$—	$1,356,956	$8,134,337	$11,350,285	$15,144,164	$26,494,449
Janus Henderson VIT Forty Service Class	$(622,974)	$(594,321)	$18,979,832	$17,762,537	$13,248,185	$(622,174)	$(673,530)	$(2,854)	$—	$(4,801,557)	$7,148,070	$24,910,607	$43,835,296	$68,745,903
John Hancock Core Bond Trust Series I	$18,186	$(18,865)	$40,277	$39,598	$6,886	$(101,552)	$(155)	$—	$—	$10,819	$(84,002)	$(44,404)	$773,802	$729,398
John Hancock VIT Core Bond Trust Series II	$387,635	$(75,856)	$549,299	$861,078	$5,947,796	$(179,937)	$(245,365)	$(696)	$—	$1,366,958	$6,888,756	$7,749,834	$15,571,314	$23,321,148
John Hancock International Equity Index Trust Series I	$3,700	$(4,032)	$25,557	$25,225	$112,718	$(20,144)	$(61)	$—	$—	$(71,047)	$21,466	$46,691	$153,542	$200,233
John Hancock International Small Company Trust Series II	$17,747	$26,326	$256,829	$300,902	$472,299	$(47,406)	$(34,368)	$(92)	$—	$134,890	$525,323	$826,225	$2,171,729	$2,997,954
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
John Hancock Strategic Income Opportunities Trust Series I	$17,859	$(7,535)	$30,886	$41,210	$1	$(5,129)	$(366)	$—	$—	$(23,693)	$(29,187)	$12,023	$603,798	$615,821
John Hancock Strategic Income Opportunities Trust Series II	$646,046	$(120,648)	$1,121,963	$1,647,361	$6,643,313	$(297,994)	$(358,761)	$(1,031)	$—	$320,491	$6,306,018	$7,953,379	$23,504,782	$31,458,161
MFS® VIT II - MFS® Blended Research Core Equity Initial Class	$6,881	$77,913	$166,163	$250,957	$138,239	$(26,411)	$(296)	$—	$—	$(477,738)	$(366,206)	$(115,249)	$1,036,857	$921,608
MFS® VIT II - Core Equity Service Class	$(244,047)	$1,279,648	$4,210,340	$5,245,941	$6,668,244	$(260,945)	$(324,708)	$(841)	$—	$(1,253,669)	$4,828,081	$10,074,022	$21,474,787	$31,548,809
MFS® VIT III Global Real Estate Service Class	$(36,494)	$246,005	$324,961	$534,472	$1,193,650	$(81,593)	$(49,599)	$(260)	$—	$190,128	$1,252,326	$1,786,798	$4,178,162	$5,964,960
MFS® VIT II - MFS® Corporate Bond Initial Class	$8,044	$(963)	$12,327	$19,408	$764	$(4,142)	$(21)	$—	$—	$11,802	$8,403	$27,811	$223,992	$251,803
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
MFS® VIT III - MFS® Global Real Estate Initial Class	$343	$1,687	$11,042	$13,072	$3	$(1,982)	$(145)	$—	$—	$(30,726)	$(32,850)	$(19,778)	$122,674	$102,896
MFS® VIT II - MFS® International Intrinsic Value Initial Class	$492	$18,999	$24,378	$43,869	$8,624	$(10,098)	$(228)	$—	$—	$(58,958)	$(60,660)	$(16,791)	$291,828	$275,037
MFS® VIT III - MFS® Mid Cap Value Initial Class	$6,873	$8,508	$63,172	$78,553	$17,346	$(7,964)	$(167)	$—	$—	$(229,362)	$(220,147)	$(141,594)	$770,374	$628,780
MFS® VIT III Mid Cap Value Service Class	$35,568	$336,299	$746,981	$1,118,848	$2,380,087	$(146,274)	$(108,091)	$(571)	$—	$345,031	$2,470,182	$3,589,030	$7,987,876	$11,576,906
MFS® VIT - New Discovery Series Service Class	$(223,824)	$(493,239)	$3,023,435	$2,306,372	$3,348,620	$(242,483)	$(222,320)	$(1,011)	$—	$488,276	$3,371,082	$5,677,454	$15,769,052	$21,446,506
MFS® VIT II - MFS® Technology Initial Class	$(5,525)	$(8,152)	$488,581	$474,904	$185,292	$(21,107)	$(703)	$—	$—	$(35,055)	$128,427	$603,331	$854,634	$1,457,965
MFS® VIT II Technology Service Class	$(363,766)	$(161,139)	$12,572,571	$12,047,666	$7,327,754	$(331,999)	$(329,222)	$(1,200)	$—	$(2,551,758)	$4,113,575	$16,161,241	$21,166,767	$37,328,008
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
MFS® VIT - MFS® Value Series Initial Class	$8,193	$38,433	$(4,752)	$41,874	$8,027	$(165,426)	$(290)	$—	$—	$(29,805)	$(187,494)	$(145,620)	$742,558	$596,938
MFS® VIT Value Series Service Class	$36,384	$1,094,482	$(61,465)	$1,069,401	$3,856,757	$(243,673)	$(181,503)	$(661)	$—	$(41,347)	$3,389,573	$4,458,974	$13,615,941	$18,074,915
PIMCO VIT Emerging Markets Bond Institutional Class	$4,546	$(1,523)	$6,037	$9,060	$62	$(2,174)	$(75)	$—	$—	$(5,053)	$(7,240)	$1,820	$91,789	$93,609
PIMCO VIT Emerging Markets Bond Advisor Class	$80,969	$(34,954)	$147,883	$193,898	$411,836	$65,069	$(18,834)	$(105)	$—	$(37,291)	$420,675	$614,573	$1,677,560	$2,292,133
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	$1,795	$(4,308)	$8,217	$5,704	$8,010	$(4,168)	$(5)	$—	$—	$(99,006)	$(95,169)	$(89,465)	$176,749	$87,284
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	$53,176	$5,754	$186,520	$245,450	$794,309	$(39,499)	$(75,860)	$(199)	$—	$303,714	$982,465	$1,227,915	$5,377,562	$6,605,477
PIMCO VIT Long- Term U.S. Government Institutional Class	$4,660	$(71,102)	$75,246	$8,804	$2,833	$(58,477)	$(145)	$—	$—	$(33,961)	$(89,750)	$(80,946)	$323,162	$242,216
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
PIMCO VIT Long- Term US Government Advisor Class	$176,414	$(274,128)	$652,319	$554,605	$3,416,812	$(371,858)	$(220,453)	$(914)	$—	$3,307,066	$6,130,653	$6,685,258	$13,944,752	$20,630,010
PIMCO VIT Real Return Institutional Class	$29,686	$(72,162)	$76,753	$34,277	$117,266	$(64,654)	$(551)	$—	$—	$(1,125,876)	$(1,073,815)	$(1,039,538)	$1,696,370	$656,832
PIMCO VIT Real Return Advisor Class	$1,011,181	$(182,071)	$585,188	$1,414,298	$15,315,742	$(549,787)	$(768,874)	$(1,870)	$—	$3,064,688	$17,059,899	$18,474,197	$50,715,595	$69,189,792
Principal Capital Appreciation Class 2	$(96,716)	$1,388,260	$2,895,444	$4,186,988	$7,568,577	$97,738	$(224,257)	$(660)	$—	$785,202	$8,226,600	$12,413,588	$13,699,325	$26,112,913
Principal Diversified International	$436	$(20,189)	$50,876	$31,123	$1,068	$(14,234)	$(202)	$—	$—	$(146,845)	$(160,213)	$(129,090)	$270,723	$141,633
Principal Government & High Quality Bond	$6,207	$(29,745)	$37,125	$13,587	$3,232	$(116,699)	$(223)	$—	$—	$(104,505)	$(218,195)	$(204,608)	$527,292	$322,684
Principal Small Cap	$(2,124)	$(27,310)	$83,980	$54,546	$5,722	$(108,575)	$(234)	$—	$—	$1,354	$(101,733)	$(47,187)	$479,568	$432,381
Principal VC Equity Income Class 2	$186,070	$1,089,975	$1,102,093	$2,378,138	$4,124,482	$(460,194)	$(290,802)	$(752)	$—	$721,029	$4,093,763	$6,471,901	$21,398,270	$27,870,171
Putnam VT International Value Class 1B	$(234)	$31,021	$821,378	$852,165	$2,056,687	$65,751	$(66,721)	$(253)	$—	$184,517	$2,239,981	$3,092,146	$4,246,652	$7,338,798
Putnam VT Research Class 1B	$(92,409)	$(1,838)	$4,701,248	$4,607,001	$5,430,579	$(188,401)	$(222,358)	$(649)	$—	$(707,240)	$4,311,931	$8,918,932	$14,714,475	$23,633,407
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Templeton Global Bond VIP Class 1	$(3,231)	$(27,161)	$33,514	$3,122	$2,211	$(46,003)	$(292)	$—	$—	$(511,162)	$(555,246)	$(552,124)	$834,011	$281,887
Templeton Global Bond VIP Class 2	$(78,078)	$(12,516)	$225,427	$134,833	$1,167,255	$(90,006)	$(80,219)	$(211)	$—	$332,307	$1,329,126	$1,463,959	$5,665,687	$7,129,646
Thrivent Aggressive Allocation	$8,578,454	$34,653,137	$187,979,601	$231,211,192	$88,518,824	$(115,766,197)	$(2,925,838)	$(178,859)	$9,750	$(7,560,181)	$(37,902,501)	$193,308,691	$1,310,526,365	$1,503,835,056
Thrivent All Cap	$(327,419)	$795,794	$21,739,035	$22,207,410	$6,374,505	$(10,251,813)	$(204,914)	$(5,184)	$(5,236)	$1,695,202	$(2,397,440)	$19,809,970	$109,292,950	$129,102,920
Thrivent Balanced Income Plus	$4,270,546	$(3,880,092)	$29,301,287	$29,691,741	$7,938,737	$(26,191,020)	$(130,965)	$(9,241)	$3,042	$(2,425,383)	$(20,814,830)	$8,876,911	$279,185,006	$288,061,917
Thrivent Diversified Income Plus	$16,147,377	$(11,562,690)	$45,904,496	$50,489,183	$15,496,859	$(74,734,403)	$(234,686)	$(23,270)	$4,395	$(24,109,817)	$(83,600,922)	$(33,111,739)	$617,646,536	$584,534,797
Thrivent Emerging Markets Equity	$994,842	$(1,146,299)	$4,269,032	$4,117,575	$1,822,713	$(6,010,231)	$(44,899)	$(3,135)	$(5,974)	$(1,635,851)	$(5,877,377)	$(1,759,802)	$56,383,243	$54,623,441
Thrivent ESG Index	$(71,152)	$58,281	$8,277,573	$8,264,702	$3,593,630	$(2,112,394)	$(185,775)	$(2,699)	$—	$(2,365,689)	$(1,072,927)	$7,191,775	$31,701,145	$38,892,920
Thrivent Global Stock	$56,123	$1,327,443	$35,777,370	$37,160,936	$6,386,662	$(19,001,408)	$(164,838)	$(6,388)	$(34,489)	$(2,874,451)	$(15,694,912)	$21,466,024	$188,570,827	$210,036,851
Thrivent Government Bond	$2,858,959	$(4,810,894)	$6,119,870	$4,167,935	$6,597,228	$(14,532,961)	$(314,803)	$(6,087)	$1,732	$4,679,586	$(3,575,305)	$592,630	$140,212,009	$140,804,639
Thrivent Healthcare	$(1,621,505)	$10,777,140	$(2,643,584)	$6,512,051	$11,397,188	$(23,949,691)	$(365,199)	$(13,047)	$815	$(6,438,726)	$(19,368,660)	$(12,856,609)	$254,547,959	$241,691,350
Thrivent High Yield	$16,491,792	$(7,065,823)	$25,088,196	$34,514,165	$41,273,229	$(24,426,307)	$(1,876,410)	$(14,014)	$(13,312)	$873,859	$15,817,045	$50,331,210	$320,695,984	$371,027,194
Thrivent Income	$11,994,082	$(12,030,112)	$31,834,967	$31,798,937	$39,808,650	$(35,109,210)	$(2,066,742)	$(14,283)	$(473)	$21,745,272	$24,363,214	$56,162,151	$385,496,158	$441,658,309
Thrivent International Allocation	$3,054,550	$(2,103,850)	$32,148,304	$33,099,004	$5,303,247	$(22,728,529)	$(86,404)	$(6,812)	$(22,749)	$(8,239,817)	$(25,781,064)	$7,317,940	$210,978,358	$218,296,298
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Thrivent International Index	$240,380	$38,792	$4,138,475	$4,417,647	$5,286,609	$(1,229,735)	$(189,909)	$(1,510)	$139	$3,111,865	$6,977,459	$11,395,106	$23,695,067	$35,090,173
Thrivent Large Cap Growth	$(10,345,143)	$114,522,189	$268,183,610	$372,360,656	$65,537,738	$(85,067,567)	$(2,260,079)	$(47,519)	$19,990	$27,711,177	$5,893,740	$378,254,396	$816,485,626	$1,194,740,022
Thrivent Large Cap Index	$1,047,438	$82,029,908	$147,614,451	$230,691,797	$67,118,274	$(97,923,935)	$(2,132,720)	$(48,692)	$13,354	$(21,170,933)	$(54,144,652)	$176,547,145	$964,142,162	$1,140,689,307
Thrivent Large Cap Value	$2,216,809	$30,358,589	$14,378,432	$46,953,830	$23,331,158	$(37,738,856)	$(735,024)	$(12,865)	$(13,195)	$(38,183,102)	$(53,351,884)	$(6,398,054)	$449,904,364	$443,506,310
Thrivent Limited Maturity Bond	$6,320,879	$(4,023,967)	$13,366,590	$15,663,502	$21,168,999	$(43,888,515)	$(820,786)	$(11,037)	$(30,923)	$(18,754,009)	$(42,336,271)	$(26,672,769)	$331,662,759	$304,989,990
Thrivent Mid Cap Growth	$(754,475)	$(613,473)	$9,975,991	$8,608,043	$6,742,313	$(3,319,796)	$(333,838)	$(4,347)	$—	$7,956,480	$11,040,812	$19,648,855	$50,178,413	$69,827,268
Thrivent Mid Cap Index	$432,276	$26,588,553	$37,614,766	$64,635,595	$27,871,041	$(41,240,334)	$(745,824)	$(24,949)	$(9,295)	$(6,302,161)	$(20,451,522)	$44,184,073	$450,158,708	$494,342,781
Thrivent Mid Cap Stock	$(4,575,513)	$28,210,532	$44,499,030	$68,134,049	$42,781,937	$(40,887,619)	$(1,359,275)	$(23,354)	$(13,472)	$16,514,683	$17,012,900	$85,146,949	$521,690,064	$606,837,013
Thrivent Mid Cap Value	$(193,105)	$789,174	$4,521,049	$5,117,118	$4,771,653	$(2,899,341)	$(174,632)	$(2,089)	$—	$(8,232,091)	$(6,536,500)	$(1,419,382)	$48,054,846	$46,635,464
Thrivent Moderate Allocation	$87,701,603	$(14,165,639)	$1,025,077,839	$1,098,613,803	$179,203,319	$(913,508,407)	$(2,981,878)	$(324,010)	$66,358	$(67,291,359)	$(804,835,977)	$293,777,826	$8,031,182,875	$8,324,960,701
Thrivent Moderately Aggressive Allocation	$62,192,001	$109,569,443	$628,384,438	$800,145,882	$167,351,819	$(556,514,129)	$(4,074,464)	$(387,359)	$19,782	$(55,888,661)	$(449,493,012)	$350,652,870	$5,239,446,759	$5,590,099,629
Thrivent Moderately Conservative Allocation	$57,796,567	$(49,771,865)	$388,704,613	$396,729,315	$44,406,410	$(501,075,718)	$(582,020)	$(113,782)	$17,579	$(89,915,363)	$(547,262,894)	$(150,533,579)	$4,107,066,057	$3,956,532,478
Thrivent Money Market	$11,826,874	$—	$—	$11,826,874	$53,010,454	$(86,752,244)	$(234,350)	$(13,356)	$103	$88,600,568	$54,611,175	$66,438,049	$301,938,836	$368,376,885
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Thrivent Opportunity Income Plus	$5,877,728	$(6,319,548)	$11,988,466	$11,546,646	$3,028,454	$(24,625,694)	$(49,729)	$(4,545)	$(10,975)	$(7,752,092)	$(29,414,581)	$(17,867,935)	$170,114,676	$152,246,741
Thrivent Real Estate Securities	$1,145,486	$5,660,974	$3,330,662	$10,137,122	$3,124,712	$(13,089,090)	$(102,078)	$(5,342)	$(1,594)	$(3,218,523)	$(13,291,915)	$(3,154,793)	$128,335,883	$125,181,090
Thrivent Small Cap Growth	$(1,194,011)	$(622,148)	$9,623,695	$7,807,536	$11,032,700	$(5,970,829)	$(458,123)	$(6,593)	$95	$10,513,779	$15,111,029	$22,918,565	$84,060,677	$106,979,242
Thrivent Small Cap Index	$(360,798)	$14,922,789	$46,397,903	$60,959,894	$29,558,801	$(36,327,864)	$(924,740)	$(22,673)	$(3,350)	$2,195,730	$(5,524,096)	$55,435,798	$426,336,082	$481,771,880
Thrivent Small Cap Stock	$(2,077,798)	$41,948,696	$(2,803,528)	$37,067,370	$30,374,088	$(21,704,620)	$(888,571)	$(11,986)	$653	$19,479,116	$27,248,680	$64,316,050	$312,211,319	$376,527,369
Vanguard® VIF Capital Growth	$1,698	$51,010	$184,525	$237,233	$513,404	$(110,435)	$(392)	$—	$—	$(16,576)	$386,001	$623,234	$770,718	$1,393,952
Vanguard® VIF International	$21,374	$(270,436)	$516,157	$267,095	$77,045	$(514,449)	$(267)	$—	$—	$(463,747)	$(901,418)	$(634,323)	$2,184,753	$1,550,430
Vanguard® VIF Short- Term Investment- Grade	$21,656	$(36,861)	$77,628	$62,423	$121,551	$(431,276)	$(399)	$—	$—	$22,369	$(287,755)	$(225,332)	$1,297,740	$1,072,408
Vanguard® VIF Small Company Growth	$(1,301)	$(34,110)	$112,669	$77,258	$12	$(120,139)	$(417)	$—	$—	$(9,512)	$(130,056)	$(52,798)	$454,811	$402,013
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations, as restated	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions, as restated	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss), as restated	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Rider fee, as restated	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Vanguard® VIF Total Bond Market Index	$111,267	$(222,581)	$361,657	$250,343	$255,289	$(1,406,772)	$(1,423)	$—	$—	$605,111	$(547,795)	$(297,452)	$5,545,369	$5,247,917
Vanguard® VIF Total Stock Market Index	$44,207	$435,458	$936,283	$1,415,948	$642,753	$(1,236,088)	$(1,645)	$—	$—	$(208,782)	$(803,762)	$612,186	$5,984,283	$6,596,469
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
(1) ORGANIZATION
The Thrivent Variable Annuity Account I (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account, which commenced operations on October 31, 2002, contains 97 subaccounts as shown below. 30 of the subaccounts invest in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a fund and collectively the Funds.) For each subaccount, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2024, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Subaccount	Series
*American Funds IS® Global Growth	American Funds Insurance Series — Global Growth Portfolio Class 1
**American Funds IS® Global Growth Class 4	American Funds Insurance Series — Global Growth Portfolio Class 4
*American Funds IS® Growth- Income	American Funds Insurance Series — Growth-Income Portfolio Class 1
**American Funds IS® Growth-Income Class 4	American Funds Insurance Series — Growth-Income Portfolio Class 4
**American Funds IS International Growth and Income Class 4	American Funds Insurance Series — International Growth and Income Portfolio Class 4
*American Funds IS® International	American Funds Insurance Series — International Portfolio Class 1
**American Funds IS® International Class 4	American Funds Insurance Series — International Portfolio Class 4
*BlackRock Total Return V.I. Class I	Blackrock Variable Series Funds, Inc.- Total Return V.I. Portfolio Class I
**BlackRock Total Return V.I. Class III	Blackrock Variable Series Funds, Inc.- Total Return V.I. Portfolio Class III
*DFA VA International Small Portfolio	Dimensional Instutional Class- International Small Portfolio
*DFA VA US Targeted Value	Dimensional Instutional Class- Targeted Value Portfolio
**Eaton Vance VT Floating- Rate Income	Eaton Vance VT Floating-Rate Income Initial Share Class
*Fidelity® VIP Emerging Markets Initial Class	Fidelity Variable Insurance Products — Emerging Markets Portfolio Initial Class
**Fidelity VIP Emerging Markets Service Class 2	Fidelity Variable Insurance Products — Emerging Markets Portfolio Service Class 2
**Fidelity VIP Energy Service Class 2	Fidelity Variable Insurance Products — Energy Portfolio Service Class 2
*Fidelity® VIP International Capital Appreciation Initial Class	Fidelity Variable Insurance Products — International Capital Appreciation Portfolio Initial Class
**Fidelity® VIP International Capital Appreciation Service Class 2	Fidelity Variable Insurance Products — International Capital Appreciation Portfolio Service Class 2

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued

Subaccount	Series
*Fidelity® VIP Value Initial Class	Fidelity Variable Insurance Products — Value Portfolio Initial Class
**Fidelity VIP Value Service Class 2	Fidelity Variable Insurance Products — Value Portfolio Service Class 2
**Franklin Small Cap Value VIP Class 2	Franklin Small Cap Value VIP Portfolio Class 2
**Goldman Sachs VIT Core Fixed Income Service Shares	Goldman Sachs VIT Core Fixed Income Portfolio Service Shares
**Goldman Sachs VIT Small Cap Equity Insights Service Shares	Goldman Sachs VIT Small Cap Equity Insights Portfolio Service Shares
*Janus Henderson Enterprise Institutional Class	Janus Henderson Institutional Class — Enterprise Portfolio
**Janus Henderson VIT Enterprise Service Class	Janus Henderson VIT Enterprise Portfolio Service Shares
**Janus Henderson VIT Forty Service Class	Janus Henderson VIT Forty Portfolio Service Shares
*John Hancock Core Bond Trust Series I	John Hancock Core Bond Trust Portfolio Series I
**John Hancock VIT Core Bond Trust Series II	John Hancock Core Bond Trust Portfolio Series II
*John Hancock International Equity Index Trust Series I	John Hancock International Equity Index Trust Portfolio Series I
**John Hancock International Small Company Trust Series II	John Hancock International Small Company Trust Portfolio Series II
*John Hancock Strategic Income Opportunities Trust Series I	John Hancock Strategic Income Opportunities Trust Portfolio Series I
**John Hancock Strategic Income Opportunities Trust Series II	John Hancock Strategic Income Opportunities Trust Portfolio Series II
*MFS® VIT II — **MFS® Blended Research Core Equity	MFS Blended Research Core Equity Portfolio Initial Class
**MFS® VIT II — Core Equity Service Class	MFS Variable Insurance Trust II — Core Equity Portfolio Service Share Class
**MFS® VIT III Global Real Estate Service Class	MFS Variable Insurance Trust III — Global Real Estate Portfolio Service Share Class
*MFS® VIT II — **MFS® Corporate Bond	MFS Corporate Bond Portfolio Initial Class
*MFS® VIT III — **MFS® Global Real Estate	MFS Global Real Estate Portfolio Initial Class

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued

Subaccount	Series
*MFS® VIT II — **MFS® International Intrinsic Value	MFS International Intrinsic Value Portfolio Initial Class
*MFS® VIT III — **MFS® Mid Cap Value	MFS Mid Cap Value Portfolio Initial Class
**MFS® VIT III Mid Cap Value Service Class	MFS Variable Insurance Trust III — Mid Cap Value Portfolio Service Share Class
**MFS® VIT — New Discovery Series Service Class	MFS Variable Insurance Trust — New Discovery Sereies Service Share Class
*MFS® VIT II — MFS® Technology Initial Class	MFS Initial Class — Technology Portfolio
**MFS® VIT II Technology Service Class	MFS Variable Insurance Trust II — Techonology Portfolio Service Share Class
*MFS® VIT — **MFS® Value Series	MFS Value Series Portfolio Initial Class
**MFS® VIT Value Series Service Class	MFS Variable Insurance Trust — Value Series Service Share Class
*PIMCO VIT Emerging Markets Bond Institutional Class	PIMCO VIT Emerging Markets Bond Portfolio Institutional Class
**PIMCO VIT Emerging Markets Bond Advisor Class	PIMCO VIT Emerging Markets Bond Advisor Class
*PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	PIMCO VIT Global Bond Opportunities (Unhedged) Portfolio Institutional Class
**PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	PIMC VIT — Global Bond Opportunities (Unhedged) Portfolio Advisor Class
*PIMCO VIT Long-Term U.S. Government Institutional Class	PIMCO VIT Long -Term U.S. Goverment Portfolio Institutional Class
**PIMCO VIT Long-Term US Government Advisor Class	PIMCO VIT — Long -Term U.S. Goverment Portfolio Advisor Class
*PIMCO VIT Real Return Institutional Class	PIMCO VIT Real Return Portfolio Institutional Class
**PIMCO VIT Real Return Advisor Class	PIMCO VIT — Real Return Portfolio Advisor Class
**Principal Capital Appreciation Class 2	Principal Capital Appreciation Portfolio Class 2
*Principal Diversified International	Principal Variable Contracts Funds, Inc. — Diversified International Portfolio
*Principal Government & High Quality Bond	Principal Variable Contracts Funds, Inc. — Government & High Quality Bond Portfolio
*Principal Small Cap	Principal Variable Contracts Funds, Inc. — Small Cap Portfolio

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued

Subaccount	Series
**Principal VC Equity Income Class 2	Principal VC Equity Income Portfolio Class 2
**Putnam VT International Value Class 1B	Putnam VT International Value Portfolio Class 1B
**Putnam VT Research Class 1B	Putnam VT Research Portfolio Class 1B
*Templeton Global Bond VIP Class 1	Templeton Global Bond VIP Portfolio Class 1
**Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Portfolio Class 2
***Thrivent Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
****Thrivent All Cap	Thrivent Series Fund, Inc. — All Cap Portfolio
****Thrivent Balanced Income Plus	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
****Thrivent Diversified Income Plus	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
****Thrivent Emerging Markets Equity	Thrivent Series Fund, Inc. — Emerging Markets Equity Portfolio
****Thrivent ESG Index	Thrivent Series Fund, Inc. — ESG Index Portfolio
****Thrivent Global Stock (a)	Thrivent Series Fund, Inc. — Global Stock Portfolio
***Thrivent Government Bond	Thrivent Series Fund, Inc. — Government Bond
****Thrivent Healthcare	Thrivent Series Fund, Inc. — Healthcare Portfolio
****Thrivent High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
****Thrivent Income	Thrivent Series Fund, Inc. — Income Portfolio
****Thrivent International Allocation	Thrivent Series Fund, Inc. — International Allocation Portfolio
****Thrivent International Index	Thrivent Series Fund, Inc. — International Index Portfolio
****Thrivent Large Cap Growth	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
****Thrivent Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
****Thrivent Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
****Thrivent Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
****Thrivent Mid Cap Growth	Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio
****Thrivent Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
****Thrivent Mid Cap Stock	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
****Thrivent Mid Cap Value	Thrivent Series Fund, Inc. — Mid Cap Value Portfolio
***Thrivent Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
***Thrivent Moderately Aggressive Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
***Thrivent Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued

Subaccount	Series
****Thrivent Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio
****Thrivent Opportunity Income Plus (b)	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
****Thrivent Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
****Thrivent Small Cap Growth	Thrivent Series Fund, Inc. — Small Cap Growth Portfolio
****Thrivent Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
****Thrivent Small Cap Stock	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
*Vanguard® VIF Capital Growth	Vanguard Variable Insurance Fund — Capital Growth Portfolio
*Vanguard® VIF International	Vanguard Variable Insurance Fund — International Portfolio
*Vanguard® VIF Short-Term Investment-Grade	Vanguard Variable Insurance Fund — Short-Term Investment Grade Portfolio
*Vanguard® VIF Small Company Growth	Vanguard Variable Insurance Fund — Small Company Growth Portfolio
*Vanguard® VIF Total Bond Market Index	Vanguard Variable Insurance Fund — Total Bond Market Index Portfolio
*Vanguard® VIF Total Stock Market Index	Vanguard Variable Insurance Fund — Total Stock Market Index Portfolio

(a)
Thrivent Low Volatility Equity merged into Thrivent Global Stock as of July 26, 2024.
(b)
Thrivent Multidimensional Income merged intoThrivent Opportunity Income Plus as of July 26, 2024.

*Available in AdvisorFlex Variable Annuity only.
**Available in Retirement Choice Variable Annuity only.
***Available in Thrivent Variable Annuity 2002 and 2005 Series and Retirement Choice only.
****Available in Thrivent Variable Annuity 2002 and 2005 Series, AdvisorFlex and Retirement Choice only.
The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of Thrivent Financial.
A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.
(2) SIGNIFICANT ACCOUNTING POLICIES
The Variable Account applies the accounting and reporting guidance for investment companies as outlined in Accounting Standards Codification (ASC) 946.

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

Segment Reporting
Effective for year end reporting, the variable product adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This adoption of the new standard did not affect the variable product’s financial position or its results of operations. The standard aims to enhance segment disclosures for improved investment understanding.
The Variable Account’s operations constitute a single operating segment, and therefore the single reportable segment of the Variable Account. The chief operating decision maker (“CODM”), Vice President — Solutions Pricing & Development, manages the business activities of the Variable Account and utilizes the Statements of Operations and its net income metric to allocate resources and assess performance of the Variable Account. The accounting policies used to measure the profit and loss of the Variable Account are the same as those described in Note 2.
Valuation of Investments
The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.
Federal Income Taxes
Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.
Annuity Reserves
Annuity reserves, represented as reserves for contracts in annuity payout period in the statement of assets and liabilities, are computed for currently payable contracts according to Section VM-21 of the NAIC Valuation Manual. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reflected as a payable to Thrivent Financial on the statement of assets and liabilities. If additional reserves are required, a receivable from Thrivent Financial is reflected on the statement of assets and liabilities.
Death Claims
Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits.
Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

Fair Value of Financial Instruments
In estimating the fair values for financial instruments carried at fair value, the significance of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments must be classified into one of three categories based on that evaluation:
Level 1:
Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:
Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:
Fair value based on significant value driver inputs that are not observable.
The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy.
Restatement of Previously Filed Thrivent Variable Annuity Account I Financial Statements
Subsequent to the filing of the financial statements for the year ended December 31, 2024, management identified an error for certain subaccounts related to rider fees that were reported within the Statements of Operations rather than appropriately classified within the Statements of Changes in Net Assets. This error affected the net investment income (loss) reported on the Statements of Operations as well as the presentation of certain line items in the Statements of Changes in Net Assets but did not impact the Statements of Assets and Liabilities, the notes to the financial statements or individual policyholder account values.
Management also identified two subaccounts that recorded incorrect amounts in the Transfers for contract benefits and terminations financial statement line item within the Statements of Changes in Net Assets. These errors did not impact the Statements of Assets and Liabilities, the Statements of Operations, the notes to the financial statements or individual policyholder account values.
The following tables show the amounts as originally reported, the adjustments and the amounts as restated for the years ended December 31, 2024 and 2023. The tables show only the Funds that were impacted by the errors described above.
	As Reported December 31, 2024			Misstatement			As Restated December 31, 2024
	Statements of Operations			Statements of Operations			Statements of Operations
Subaccount	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations
American Funds IS® Global Growth Class 1	$(89)	$13,050	$53,611	$89	$89	$89	$-	$13,139	$53,700
American Funds IS® Global Growth Class 4	$(612,671)	$(466,807)	$4,975,136	$612,671	$612,671	$612,671	$-	$145,864	$5,587,807
American Funds IS® Growth-Income Class 1	$(598)	$24,106	$359,764	$598	$598	$598	$-	$24,704	$360,362
American Funds IS® Growth-Income Class 4	$(521,736)	$(636,420)	$9,127,157	$521,736	$521,736	$521,736	$-	$(114,684)	$9,648,893
American Funds IS® International Growth and Income Class 4	$(106,294)	$14,359	$(1,706)	$106,294	$106,294	$106,294	$-	$120,653	$104,588
American Funds IS® International Class 1	$(273)	$3,902	$14,396	$273	$273	$273	$-	$4,175	$14,669

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2024			Misstatement			As Restated December 31, 2024
	Statements of Operations			Statements of Operations			Statements of Operations
Subaccount	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations
American Funds IS® International Class 4	$(61,792)	$(71,213)	$(35,903)	$61,792	$61,792	$61,792	$-	$(9,421)	$25,889
BlackRock Total Return V.I. Class III	$(1,134,644)	$1,417,432	$(1,340,294)	$1,134,644	$1,134,644	$1,134,644	$-	$2,552,076	$(205,650)
DFA VA International Small Portfolio	$(205)	$18,371	$(3,530)	$205	$205	$205	$-	$18,576	$(3,325)
DFA VA US Targeted Value	$(128)	$10,161	$156,363	$128	$128	$128	$-	$10,289	$156,491
Eaton Vance VT Floating-Rate Income Initial Share Class	$(703,629)	$3,228,263	$2,977,275	$703,629	$703,629	$703,629	$-	$3,931,892	$3,680,904
Fidelity® VIP Emerging Markets Initial Class	$(277)	$22,817	$3,724	$277	$277	$277	$-	$23,094	$4,001
Fidelity VIP Emerging Markets Service Class 2	$(255,951)	$(245,131)	$1,429,727	$255,951	$255,951	$255,951	$-	$10,820	$1,685,678
Fidelity VIP Energy Service Class 2	$(174,386)	$7,156	$256,645	$174,386	$174,386	$174,386	$-	$181,542	$431,031
Fidelity® VIP International Capital Appreciation Initial Class	$(56)	$1,602	$63,925	$56	$56	$56	$-	$1,658	$63,981
Fidelity VIP International Capital Appreciation Service Class 2	$(645,384)	$(964,966)	$2,276,365	$645,384	$645,384	$645,384	$-	$(319,582)	$2,921,749
Fidelity® VIP Value Initial Class	$(341)	$6,438	$91,561	$341	$341	$341	$-	$6,779	$91,902
Fidelity VIP Value Service Class 2	$(387,922)	$(362,083)	$2,805,396	$387,922	$387,922	$387,922	$-	$25,839	$3,193,318
Franklin Small Cap Value VIP Class 2	$(267,116)	$(339,243)	$1,887,995	$267,116	$267,116	$267,116	$-	$(72,127)	$2,155,111
Goldman Sachs VIT Core Fixed Income Service Shares	$(714,789)	$726,890	$(867,280)	$714,789	$714,789	$714,789	$-	$1,441,679	$(152,491)
Goldman Sachs VIT Small Cap Equity Insights Service Shares	$(149,235)	$(195,263)	$1,865,362	$149,235	$149,235	$149,235	$-	$(46,028)	$2,014,597
Janus Henderson Enterprise Institutional Class	$(598)	$604	$128,741	$598	$598	$598	$-	$1,202	$129,339
Janus Henderson VIT Enterprise Service Class	$(327,913)	$(521,469)	$3,570,481	$327,913	$327,913	$327,913	$-	$(193,556)	$3,898,394
Janus Henderson VIT Forty Service Class	$(907,134)	$(1,956,931)	$17,840,988	$907,134	$907,134	$907,134	$-	$(1,049,797)	$18,748,122
John Hancock Core Bond Trust Series I	$(138)	$44,758	$15,757	$138	$138	$138	$-	$44,896	$15,895
John Hancock VIT Core Bond Trust Series II	$(302,487)	$403,661	$(417,606)	$302,487	$302,487	$302,487	$-	$706,148	$(115,119)
John Hancock International Equity Index Trust Series I	$(61)	$1,475	$6,406	$61	$61	$61	$-	$1,536	$6,467
John Hancock International Small Company Trust Series II	$(39,879)	$4,709	$706	$39,879	$39,879	$39,879	$-	$44,588	$40,585
John Hancock Strategic Income Opportunities Trust Series I	$(258)	$10,248	$10,559	$258	$258	$258	$-	$10,506	$10,817
John Hancock Strategic Income Opportunities Trust Series II	$(448,689)	$63,579	$186,243	$448,689	$448,689	$448,689	$-	$512,268	$634,932
MFS® VIT II - MFS® Blended Research Core Equity Initial Class	$(385)	$11,585	$430,735	$385	$385	$385	$-	$11,970	$431,120
MFS® VIT II - Core Equity Service Class	$(405,267)	$(707,707)	$5,394,336	$405,267	$405,267	$405,267	$-	$(302,440)	$5,799,603
MFS® VIT III Global Real Estate Service Class	$(61,919)	$(46,725)	$(326,344)	$61,919	$61,919	$61,919	$-	$15,194	$(264,425)
MFS® VIT II - MFS® Corporate Bond Initial Class	$(28)	$9,563	$5,694	$28	$28	$28	$-	$9,591	$5,722
MFS® VIT III - MFS® Global Real Estate Initial Class	$(97)	$1,482	$(3,951)	$97	$97	$97	$-	$1,579	$(3,854)
MFS® VIT II - MFS® International Intrinsic Value Initial Class	$(215)	$2,596	$18,843	$215	$215	$215	$-	$2,811	$19,058
MFS® VIT III - MFS® Mid Cap Value Initial Class	$(88)	$6,614	$124,852	$88	$88	$88	$-	$6,702	$124,940
MFS® VIT III Mid Cap Value Service Class	$(142,453)	$(170,566)	$1,247,604	$142,453	$142,453	$142,453	$-	$(28,113)	$1,390,057
MFS® VIT - New Discovery Series Service Class	$(268,045)	$(558,245)	$831,526	$268,045	$268,045	$268,045	$-	$(290,200)	$1,099,571
MFS® VIT II - MFS® Technology Initial Class	$(900)	$(10,297)	$544,822	$900	$900	$900	$-	$(9,397)	$545,722
MFS® VIT II Technology Service Class	$(480,043)	$(1,093,709)	$13,300,645	$480,043	$480,043	$480,043	$-	$(613,666)	$13,780,688
MFS® VIT - MFS® Value Series Initial Class	$(238)	$4,433	$43,957	$238	$238	$238	$-	$4,671	$44,195
MFS® VIT Value Series Service Class	$(223,445)	$(187,152)	$1,554,084	$223,445	$223,445	$223,445	$-	$36,293	$1,777,529

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2024			Misstatement			As Restated December 31, 2024
	Statements of Operations			Statements of Operations			Statements of Operations
Subaccount	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations
PIMCO VIT Emerging Markets Bond Institutional Class	$(70)	$5,850	$7,028	$70	$70	$70	$-	$5,920	$7,098
PIMCO VIT Emerging Markets Bond Advisor Class	$(26,028)	$104,250	$124,589	$26,028	$26,028	$26,028	$-	$130,278	$150,617
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	$(6)	$2,654	$(1,225)	$6	$6	$6	$-	$2,660	$(1,219)
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	$(86,400)	$71,976	$(221,362)	$86,400	$86,400	$86,400	$-	$158,376	$(134,962)
PIMCO VIT Long-Term U.S. Government Institutional Class	$(98)	$6,722	$(22,360)	$98	$98	$98	$-	$6,820	$(22,262)
PIMCO VIT Long-Term US Government Advisor Class	$(248,593)	$55,486	$(1,984,813)	$248,593	$248,593	$248,593	$-	$304,079	$(1,736,220)
PIMCO VIT Real Return Institutional Class	$(385)	$10,389	$7,529	$385	$385	$385	$-	$10,774	$7,914
PIMCO VIT Real Return Advisor Class	$(936,457)	$42,492	$(517,766)	$936,457	$936,457	$936,457	$-	$978,949	$418,691
Principal Capital Appreciation Class 2	$(368,704)	$(604,040)	$6,498,112	$368,704	$368,704	$368,704	$-	$(235,336)	$6,866,816
Principal Diversified International	$(119)	$3,037	$3,603	$119	$119	$119	$-	$3,156	$3,722
Principal Government & High Quality Bond	$(193)	$13,845	$1,251	$193	$193	$193	$-	$14,038	$1,444
Principal Small Cap	$(194)	$(1,840)	$28,317	$194	$194	$194	$-	$(1,646)	$28,511
Principal VC Equity Income Class 2	$(329,654)	$(149,031)	$3,365,952	$329,654	$329,654	$329,654	$-	$180,623	$3,695,606
Putnam VT International Value Class 1B	$(102,466)	$(10,559)	$183,703	$102,466	$102,466	$102,466	$-	$91,907	$286,169
Putnam VT Research Class 1B	$(326,246)	$(586,692)	$5,818,292	$326,246	$326,246	$326,246	$-	$(260,446)	$6,144,538
Templeton Global Bond VIP Class 1	$(193)	$(1,573)	$(28,004)	$193	$193	$193	$-	$(1,380)	$(27,811)
Templeton Global Bond VIP Class 2	$(90,225)	$(184,184)	$(1,076,577)	$90,225	$90,225	$90,225	$-	$(93,959)	$(986,352)
Thrivent Aggressive Allocation	$(3,728,339)	$1,337,657	$213,911,763	$3,728,339	$3,728,339	$3,728,339	$-	$5,065,996	$217,640,102
Thrivent All Cap	$(279,935)	$(996,474)	$23,341,234	$279,935	$279,935	$279,935	$-	$(716,539)	$23,621,169
Thrivent Balanced Income Plus	$(158,249)	$6,143,889	$20,015,179	$158,249	$158,249	$158,249	$-	$6,302,138	$20,173,428
Thrivent Diversified Income Plus	$(300,933)	$19,587,656	$32,166,839	$300,933	$300,933	$300,933	$-	$19,888,589	$32,467,772
Thrivent Emerging Markets Equity	$(53,040)	$762,073	$4,054,702	$53,040	$53,040	$53,040	$-	$815,113	$4,107,742
Thrivent ESG Index	$(223,144)	$(341,403)	$7,991,365	$223,144	$223,144	$223,144	$-	$(118,259)	$8,214,509
Thrivent Global Stock	$(272,260)	$1,334,989	$29,660,675	$272,260	$272,260	$272,260	$-	$1,607,249	$29,932,935
Thrivent Government Bond	$(374,816)	$3,531,534	$(324,439)	$374,816	$374,816	$374,816	$-	$3,906,350	$50,377
Thrivent Healthcare	$(461,273)	$(1,431,383)	$(1,708,566)	$461,273	$461,273	$461,273	$-	$(970,110)	$(1,247,293)
Thrivent High Yield	$(2,445,508)	$17,929,005	$19,453,654	$2,445,508	$2,445,508	$2,445,508	$-	$20,374,513	$21,899,162
Thrivent Income	$(2,631,955)	$12,604,608	$6,290,527	$2,631,955	$2,631,955	$2,631,955	$-	$15,236,563	$8,922,482
Thrivent International Allocation	$(98,931)	$4,026,452	$7,101,189	$98,931	$98,931	$98,931	$-	$4,125,383	$7,200,120
Thrivent International Index	$(252,293)	$273,611	$270,209	$252,293	$252,293	$252,293	$-	$525,904	$522,502
Thrivent Large Cap Growth	$(3,240,509)	$(13,747,338)	$339,813,273	$3,240,509	$3,240,509	$3,240,509	$-	$(10,506,829)	$343,053,782
Thrivent Large Cap Index	$(2,904,817)	$(3,063,212)	$254,712,000	$2,904,817	$2,904,817	$2,904,817	$-	$(158,395)	$257,616,817
Thrivent Large Cap Value	$(905,073)	$921,263	$49,060,525	$905,073	$905,073	$905,073	$-	$1,826,336	$49,965,598
Thrivent Limited Maturity Bond	$(985,194)	$7,024,878	$11,738,872	$985,194	$985,194	$985,194	$-	$8,010,072	$12,724,066
Thrivent Mid Cap Growth	$(422,716)	$(1,366,041)	$5,998,208	$422,716	$422,716	$422,716	$-	$(943,325)	$6,420,924
Thrivent Mid Cap Index	$(1,032,450)	$(675,929)	$58,003,926	$1,032,450	$1,032,450	$1,032,450	$-	$356,521	$59,036,376
Thrivent Mid Cap Stock	$(1,848,935)	$(6,145,955)	$52,172,342	$1,848,935	$1,848,935	$1,848,935	$-	$(4,297,020)	$54,021,277
Thrivent Mid Cap Value	$(206,278)	$(203,451)	$3,400,869	$206,278	$206,278	$206,278	$-	$2,827	$3,607,147

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2024			Misstatement			As Restated December 31, 2024
	Statements of Operations			Statements of Operations			Statements of Operations
Subaccount	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations
Thrivent Moderate Allocation	$(28,870,574)	$79,852,127	$916,700,946	$3,643,106	$3,643,106	$3,643,106	$(25,227,468)	$83,495,233	$920,344,052
Thrivent Moderately Aggressive Allocation	$(15,122,366)	$28,030,679	$680,065,190	$5,528,899	$5,528,899	$5,528,899	$(9,593,467)	$33,559,578	$685,594,089
Thrivent Moderately Conservative Allocation	$(11,314,139)	$71,549,246	$261,303,721	$664,458	$664,458	$664,458	$(10,649,681)	$72,213,704	$261,968,179
Thrivent Money Market	$(348,180)	$13,944,164	$13,944,164	$348,180	$348,180	$348,180	$-	$14,292,344	$14,292,344
Thrivent Opportunity Income Plus	$(84,579)	$5,913,496	$6,314,042	$84,579	$84,579	$84,579	$-	$5,998,075	$6,398,621
Thrivent Real Estate Securities	$(121,091)	$1,578,440	$2,355,132	$121,091	$121,091	$121,091	$-	$1,699,531	$2,476,223
Thrivent Small Cap Growth	$(594,550)	$(2,009,167)	$9,551,520	$594,550	$594,550	$594,550	$-	$(1,414,617)	$10,146,070
Thrivent Small Cap Index	$(1,257,354)	$(707,875)	$31,829,091	$1,257,354	$1,257,354	$1,257,354	$-	$549,479	$33,086,445
Thrivent Small Cap Stock	$(1,249,605)	$(3,481,500)	$35,816,833	$1,249,605	$1,249,605	$1,249,605	$-	$(2,231,895)	$37,066,438
Vanguard® VIF Capital Growth	$(339)	$7,559	$205,242	$339	$339	$339	$-	$7,898	$205,581
Vanguard® VIF International	$(260)	$7,235	$110,165	$260	$260	$260	$-	$7,495	$110,425
Vanguard® VIF Short-Term Investment-Grade	$(384)	$35,934	$51,358	$384	$384	$384	$-	$36,318	$51,742
Vanguard® VIF Small Company Growth	$(375)	$(1,147)	$39,111	$375	$375	$375	$-	$(772)	$39,486
Vanguard® VIF Total Bond Market Index	$(1,620)	$113,006	$(19,252)	$1,620	$1,620	$1,620	$-	$114,626	$(17,632)
Vanguard® VIF Total Stock Market Index	$(2,199)	$53,646	$1,346,518	$2,199	$2,199	$2,199	$-	$55,845	$1,348,717

	As Reported December 31, 2024				Misstatement				As Restated December 31, 2024
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
American Funds IS® Global Growth Class 1	$13,050	$53,611	$ -	$1,186,065	$89	$89	$(89)	$(89)	$13,139	$53,700	$(89)	$1,185,976
American Funds IS® Global Growth Class 4	$(466,807)	$4,975,136	$-	$15,936,977	$612,671	$612,671	$(612,671)	$(612,671)	$145,864	$5,587,807	$(612,671)	$15,324,306
American Funds IS® Growth- Income Class 1	$24,106	$359,764	$-	$2,123,982	$598	$598	$(598)	$(598)	$24,704	$360,362	$(598)	$2,123,384
American Funds IS® Growth- Income Class 4	$(636,420)	$9,127,157	$-	$12,107,455	$521,736	$521,736	$(521,736)	$(521,736)	$(114,684)	$9,648,893	$(521,736)	$11,585,719
American Funds IS® International Growth and Income Class 4	$14,359	$(1,706)	$-	$1,965,888	$106,294	$106,294	$(106,294)	$(106,294)	$120,653	$104,588	$(106,294)	$1,859,594

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2024				Misstatement				As Restated December 31, 2024
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
American Funds IS® International Class 1	$3,902	$14,396	$-	$(9,317)	$273	$273	$(273)	$(273)	$4,175	$14,669	$(273)	$(9,590)
American Funds IS® International Class 4	$(71,213)	$(35,903)	$-	$1,114,137	$61,792	$61,792	$(61,792)	$(61,792)	$(9,421)	$25,889	$(61,792)	$1,052,345
BlackRock Total Return V.I. Class III	$1,417,432	$(1,340,294)	$-	$17,290,391	$1,134,644	$1,134,644	$(1,134,644)	$(1,134,644)	$2,552,076	$(205,650)	$(1,134,644)	$16,155,747
DFA VA International Small Portfolio	$18,371	$(3,530)	$-	$387,467	$205	$205	$(205)	$(205)	$18,576	$(3,325)	$(205)	$387,262
DFA VA US Targeted Value	$10,161	$156,363	$-	$(347,885)	$128	$128	$(128)	$(128)	$10,289	$156,491	$(128)	$(348,013)
Eaton Vance VT Floating-Rate Income Initial Share Class	$3,228,263	$2,977,275	$-	$14,343,777	$703,629	$703,629	$(703,629)	$(703,629)	$3,931,892	$3,680,904	$(703,629)	$13,640,148
Fidelity® VIP Emerging Markets Initial Class	$22,817	$3,724	$-	$1,394,995	$277	$277	$(277)	$(277)	$23,094	$4,001	$(277)	$1,394,718
Fidelity VIP Emerging Markets Service Class 2	$(245,131)	$1,429,727	$-	$2,905,231	$255,951	$255,951	$(255,951)	$(255,951)	$10,820	$1,685,678	$(255,951)	$2,649,280
Fidelity VIP Energy Service Class 2	$7,156	$256,645	$-	$3,509,503	$174,386	$174,386	$(174,386)	$(174,386)	$181,542	$431,031	$(174,386)	$3,335,117
Fidelity® VIP International Capital Appreciation Initial Class	$1,602	$63,925	$-	$(86,285)	$56	$56	$(56)	$(56)	$1,658	$63,981	$(56)	$(86,341)
Fidelity VIP International Capital Appreciation Service Class 2	$(964,966)	$2,276,365	$-	$11,385,155	$645,384	$645,384	$(645,384)	$(645,384)	$(319,582)	$2,921,749	$(645,384)	$10,739,771
Fidelity® VIP Value Initial Class	$6,438	$91,561	$-	$110,205	$341	$341	$(341)	$(341)	$6,779	$91,902	$(341)	$109,864
Fidelity VIP Value Service Class 2	$(362,083)	$2,805,396	$-	$6,960,189	$387,922	$387,922	$(387,922)	$(387,922)	$25,839	$3,193,318	$(387,922)	$6,572,267

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2024				Misstatement				As Restated December 31, 2024
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
Franklin Small Cap Value VIP Class 2	$(339,243)	$1,887,995	$-	$1,326,720	$267,116	$267,116	$(267,116)	$(267,116)	$(72,127)	$2,155,111	$(267,116)	$1,059,604
Goldman Sachs VIT Core Fixed Income Service Shares	$726,890	$(867,280)	$-	$12,939,401	$714,789	$714,789	$(714,789)	$(714,789)	$1,441,679	$(152,491)	$(714,789)	$12,224,612
Goldman Sachs VIT Small Cap Equity Insights Service Shares	$(195,263)	$1,865,362	$-	$5,200,417	$149,235	$149,235	$(149,235)	$(149,235)	$(46,028)	$2,014,597	$(149,235)	$5,051,182
Janus Henderson Enterprise Institutional Class	$604	$128,741	$-	$(286,759)	$598	$598	$(598)	$(598)	$1,202	$129,339	$(598)	$(287,357)
Janus Henderson VIT Enterprise Service Class	$(521,469)	$3,570,481	$-	$4,428,174	$327,913	$327,913	$(327,913)	$(327,913)	$(193,556)	$3,898,394	$(327,913)	$4,100,261
Janus Henderson VIT Forty Service Class	$(1,956,931)	$17,840,988	$-	$11,532,922	$907,134	$907,134	$(907,134)	$(907,134)	$(1,049,797)	$18,748,122	$(907,134)	$10,625,788
John Hancock Core Bond Trust Series I	$44,758	$15,757	$-	$708,342	$138	$138	$(138)	$(138)	$44,896	$15,895	$(138)	$708,204
John Hancock VIT Core Bond Trust Series II	$403,661	$(417,606)	$-	$14,577,265	$302,487	$302,487	$(302,487)	$(302,487)	$706,148	$(115,119)	$(302,487)	$14,274,778
John Hancock International Equity Index Trust Series I	$1,475	$6,406	$-	$1,053	$61	$61	$(61)	$(61)	$1,536	$6,467	$(61)	$992
John Hancock International Small Company Trust Series II	$4,709	$706	$-	$514,370	$39,879	$39,879	$(39,879)	$(39,879)	$44,588	$40,585	$(39,879)	$474,491
John Hancock Strategic Income Opportunities Trust Series I	$10,248	$10,559	$-	$(61,433)	$258	$258	$(258)	$(258)	$10,506	$10,817	$(258)	$(61,691)
John Hancock Strategic Income Opportunities Trust Series II	$63,579	$186,243	$-	$11,626,894	$448,689	$448,689	$(448,689)	$(448,689)	$512,268	$634,932	$(448,689)	$11,178,205

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2024				Misstatement				As Restated December 31, 2024
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
MFS® VIT II - MFS® Blended Research Core Equity Initial Class	$11,585	$430,735	$-	$2,656,321	$385	$385	$(385)	$(385)	$11,970	$431,120	$(385)	$2,655,936
MFS® VIT II - Core Equity Service Class	$(707,707)	$5,394,336	$-	$1,575,982	$405,267	$405,267	$(405,267)	$(405,267)	$(302,440)	$5,799,603	$(405,267)	$1,170,715
MFS® VIT III Global Real Estate Service Class	$(46,725)	$(326,344)	$-	$1,006,527	$61,919	$61,919	$(61,919)	$(61,919)	$15,194	$(264,425)	$(61,919)	$944,608
MFS® VIT II - MFS® Corporate Bond Initial Class	$9,563	$5,694	$-	$289,975	$28	$28	$(28)	$(28)	$9,591	$5,722	$(28)	$289,947
MFS® VIT III - MFS® Global Real Estate Initial Class	$1,482	$(3,951)	$-	$(1,688)	$97	$97	$(97)	$(97)	$1,579	$(3,854)	$(97)	$(1,785)
MFS® VIT II - MFS® International Intrinsic Value Initial Class	$2,596	$18,843	$-	$26,607	$215	$215	$(215)	$(215)	$2,811	$19,058	$(215)	$26,392
MFS® VIT III - MFS® Mid Cap Value Initial Class	$6,614	$124,852	$-	$260,897	$88	$88	$(88)	$(88)	$6,702	$124,940	$(88)	$260,809
MFS® VIT III Mid Cap Value Service Class	$(170,566)	$1,247,604	$-	$2,277,151	$142,453	$142,453	$(142,453)	$(142,453)	$(28,113)	$1,390,057	$(142,453)	$2,134,698
MFS® VIT - New Discovery Series Service Class	$(558,245)	$831,526	$-	$2,428,046	$268,045	$268,045	$(268,045)	$(268,045)	$(290,200)	$1,099,571	$(268,045)	$2,160,001
MFS® VIT II - MFS® Technology Initial Class	$(10,297)	$544,822	$-	$550,669	$900	$900	$(900)	$(900)	$(9,397)	$545,722	$(900)	$549,769
MFS® VIT II Technology Service Class	$(1,093,709)	$13,300,645	$-	$9,559,395	$480,043	$480,043	$(480,043)	$(480,043)	$(613,666)	$13,780,688	$(480,043)	$9,079,352
MFS® VIT - MFS® Value Series Initial Class	$4,433	$43,957	$-	$(68,502)	$238	$238	$(238)	$(238)	$4,671	$44,195	$(238)	$(68,740)

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2024				Misstatement				As Restated December 31, 2024
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
MFS® VIT Value Series Service Class	$(187,152)	$1,554,084	$-	$1,384,043	$223,445	$223,445	$(223,445)	$(223,445)	$36,293	$1,777,529	$(223,445)	$1,160,598
PIMCO VIT Emerging Markets Bond Institutional Class	$5,850	$7,028	$-	$(3,049)	$70	$70	$(70)	$(70)	$5,920	$7,098	$(70)	$(3,119)
PIMCO VIT Emerging Markets Bond Advisor Class	$104,250	$124,589	$-	$436,608	$26,028	$26,028	$(26,028)	$(26,028)	$130,278	$150,617	$(26,028)	$410,580
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	$2,654	$(1,225)	$-	$69,692	$6	$6	$(6)	$(6)	$2,660	$(1,219)	$(6)	$69,686
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	$71,976	$(221,362)	$-	$2,026,498	$86,400	$86,400	$(86,400)	$(86,400)	$158,376	$(134,962)	$(86,400)	$1,940,098
PIMCO VIT Long-Term U.S. Government Institutional Class	$6,722	$(22,360)	$-	$121,633	$98	$98	$(98)	$(98)	$6,820	$(22,262)	$(98)	$121,535
PIMCO VIT Long-Term US Government Advisor Class	$55,486	$(1,984,813)	$-	$7,138,617	$248,593	$248,593	$(248,593)	$(248,593)	$304,079	$(1,736,220)	$(248,593)	$6,890,024
PIMCO VIT Real Return Institutional Class	$10,389	$7,529	$-	$(120,509)	$385	$385	$(385)	$(385)	$10,774	$7,914	$(385)	$(120,894)
PIMCO VIT Real Return Advisor Class	$42,492	$(517,766)	$-	$22,681,818	$936,457	$936,457	$(936,457)	$(936,457)	$978,949	$418,691	$(936,457)	$21,745,361
Principal Capital Appreciation Class 2	$(604,040)	$6,498,112	$-	$17,449,806	$368,704	$368,704	$(368,704)	$(368,704)	$(235,336)	$6,866,816	$(368,704)	$17,081,102
Principal Diversified International	$3,037	$3,603	$-	$(18,560)	$119	$119	$(119)	$(119)	$3,156	$3,722	$(119)	$(18,679)

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2024				Misstatement				As Restated December 31, 2024
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
Principal Government & High Quality Bond	$13,845	$1,251	$-	$282,076	$193	$193	$(193)	$(193)	$14,038	$1,444	$(193)	$281,883
Principal Small Cap	$(1,840)	$28,317	$-	$(62,979)	$194	$194	$(194)	$(194)	$(1,646)	$28,511	$(194)	$(63,173)
Principal VC Equity Income Class 2	$(149,031)	$3,365,952	$-	$861,916	$329,654	$329,654	$(329,654)	$(329,654)	$180,623	$3,695,606	$(329,654)	$532,262
Putnam VT International Value Class 1B	$(10,559)	$183,703	$-	$2,799,970	$102,466	$102,466	$(102,466)	$(102,466)	$91,907	$286,169	$(102,466)	$2,697,504
Putnam VT Research Class 1B	$(586,692)	$5,818,292	$-	$6,675,557	$326,246	$326,246	$(326,246)	$(326,246)	$(260,446)	$6,144,538	$(326,246)	$6,349,311
Templeton Global Bond VIP Class 1	$(1,573)	$(28,004)	$-	$(67,312)	$193	$193	$(193)	$(193)	$(1,380)	$(27,811)	$(193)	$(67,505)
Templeton Global Bond VIP Class 2	$(184,184)	$(1,076,577)	$-	$1,699,644	$90,225	$90,225	$(90,225)	$(90,225)	$(93,959)	$(986,352)	$(90,225)	$1,609,419
Thrivent Aggressive Allocation	$1,337,657	$213,911,763	$-	$(82,862,239)	$3,728,339	$3,728,339	$(3,728,339)	$(3,728,339)	$5,065,996	$217,640,102	$(3,728,339)	$(86,590,578)
Thrivent All Cap	$(996,474)	$23,341,234	$-	$(5,334,306)	$279,935	$279,935	$(279,935)	$(279,935)	$(716,539)	$23,621,169	$(279,935)	$(5,614,241)
Thrivent Balanced Income Plus	$6,143,889	$20,015,179	$-	$(36,501,603)	$158,249	$158,249	$(158,249)	$(158,249)	$6,302,138	$20,173,428	$(158,249)	$(36,659,852)
Thrivent Diversified Income Plus	$19,587,656	$32,166,839	$-	$(80,083,933)	$300,933	$300,933	$(300,933)	$(300,933)	$19,888,589	$32,467,772	$(300,933)	$(80,384,866)
Thrivent Emerging Markets Equity	$762,073	$4,054,702	$-	$(9,118,451)	$53,040	$53,040	$(53,040)	$(53,040)	$815,113	$4,107,742	$(53,040)	$(9,171,491)
Thrivent ESG Index	$(341,403)	$7,991,365	$-	$1,056,967	$223,144	$223,144	$(223,144)	$(223,144)	$(118,259)	$8,214,509	$(223,144)	$833,823
Thrivent Global Stock	$1,334,989	$29,660,675	$-	$18,598,846	$272,260	$272,260	$(272,260)	$(272,260)	$1,607,249	$29,932,935	$(272,260)	$18,326,586
Thrivent Government Bond	$3,531,534	$(324,439)	$-	$(6,135,509)	$374,816	$374,816	$(374,816)	$(374,816)	$3,906,350	$50,377	$(374,816)	$(6,510,325)
Thrivent Healthcare	$(1,431,383)	$(1,708,566)	$-	$(24,116,174)	$461,273	$461,273	$(461,273)	$(461,273)	$(970,110)	$(1,247,293)	$(461,273)	$(24,577,447)

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2024				Misstatement				As Restated December 31, 2024
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
Thrivent High Yield	$17,929,005	$19,453,654	$-	$31,425,837	$2,445,508	$2,445,508	$(2,445,508)	$(2,445,508)	$20,374,513	$21,899,162	$(2,445,508)	$28,980,329
Thrivent Income	$12,604,608	$6,290,527	$-	$72,036,045	$2,631,955	$2,631,955	$(2,631,955)	$(2,631,955)	$15,236,563	$8,922,482	$(2,631,955)	$69,404,090
Thrivent International Allocation	$4,026,452	$7,101,189	$-	$(30,319,507)	$98,931	$98,931	$(98,931)	$(98,931)	$4,125,383	$7,200,120	$(98,931)	$(30,418,438)
Thrivent International Index	$273,611	$270,209	$-	$7,343,533	$252,293	$252,293	$(252,293)	$(252,293)	$525,904	$522,502	$(252,293)	$7,091,240
Thrivent Large Cap Growth	$(13,747,338)	$339,813,273	$-	$(23,796,754)	$3,240,509	$3,240,509	$(3,240,509)	$(3,240,509)	$(10,506,829)	$343,053,782	$(3,240,509)	$(27,037,263)
Thrivent Large Cap Index	$(3,063,212)	$254,712,000	$-	$(41,472,922)	$2,904,817	$2,904,817	$(2,904,817)	$(2,904,817)	$(158,395)	$257,616,817	$(2,904,817)	$(44,377,739)
Thrivent Large Cap Value	$921,263	$49,060,525	$-	$(49,789,228)	$905,073	$905,073	$(905,073)	$(905,073)	$1,826,336	$49,965,598	$(905,073)	$(50,694,301)
Thrivent Limited Maturity Bond	$7,024,878	$11,738,872	$-	$(17,536,265)	$985,194	$985,194	$(985,194)	$(985,194)	$8,010,072	$12,724,066	$(985,194)	$(18,521,459)
Thrivent Mid Cap Growth	$(1,366,041)	$5,998,208	$-	$4,231,982	$422,716	$422,716	$(422,716)	$(422,716)	$(943,325)	$6,420,924	$(422,716)	$3,809,266
Thrivent Mid Cap Index	$(675,929)	$58,003,926	$-	$(20,777,509)	$1,032,450	$1,032,450	$(1,032,450)	$(1,032,450)	$356,521	$59,036,376	$(1,032,450)	$(21,809,959)
Thrivent Mid Cap Stock	$(6,145,955)	$52,172,342	$-	$(9,594,218)	$1,848,935	$1,848,935	$(1,848,935)	$(1,848,935)	$(4,297,020)	$54,021,277	$(1,848,935)	$(11,443,153)
Thrivent Mid Cap Value	$(203,451)	$3,400,869	$-	$(5,912,505)	$206,278	$206,278	$(206,278)	$(206,278)	$2,827	$3,607,147	$(206,278)	$(6,118,783)
Thrivent Moderate Allocation	$79,852,127	$916,700,946	$-	$(1,177,104,226)	$3,643,106	$3,643,106	$(3,643,106)	$(3,643,106)	$83,495,233	$920,344,052	$(3,643,106)	$(1,180,747,332)
Thrivent Moderately Aggressive Allocation	$28,030,679	$680,065,190	$-	$(404,035,809)	$5,528,899	$5,528,899	$(5,528,899)	$(5,528,899)	$33,559,578	$685,594,089	$(5,528,899)	$(409,564,708)
Thrivent Moderately Conservative Allocation	$71,549,246	$261,303,721	$-	$(742,150,809)	$664,458	$664,458	$(664,458)	$(664,458)	$72,213,704	$261,968,179	$(664,458)	$(742,815,267)
Thrivent Money Market	$13,944,164	$13,944,164	$-	$13,430,067	$348,180	$348,180	$(348,180)	$(348,180)	$14,292,344	$14,292,344	$(348,180)	$13,081,887
Thrivent Opportunity Income Plus	$5,913,496	$6,314,042	$-	$11,869,893	$84,579	$84,579	$(84,579)	$(84,579)	$5,998,075	$6,398,621	$(84,579)	$11,785,314
Thrivent Real Estate Securities	$1,578,440	$2,355,132	$-	$(12,745,099)	$121,091	$121,091	$(121,091)	$(121,091)	$1,699,531	$2,476,223	$(121,091)	$(12,866,190)
Thrivent Small Cap Growth	$(2,009,167)	$9,551,520	$-	$978,668	$594,550	$594,550	$(594,550)	$(594,550)	$(1,414,617)	$10,146,070	$(594,550)	$384,118

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2024				Misstatement				As Restated December 31, 2024
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
Thrivent Small Cap Index	$(707,875)	$31,829,091	$-	$(15,353,233)	$1,257,354	$1,257,354	$(1,257,354)	$(1,257,354)	$549,479	$33,086,445	$(1,257,354)	$(16,610,587)
Thrivent Small Cap Stock	$(3,481,500)	$35,816,833	$-	$(3,113,489)	$1,249,605	$1,249,605	$(1,249,605)	$(1,249,605)	$(2,231,895)	$37,066,438	$(1,249,605)	$(4,363,094)
Vanguard® VIF Capital Growth	$7,559	$205,242	$-	$441,107	$339	$339	$(339)	$(339)	$7,898	$205,581	$(339)	$440,768
Vanguard® VIF International	$7,235	$110,165	$-	$(550,620)	$260	$260	$(260)	$(260)	$7,495	$110,425	$(260)	$(550,880)
Vanguard® VIF Short-Term Investment- Grade	$35,934	$51,358	$-	$244,443	$384	$384	$(384)	$(384)	$36,318	$51,742	$(384)	$244,059
Vanguard® VIF Small Company Growth	$(1,147)	$39,111	$-	$(58,545)	$375	$375	$(375)	$(375)	$(772)	$39,486	$(375)	$(58,920)
Vanguard® VIF Total Bond Market Index	$113,006	$(19,252)	$-	$(354,678)	$1,620	$1,620	$(1,620)	$(1,620)	$114,626	$(17,632)	$(1,620)	$(356,298)
Vanguard® VIF Total Stock Market Index	$53,646	$1,346,518	$-	$(710,999)	$2,199	$2,199	$(2,199)	$(2,199)	$55,845	$1,348,717	$(2,199)	$(713,198)

	As Reported December 31, 2023				Misstatement				As Restated December 31, 2023
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
American Funds IS® Global Growth Class 1	$817	$52,950	$ -	$(47,365)	$66	$66	$(66)	$(66)	$883	$53,016	$(66)	$(47,431)
American Funds IS® Global Growth Class 4	$(693,404)	$7,147,652	$-	$6,786,750	$488,728	$488,728	$(488,728)	$(488,728)	$(204,676)	$7,636,380	$(488,728)	$6,298,022
American Funds IS® Growth- Income Class 1	$9,251	$252,791	$-	$4,422	$488	$488	$(488)	$(488)	$9,739	$253,279	$(488)	$3,934
American Funds IS® Growth- Income Class 4	$(381,426)	$7,145,455	$-	$6,387,893	$390,453	$390,453	$(390,453)	$(390,453)	$9,027	$7,535,908	$(390,453)	$5,997,440

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2023				Misstatement				As Restated December 31, 2023
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
American Funds IS® International Growth and Income Class 4	$6,574	$832,983	$-	$1,733,432	$85,870	$85,870	$(85,870)	$(85,870)	$92,444	$918,853	$(85,870)	$1,647,562
American Funds IS® International Class 1	$4,158	$74,920	$-	$(3,827)	$298	$298	$(298)	$(298)	$4,456	$75,218	$(298)	$(4,125)
American Funds IS® International Class 4	$(58,504)	$525,764	$-	$572,127	$54,723	$54,723	$(54,723)	$(54,723)	$(3,781)	$580,487	$(54,723)	$517,404
BlackRock Total Return V.I. Class III	$688,030	$1,975,501	$-	$16,942,589	$1,005,264	$1,005,264	$(1,005,264)	$(1,005,264)	$1,693,294	$2,980,765	$(1,005,264)	$15,937,325
DFA VA International Small Portfolio	$5,275	$27,397	$-	$12,055	$180	$180	$(180)	$(180)	$5,455	$27,577	$(180)	$11,875
DFA VA US Targeted Value	$19,939	$302,408	$-	$995,586	$139	$139	$(139)	$(139)	$20,078	$302,547	$(139)	$995,447
Eaton Vance VT Floating-Rate Income Initial Share Class	$2,512,429	$3,567,382	$-	$11,055,351	$539,245	$539,245	$(539,245)	$(539,245)	$3,051,674	$4,106,627	$(539,245)	$10,516,106
Fidelity® VIP Emerging Markets Initial Class	$13,788	$68,112	$-	$52,397	$224	$224	$(224)	$(224)	$14,012	$68,336	$(224)	$52,173
Fidelity VIP Emerging Markets Service Class 2	$(62,662)	$1,221,881	$-	$2,342,860	$216,758	$216,758	$(216,758)	$(216,758)	$154,096	$1,438,639	$(216,758)	$2,126,102
Fidelity VIP Energy Service Class 2	$56,610	$(170,797)	$-	$2,210,348	$138,072	$138,072	$(138,072)	$(138,072)	$194,682	$(32,725)	$(138,072)	$2,072,276
Fidelity® VIP International Capital Appreciation Initial Class	$(1,148)	$165,046	$-	$58,416	$57	$57	$(57)	$(57)	$(1,091)	$165,103	$(57)	$58,359
Fidelity VIP International Capital Appreciation Service Class 2	$(935,519)	$8,552,373	$-	$7,760,419	$508,920	$508,920	$(508,920)	$(508,920)	$(426,599)	$9,061,293	$(508,920)	$7,251,499
Fidelity® VIP Value Initial Class	$2,403	$175,806	$-	$(882,743)	$347	$347	$(347)	$(347)	$2,750	$176,153	$(347)	$(883,090)

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2023				Misstatement				As Restated December 31, 2023
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
Fidelity VIP Value Service Class 2	$(295,257)	$4,440,133	$-	$7,999,249	$296,324	$296,324	$(296,324)	$(296,324)	$1,067	$4,736,457	$(296,324)	$7,702,925
Franklin Small Cap Value VIP Class 2	$(346,130)	$1,864,730	$-	$3,711,845	$222,152	$222,152	$(222,152)	$(222,152)	$(123,978)	$2,086,882	$(222,152)	$3,489,693
Goldman Sachs VIT Core Fixed Income Service Shares	$149,913	$1,502,464	$-	$13,119,212	$582,604	$582,604	$(582,604)	$(582,604)	$732,517	$2,085,068	$(582,604)	$12,536,608
Goldman Sachs VIT Small Cap Equity Insights Service Shares	$(142,533)	$1,518,628	$-	$2,016,175	$109,291	$109,291	$(109,291)	$(109,291)	$(33,242)	$1,627,919	$(109,291)	$1,906,884
Janus Henderson Enterprise Institutional Class	$(5,734)	$170,617	$-	$(142,869)	$712	$712	$(712)	$(712)	$(5,022)	$171,329	$(712)	$(143,581)
Janus Henderson VIT Enterprise Service Class	$(459,153)	$2,987,963	$-	$8,362,322	$227,985	$227,985	$(227,985)	$(227,985)	$(231,168)	$3,215,948	$(227,985)	$8,134,337
Janus Henderson VIT Forty Service Class	$(1,296,504)	$17,089,007	$-	$7,821,600	$673,530	$673,530	$(673,530)	$(673,530)	$(622,974)	$17,762,537	$(673,530)	$7,148,070
John Hancock Core Bond Trust Series I	$18,031	$39,443	$-	$(83,847)	$155	$155	$(155)	$(155)	$18,186	$39,598	$(155)	$(84,002)
John Hancock VIT Core Bond Trust Series II	$142,270	$615,713	$-	$7,134,121	$245,365	$245,365	$(245,365)	$(245,365)	$387,635	$861,078	$(245,365)	$6,888,756
John Hancock International Equity Index Trust Series I	$3,639	$25,164	$-	$21,527	$61	$61	$(61)	$(61)	$3,700	$25,225	$(61)	$21,466
John Hancock International Small Company Trust Series II	$(16,621)	$266,534	$-	$559,691	$34,368	$34,368	$(34,368)	$(34,368)	$17,747	$300,902	$(34,368)	$525,323
John Hancock Strategic Income Opportunities Trust Series I	$17,493	$40,844	$-	$(28,821)	$366	$366	$(366)	$(366)	$17,859	$41,210	$(366)	$(29,187)
John Hancock Strategic Income Opportunities Trust Series II	$287,285	$1,288,600	$-	$6,664,779	$358,761	$358,761	$(358,761)	$(358,761)	$646,046	$1,647,361	$(358,761)	$6,306,018

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2023				Misstatement				As Restated December 31, 2023
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
MFS® VIT II - MFS® Blended Research Core Equity Initial Class	$6,585	$250,661	$-	$(365,910)	$296	$296	$(296)	$(296)	$6,881	$250,957	$(296)	$(366,206)
MFS® VIT II - Core Equity Service Class	$(568,755)	$4,921,233	$-	$5,152,789	$324,708	$324,708	$(324,708)	$(324,708)	$(244,047)	$5,245,941	$(324,708)	$4,828,081
MFS® VIT III Global Real Estate Service Class	$(86,093)	$484,873	$-	$1,301,925	$49,599	$49,599	$(49,599)	$(49,599)	$(36,494)	$534,472	$(49,599)	$1,252,326
MFS® VIT II - MFS® Corporate Bond Initial Class	$8,023	$19,387	$-	$8,424	$21	$21	$(21)	$(21)	$8,044	$19,408	$(21)	$8,403
MFS® VIT III - MFS® Global Real Estate Initial Class	$198	$12,927	$-	$(32,705)	$145	$145	$(145)	$(145)	$343	$13,072	$(145)	$(32,850)
MFS® VIT II - MFS® International Intrinsic Value Initial Class	$264	$43,641	$-	$(60,432)	$228	$228	$(228)	$(228)	$492	$43,869	$(228)	$(60,660)
MFS® VIT III - MFS® Mid Cap Value Initial Class	$6,706	$78,386	$-	$(219,980)	$167	$167	$(167)	$(167)	$6,873	$78,553	$(167)	$(220,147)
MFS® VIT III Mid Cap Value Service Class	$(72,523)	$1,010,757	$-	$2,578,273	$108,091	$108,091	$(108,091)	$(108,091)	$35,568	$1,118,848	$(108,091)	$2,470,182
MFS® VIT - New Discovery Series Service Class	$(446,144)	$2,084,052	$-	$3,593,402	$222,320	$222,320	$(222,320)	$(222,320)	$(223,824)	$2,306,372	$(222,320)	$3,371,082
MFS® VIT II - MFS® Technology Initial Class	$(6,228)	$474,201	$-	$129,130	$703	$703	$(703)	$(703)	$(5,525)	$474,904	$(703)	$128,427
MFS® VIT II Technology Service Class	$(692,988)	$11,718,444	$-	$4,442,797	$329,222	$329,222	$(329,222)	$(329,222)	$(363,766)	$12,047,666	$(329,222)	$4,113,575
MFS® VIT - MFS® Value Series Initial Class	$7,903	$41,584	$-	$(187,204)	$290	$290	$(290)	$(290)	$8,193	$41,874	$(290)	$(187,494)

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2023				Misstatement				As Restated December 31, 2023
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
MFS® VIT Value Series Service Class	$(145,119)	$887,898	$-	$3,571,076	$181,503	$181,503	$(181,503)	$(181,503)	$36,384	$1,069,401	$(181,503)	$3,389,573
PIMCO VIT Emerging Markets Bond Institutional Class	$4,471	$8,985	$-	$(7,165)	$75	$75	$(75)	$(75)	$4,546	$9,060	$(75)	$(7,240)
PIMCO VIT Emerging Markets Bond Advisor Class	$62,135	$175,064	$-	$439,509	$18,834	$18,834	$(18,834)	$(18,834)	$80,969	$193,898	$(18,834)	$420,675
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	$1,790	$5,699	$-	$(95,164)	$5	$5	$(5)	$(5)	$1,795	$5,704	$(5)	$(95,169)
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	$(22,684)	$169,590	$-	$1,058,325	$75,860	$75,860	$(75,860)	$(75,860)	$53,176	$245,450	$(75,860)	$982,465
PIMCO VIT Long-Term U.S. Government Institutional Class	$4,515	$8,659	$-	$(89,605)	$145	$145	$(145)	$(145)	$4,660	$8,804	$(145)	$(89,750)
PIMCO VIT Long-Term US Government Advisor Class	$(44,039)	$334,152	$-	$6,351,106	$220,453	$220,453	$(220,453)	$(220,453)	$176,414	$554,605	$(220,453)	$6,130,653
PIMCO VIT Real Return Institutional Class	$29,135	$33,726	$-	$(1,073,264)	$551	$551	$(551)	$(551)	$29,686	$34,277	$(551)	$(1,073,815)
PIMCO VIT Real Return Advisor Class	$242,307	$645,424	$-	$17,828,773	$768,874	$768,874	$(768,874)	$(768,874)	$1,011,181	$1,414,298	$(768,874)	$17,059,899
Principal Capital Appreciation Class 2	$(320,973)	$3,962,731	$-	$8,450,857	$224,257	$224,257	$(224,257)	$(224,257)	$(96,716)	$4,186,988	$(224,257)	$8,226,600
Principal Diversified International	$234	$30,921	$-	$(160,011)	$202	$202	$(202)	$(202)	$436	$31,123	$(202)	$(160,213)

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2023				Misstatement				As Restated December 31, 2023
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
Principal Government & High Quality Bond	$5,984	$13,364	$-	$(217,972)	$223	$223	$(223)	$(223)	$6,207	$13,587	$(223)	$(218,195)
Principal Small Cap	$(2,358)	$54,312	$-	$(101,499)	$234	$234	$(234)	$(234)	$(2,124)	$54,546	$(234)	$(101,733)
Principal VC Equity Income Class 2	$(104,732)	$2,087,336	$-	$4,384,565	$290,802	$290,802	$(290,802)	$(290,802)	$186,070	$2,378,138	$(290,802)	$4,093,763
Putnam VT International Value Class 1B	$(66,955)	$785,444	$-	$2,306,702	$66,721	$66,721	$(66,721)	$(66,721)	$(234)	$852,165	$(66,721)	$2,239,981
Putnam VT Research Class 1B	$(314,767)	$4,384,643	$-	$4,534,289	$222,358	$222,358	$(222,358)	$(222,358)	$(92,409)	$4,607,001	$(222,358)	$4,311,931
Templeton Global Bond VIP Class 1	$(3,523)	$2,830	$-	$(554,954)	$292	$292	$(292)	$(292)	$(3,231)	$3,122	$(292)	$(555,246)
Templeton Global Bond VIP Class 2	$(158,297)	$54,614	$-	$1,409,345	$80,219	$80,219	$(80,219)	$(80,219)	$(78,078)	$134,833	$(80,219)	$1,329,126
Thrivent Aggressive Allocation	$5,652,616	$228,285,354	$-	$(34,976,663)	$2,925,838	$2,925,838	$(2,925,838)	$(2,925,838)	$8,578,454	$231,211,192	$(2,925,838)	$(37,902,501)
Thrivent All Cap	$(532,333)	$22,002,496	$-	$(2,192,526)	$204,914	$204,914	$(204,914)	$(204,914)	$(327,419)	$22,207,410	$(204,914)	$(2,397,440)
Thrivent Balanced Income Plus	$4,139,581	$29,560,776	$-	$(20,683,865)	$130,965	$130,965	$(130,965)	$(130,965)	$4,270,546	$29,691,741	$(130,965)	$(20,814,830)
Thrivent Diversified Income Plus	$15,912,691	$50,254,497	$-	$(83,366,236)	$234,686	$234,686	$(234,686)	$(234,686)	$16,147,377	$50,489,183	$(234,686)	$(83,600,922)
Thrivent Emerging Markets Equity	$949,943	$4,072,676	$-	$(5,832,478)	$44,899	$44,899	$(44,899)	$(44,899)	$994,842	$4,117,575	$(44,899)	$(5,877,377)
Thrivent ESG Index	$(256,927)	$8,078,927	$-	$(887,152)	$185,775	$185,775	$(185,775)	$(185,775)	$(71,152)	$8,264,702	$(185,775)	$(1,072,927)
Thrivent Global Stock	$(108,715)	$36,996,098	$-	$(15,530,074)	$164,838	$164,838	$(164,838)	$(164,838)	$56,123	$37,160,936	$(164,838)	$(15,694,912)
Thrivent Government Bond	$2,544,156	$3,853,132	$-	$(3,260,502)	$314,803	$314,803	$(314,803)	$(314,803)	$2,858,959	$4,167,935	$(314,803)	$(3,575,305)
Thrivent Healthcare	$(1,986,704)	$6,146,852	$-	$(19,003,461)	$365,199	$365,199	$(365,199)	$(365,199)	$(1,621,505)	$6,512,051	$(365,199)	$(19,368,660)

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2023				Misstatement				As Restated December 31, 2023
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
Thrivent High Yield	$14,615,382	$32,637,755	$-	$17,693,455	$1,876,410	$1,876,410	$(1,876,410)	$(1,876,410)	$16,491,792	$34,514,165	$(1,876,410)	$15,817,045
Thrivent Income	$9,927,340	$29,732,195	$-	$26,429,956	$2,066,742	$2,066,742	$(2,066,742)	$(2,066,742)	$11,994,082	$31,798,937	$(2,066,742)	$24,363,214
Thrivent International Allocation	$2,968,146	$33,012,600	$-	$(25,694,660)	$86,404	$86,404	$(86,404)	$(86,404)	$3,054,550	$33,099,004	$(86,404)	$(25,781,064)
Thrivent International Index	$50,471	$4,227,738	$-	$7,167,368	$189,909	$189,909	$(189,909)	$(189,909)	$240,380	$4,417,647	$(189,909)	$6,977,459
Thrivent Large Cap Growth	$(12,605,222)	$370,100,577	$-	$8,153,819	$2,260,079	$2,260,079	$(2,260,079)	$(2,260,079)	$(10,345,143)	$372,360,656	$(2,260,079)	$5,893,740
Thrivent Large Cap Index	$(1,085,282)	$228,559,077	$-	$(52,011,932)	$2,132,720	$2,132,720	$(2,132,720)	$(2,132,720)	$1,047,438	$230,691,797	$(2,132,720)	$(54,144,652)
Thrivent Large Cap Value	$1,481,785	$46,218,806	$-	$(52,616,860)	$735,024	$735,024	$(735,024)	$(735,024)	$2,216,809	$46,953,830	$(735,024)	$(53,351,884)
Thrivent Limited Maturity Bond	$5,500,093	$14,842,716	$-	$(41,515,485)	$820,786	$820,786	$(820,786)	$(820,786)	$6,320,879	$15,663,502	$(820,786)	$(42,336,271)
Thrivent Mid Cap Growth	$(1,088,313)	$8,274,205	$-	$11,374,650	$333,838	$333,838	$(333,838)	$(333,838)	$(754,475)	$8,608,043	$(333,838)	$11,040,812
Thrivent Mid Cap Index	$(313,548)	$63,889,771	$-	$(19,705,698)	$745,824	$745,824	$(745,824)	$(745,824)	$432,276	$64,635,595	$(745,824)	$(20,451,522)
Thrivent Mid Cap Stock	$(5,934,788)	$66,774,774	$-	$18,372,175	$1,359,275	$1,359,275	$(1,359,275)	$(1,359,275)	$(4,575,513)	$68,134,049	$(1,359,275)	$17,012,900
Thrivent Mid Cap Value	$(367,737)	$4,942,486	$-	$(6,361,868)	$174,632	$174,632	$(174,632)	$(174,632)	$(193,105)	$5,117,118	$(174,632)	$(6,536,500)
Thrivent Moderate Allocation	$84,719,725	$1,095,631,925	$-	$(801,854,099)	$2,981,878	$2,981,878	$(2,981,878)	$(2,981,878)	$87,701,603	$1,098,613,803	$(2,981,878)	$(804,835,977)
Thrivent Moderately Aggressive Allocation	$58,117,537	$796,071,418	$-	$(445,418,548)	$4,074,464	$4,074,464	$(4,074,464)	$(4,074,464)	$62,192,001	$800,145,882	$(4,074,464)	$(449,493,012)
Thrivent Moderately Conservative Allocation	$57,214,547	$396,147,295	$-	$(546,680,874)	$582,020	$582,020	$(582,020)	$(582,020)	$57,796,567	$396,729,315	$(582,020)	$(547,262,894)
Thrivent Money Market	$11,592,524	$11,592,524	$-	$54,845,525	$234,350	$234,350	$(234,350)	$(234,350)	$11,826,874	$11,826,874	$(234,350)	$54,611,175
Thrivent Opportunity Income Plus	$5,827,999	$11,496,917	$-	$(29,364,852)	$49,729	$49,729	$(49,729)	$(49,729)	$5,877,728	$11,546,646	$(49,729)	$(29,414,581)
Thrivent Real Estate Securities	$1,043,408	$10,035,044	$-	$(13,189,837)	$102,078	$102,078	$(102,078)	$(102,078)	$1,145,486	$10,137,122	$(102,078)	$(13,291,915)
Thrivent Small Cap Growth	$(1,652,134)	$7,349,413	$-	$15,569,152	$458,123	$458,123	$(458,123)	$(458,123)	$(1,194,011)	$7,807,536	$(458,123)	$15,111,029

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued

	As Reported December 31, 2023				Misstatement				As Restated December 31, 2023
	Statements of Changes in Net Assets				Statements of Changes in Net Assets				Statements of Changes in Net Assets
Subaccount	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions	Net investment income (loss)	Net increase (decrease) in net assets resulting from operations	Rider fee	Net Change in Net Assets from Unit Transactions
Thrivent Small Cap Index	$(1,285,538)	$60,035,154	$-	$(4,599,356)	$924,740	$924,740	$(924,740)	$(924,740)	$(360,798)	$60,959,894	$(924,740)	$(5,524,096)
Thrivent Small Cap Stock	$(2,966,369)	$36,178,799	$-	$28,137,251	$888,571	$888,571	$(888,571)	$(888,571)	$(2,077,798)	$37,067,370	$(888,571)	$27,248,680
Vanguard® VIF Capital Growth	$1,306	$236,841	$-	$386,393	$392	$392	$(392)	$(392)	$1,698	$237,233	$(392)	$386,001
Vanguard® VIF International	$21,107	$266,828	$-	$(901,151)	$267	$267	$(267)	$(267)	$21,374	$267,095	$(267)	$(901,418)
Vanguard® VIF Short-Term Investment- Grade	$21,257	$62,024	$-	$(287,356)	$399	$399	$(399)	$(399)	$21,656	$62,423	$(399)	$(287,755)
Vanguard® VIF Small Company Growth	$(1,718)	$76,841	$-	$(129,639)	$417	$417	$(417)	$(417)	$(1,301)	$77,258	$(417)	$(130,056)
Vanguard® VIF Total Bond Market Index	$109,844	$248,920	$-	$(546,372)	$1,423	$1,423	$(1,423)	$(1,423)	$111,267	$250,343	$(1,423)	$(547,795)
Vanguard® VIF Total Stock Market Index	$42,562	$1,414,303	$-	$(802,117)	$1,645	$1,645	$(1,645)	$(1,645)	$44,207	$1,415,948	$(1,645)	$(803,762)

	As Reported December 31, 2024	Misstatement	As Restated December 31, 2024
	Statements of Changes in Net Assets	Statements of Changes in Net Assets	Statements of Changes in Net Assets
Subaccount	Transfers for contract benefits and terminations	Transfers for contract benefits and terminations	Transfers for contract benefits and terminations
PIMCO VIT Emerging Markets Bond Institutional Class	$(21,871)	$5,939	$(15,932)
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	$4,671	$(5,939)	$(1,268)
Subsequent Events
Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 25, 2025 the date of issuance of the Variable Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account's financial statements.
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through October 23, 2025, the date of reissuance of the Variable Account's financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)

(3) EXPENSE CHARGES
Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial. No charge for sales distribution expense is deducted from premiums received.
A surrender charge is deducted from the accumulated value of the contract to compensate Thrivent Financial if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first Contract Year for the 2002 series and 7% for the 2005 series. This charge decreases by 1% each subsequent contract year. The surrender charge for the AdvisorFlex VA Series is 2% during the first Contract Year and 1% for the second and third Contract Years. No surrender charge is deducted for surrenders occurring more than 3 years since the first premium was applied. For purposes of the surrender charge calculation, up to 10% of a contract's accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.
A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.00% — 2.20% of the average daily net assets of the Variable Account for the 2002 and 2005 series depending on the death benefit option of the contract as shown below. For AdvisorFlex VA series, a daily charge equivalent to an annual rate of 0.40% of the average daily net assets of the Variable Account is deducted for mortality and expense charges. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to annual rate of 0.85% for the 2002 and 2005 series. For the AdvisorFlex VA series, this rate is 0.40%. An administrative charge equivalent to an annual rate of 0.75% is charged for contracts that have the return protection allocation (RPA) benefit.*
Mortality and Expense Risk Charge 2002 Series	Current	Maximum
With Basic Death Benefit only	1.00%	1.25%
With Maximum Anniversary Death Benefit (MADB)	1.10	1.35
With Premium Accumulation Death Benefit (PADB)	1.25	1.50
With Earnings Addition Death Benefit (EADB)	1.40	1.45
With MADB and PADB	1.50	1.55
With MADB and EADB	1.25	1.50
With PADB and EADB	1.40	1.65
With MADB, PADB and EADB	1.45	1.70
With Basic Death Benefit & Return Protection Allocation (RPA)	1.75	2.00
With MADB and RPA	1.85	2.10

Mortality and Expense Risk Charge 2005 Series	Years 1-7	After 7 years
With Basic Death Benefit only	1.25%	1.15%
With MADB	1.45	1.35
With PADB	1.65	1.55
With EADB	1.50	1.40
With MADB and PADB	1.75	1.65
With MADB and EADB	1.60	1.50
With PADB and EADB	1.80	1.70
With MADB, PADB and EADB	1.90	1.80
With Basic Death Benefit & RPA	2.00	1.90
With MADB and RPA	2.20	2.10
With GLWB (Guaranteed Lifetime Withdrawal Benefit)	2.00-2.50	1.90-2.40

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(3) EXPENSE CHARGES - continued

Mortality and Expense Risk Charge AdvisorFlex VA Series	Current	Maximum
With Basic Death Benefit only	0.40%	0.50%
With MADB**	0.60%	0.90%

Mortality and Expense Risk Charge Retirement Choice Series	Current	Maximum
With Basic Death Benefit only	1.25%	1.25%
With MADB	1.50%	1.75%
With GLWB	1.55%	3.75%

*The current RPA charge is 0.75% except for the 10 year allocation period in the RP Moderately Conservative Allocation which has a current charge of 0.50%.
** The MADB charge for AdvisorFlex Variable Annuity is deducted quarterly, beginning three months after the Date of Issue. The MADB charge is deducted from the Fixed Account and the Subaccounts of the Variable Account on a pro rata basis.
Fund Facilitation Fees AdvisorFlex Variable Annuity
A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent for expenses assumed from contracts with the Variable Investment Trusts. The charge is based on the average daily net assets of the Variable Account.
Subaccount	Current	Maximum
American Funds IS® Global Growth	0.35%	0.40%
American Funds IS® Growth-Income	0.35%	0.40%
American Funds IS® International	0.35%	0.40%
BlackRock Total Return V.I.	0.35%	0.40%
DFA VA International Small Portfolio	0.35%	0.40%
DFA VA US Targeted Value	0.35%	0.40%
Fidelity VIP Emerging Markets	0.20%	0.40%
Fidelity VIP Intl Capital Appreciation	0.20%	0.40%
Fidelity VIP Value	0.20%	0.40%
Janus Henderson Enterprise	0.20%	0.40%
JHVIT Core Bond Trust	0.10%	0.40%
JHVIT International Equity Index Trust B	0.10%	0.40%
JHVIT Strategic Income Opportunities Trust	0.10%	0.40%
MFS VIT II Blended Research Core Equity	0.10%	0.40%
MFS VIT II Corporate Bond	0.10%	0.40%
MFS VIT II International Intrinsic Value	0.10%	0.40%
MFS VIT II Technology	0.10%	0.40%
MFS VIT III Global Real Estate	0.10%	0.40%
MFS VIT III Mid Cap Value	0.10%	0.40%
MFS VIT Value Series	0.10%	0.40%
PIMCO VIT Emerging Markets Bond	0.35%	0.40%
PIMCO VIT Global Bond Opportunites (Unhedged)	0.35%	0.40%
PIMCO VIT Long-Term U.S. Government	0.35%	0.40%
PIMCO VIT Real Return	0.35%	0.40%
Principal Diversified International	0.35%	0.40%
Principal Government & High Quality Bond	0.35%	0.40%
Principal Small Cap	0.35%	0.40%
Templeton Global Bond VIP	0.20%	0.40%
Vanguard VIF Capital Growth	0.35%	0.40%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(3) EXPENSE CHARGES - continued

Subaccount	Current	Maximum
Vanguard VIF International	0.35%	0.40%
Vanguard VIF Short-Term Investment-Grade	0.35%	0.40%
Vanguard VIF Small Company Growth	0.35%	0.40%
Vanguard VIF Total Bond Market Index	0.10%	0.40%
Vanguard VIF Total Stock Market Index	0.10%	0.40%
Additionally, during the year ended December 31, 2024, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund.
(4) UNIT ACTIVITY
Transactions (including transfers among subaccounts) for accumulation and death claim units were as follows:
Subaccount	Units Outstanding at January 1, 2023	Units Issued	Units Redeemed	Units Outstanding at December 31, 2023	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2024
American Funds IS® Global Growth Class 1	17,240	806	(3,615)	14,431	65,133		(7,570)	71,994
American Funds IS® Global Growth Class 4	3,226,559	1,489,563	(954,018)	3,762,104	2,233,504		(1,173,732)	4,821,876
American Funds IS® Growth-Income Class 1	62,586	1,887	(1,651)	62,822	125,581		(36,312)	152,091
American Funds IS® Growth-Income Class 4	2,343,154	929,920	(462,461)	2,810,613	1,466,202		(793,834)	3,482,981
American Funds IS® International Growth and Income Class 4	542,731	314,681	(173,073)	684,339	330,327		(185,277)	829,389
American Funds IS® International Class 1	48,959	13,868	(14,357)	48,470	15,176		(15,995)	47,651
American Funds IS® International Class 4	407,702	133,720	(84,572)	456,850	190,014		(101,139)	545,725
BlackRock Total Return V.I. Class I	14,841	24,320	(580)	38,581	25,157		(8,836)	54,902
BlackRock Total Return V.I. Class III	7,742,673	3,821,045	(1,954,901)	9,608,817	5,066,820		(3,216,546)	11,459,091
DFA VA International Small Portfolio	18,064	3,431	(2,386)	19,109	31,751		(2,470)	48,390
DFA VA US Targeted Value	54,421	85,831	(22,655)	117,597	21,819		(39,732)	99,684
Eaton Vance VT Floating- Rate Income Initial Share Class	3,503,395	1,962,784	(995,066)	4,471,113	2,818,339		(1,657,145)	5,632,307
Fidelity® VIP Emerging Markets Initial Class	61,853	22,495	(18,720)	65,628	107,356		(18,776)	154,208
Fidelity VIP Emerging Markets Service Class 2	1,526,181	672,760	(468,350)	1,730,591	728,223		(502,994)	1,955,820
Fidelity VIP Energy Service Class 2	554,193	414,976	(334,536)	634,633	388,653		(266,315)	756,971
Fidelity® VIP International Capital Appreciation Initial Class	43,259	13,891	(9,281)	47,869	31,574		(36,208)	43,235

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY - continued

Subaccount	Units Outstanding at January 1, 2023	Units Issued	Units Redeemed	Units Outstanding at December 31, 2023	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2024
Fidelity VIP International Capital Appreciation Service Class 2	3,252,152	1,706,129	(1,054,146)	3,904,135	1,661,119		(868,539)	4,696,715
Fidelity® VIP Value Initial Class	94,106	9,498	(62,129)	41,475	18,186		(12,513)	47,148
Fidelity VIP Value Service Class 2	1,326,147	925,656	(463,934)	1,787,869	931,519		(614,357)	2,105,031
Franklin Small Cap Value VIP Class 2	1,061,353	616,005	(368,598)	1,308,760	432,581		(369,038)	1,372,303
Goldman Sachs VIT Core Fixed Income Service Shares	4,532,435	2,730,659	(1,242,446)	6,020,648	2,695,489		(1,277,267)	7,438,870
Goldman Sachs VIT Small Cap Equity Insights Service Shares	639,976	332,389	(185,107)	787,258	540,647		(243,798)	1,084,107
Janus Henderson Enterprise Institutional Class	63,380	1,201	(9,195)	55,386	3,432		(17,482)	41,336
Janus Henderson VIT Enterprise Service Class	1,247,398	1,094,069	(465,299)	1,876,168	808,804		(540,062)	2,144,910
Janus Henderson VIT Forty Service Class	4,431,383	2,046,846	(1,439,490)	5,038,739	2,258,056		(1,613,186)	5,683,609
John Hancock Core Bond Trust Series I	79,295	6,119	(14,472)	70,942	77,148		(8,158)	139,932
John Hancock Core Bond Trust Series II	1,870,005	1,503,232	(687,965)	2,685,272	2,387,263		(754,784)	4,317,751
John Hancock International Equity Index Trust B Series I	13,659	14,039	(12,188)	15,510	7,218		(7,314)	15,414
John Hancock International Small Company Trust Series II	188,394	91,657	(47,702)	232,349	105,688		(69,864)	268,173
John Hancock Strategic Income Opportunities Trust Series I	58,517	5,111	(7,849)	55,779	16,451		(22,377)	49,853
John Hancock Strategic Income Opportunities Trust Series II	2,472,169	1,355,156	(703,121)	3,124,204	2,069,473		(965,011)	4,228,666
MFS® VIT II - MFS® Blended Research Core Equity Initial Class	64,115	7,479	(27,032)	44,562	123,555		(12,896)	155,221
MFS® VIT II - Core Equity Service Class	1,766,367	919,776	(546,342)	2,139,801	517,567		(450,260)	2,207,108
MFS® VIT III Global Real Estate Service Class	391,182	206,165	(88,841)	508,506	208,627		(126,183)	590,950
MFS® VIT II - MFS® Corporate Bond Initial Class	22,205	1,185	(398)	22,992	31,335		(5,549)	48,778
MFS® VIT III - MFS® Global Real Estate Initial Class	10,016	810	(3,251)	7,575	3,043		(3,223)	7,395
MFS® VIT II - MFS® International Intrinsic Value Initial Class	23,598	1,249	(5,850)	18,997	2,711		(963)	20,745

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY - continued

Subaccount	Units Outstanding at January 1, 2023	Units Issued	Units Redeemed	Units Outstanding at December 31, 2023	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2024
MFS® VIT III - MFS® Mid Cap Value Initial Class	51,261	2,292	(16,251)	37,302	33,603		(17,726)	53,179
MFS® VIT III Mid Cap Value Service Class	552,925	342,345	(173,285)	721,985	275,856		(157,660)	840,181
MFS® VIT - New Discovery Series Service Class	1,651,956	840,939	(501,801)	1,991,094	670,567		(479,303)	2,182,358
MFS® VIT II - MFS® Technology Initial Class	51,337	12,637	(6,907)	57,067	22,784		(6,423)	73,428
MFS® VIT II Technology Service Class	2,411,545	1,413,841	(1,025,915)	2,799,471	1,987,528		(1,436,883)	3,350,116
MFS® VIT - MFS® Value Initial Class	49,653	6,256	(18,742)	37,167	16,053		(21,128)	32,092
MFS® VIT Value Series Service Class	1,003,893	545,754	(295,979)	1,253,668	358,961		(287,185)	1,325,444
PIMCO VIT Emerging Markets Bond Institutional Class	9,558	147	(880)	8,825	2,577		(2,794)	8,608
PIMCO VIT Emerging Markets Bond Advisor Class	192,987	101,364	(53,825)	240,526	95,637		(53,911)	282,252
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	18,538	2,216	(12,004)	8,750	7,890		(853)	15,787
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	593,357	230,134	(121,685)	701,806	398,251		(189,689)	910,368
PIMCO VIT Long-Term U.S. Government Institutional Class	36,958	10,423	(20,583)	26,798	17,542		(3,894)	40,446
PIMCO VIT Long-Term US Government Advisor Class	2,191,689	1,743,374	(774,667)	3,160,396	2,364,213		(1,264,520)	4,260,089
PIMCO VIT Real Return Institutional Class	155,555	15,886	(112,994)	58,447	18,732		(29,507)	47,672
PIMCO VIT Real Return Advisor Class	5,347,956	3,293,651	(1,508,486)	7,133,121	4,118,046		(1,903,384)	9,347,783
Principal Capital Appreciation Class 2	1,082,627	1,068,488	(477,453)	1,673,662	1,571,099		(656,479)	2,588,282
Principal Diversified International	24,547	89	(13,620)	11,016	2,722		(4,257)	9,481
Principal Government & High Quality Bond	56,764	2,197	(25,513)	33,448	37,084		(7,630)	62,902
Principal Small Cap	34,316	1,478	(8,812)	26,982	12,984		(16,594)	23,372
Principal VC Equity Income Class 2	1,625,185	816,626	(509,647)	1,932,164	458,642		(435,084)	1,955,722
Putnam VT International Value Class 1B	332,683	333,421	(175,601)	490,503	306,594		(133,046)	664,051
Putnam VT Research Class 1B	1,211,864	757,709	(440,135)	1,529,438	880,312		(534,819)	1,874,931

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY - continued

Subaccount	Units Outstanding at January 1, 2023	Units Issued	Units Redeemed	Units Outstanding at December 31, 2023	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2024
Templeton Global Bond VIP Class 1	96,571	750	(65,501)	31,820	2,728		(10,707)	23,841
Templeton Global Bond VIP Class 2	646,872	266,739	(112,488)	801,123	420,035		(225,785)	995,373
Thrivent Aggressive Allocation	55,721,879	13,250,446	(12,102,298)	56,870,027	11,825,411		(12,936,427)	55,759,011
Thrivent All Cap	3,705,786	1,180,703	(1,029,858)	3,856,631	1,068,488		(922,342)	4,002,777
Thrivent Balanced Income Plus	13,720,078	2,712,874	(3,461,513)	12,971,439	2,120,165		(3,452,361)	11,639,243
Thrivent Diversified Income Plus	31,736,293	5,712,117	(9,398,647)	28,049,763	4,643,634		(7,812,835)	24,880,562
Thrivent Emerging Markets Equity	4,757,505	1,055,735	(1,525,570)	4,287,670	859,744		(1,523,175)	3,624,239
Thrivent ESG Index	2,546,726	896,148	(970,121)	2,472,753	785,629		(734,567)	2,523,815
Thrivent Global Stock	7,960,989	1,314,072	(1,757,889)	7,517,172	2,159,735	1,918,177	(2,918,395)	8,676,689
Thrivent Government Bond	11,400,069	4,286,941	(4,278,760)	11,408,250	3,894,360		(4,110,021)	11,192,589
Thrivent Healthcare	9,027,818	2,738,182	(2,703,575)	9,062,425	2,049,905		(2,223,666)	8,888,664
Thrivent High Yield	21,116,307	8,979,799	(6,205,598)	23,890,508	10,239,231		(6,546,115)	27,583,624
Thrivent Income	31,357,184	12,446,557	(8,800,679)	35,003,062	16,535,707		(9,351,595)	42,187,174
Thrivent International Allocation	19,231,247	2,946,136	(5,160,840)	17,016,543	2,519,042		(4,812,387)	14,723,198
Thrivent International Index	2,082,068	1,336,342	(766,215)	2,652,195	1,259,259		(734,227)	3,177,227
Thrivent Large Cap Growth	31,132,638	12,811,030	(10,211,135)	33,732,533	14,155,382		(10,885,901)	37,002,014
Thrivent Large Cap Index	34,904,189	11,259,919	(10,634,862)	35,529,246	12,358,202		(10,299,270)	37,588,178
Thrivent Large Cap Value	15,630,857	4,518,586	(5,679,254)	14,470,189	3,300,209		(4,333,830)	13,436,568
Thrivent Limited Maturity Bond	28,810,385	8,479,101	(11,653,683)	25,635,803	8,399,997		(9,466,792)	24,569,008
Thrivent Mid Cap Growth	4,602,553	2,382,045	(1,433,203)	5,551,395	2,287,826		(1,958,819)	5,880,402
Thrivent Mid Cap Index	14,425,852	4,706,261	(4,211,724)	14,920,389	5,232,192		(4,551,689)	15,600,892
Thrivent Mid Cap Stock	16,043,207	6,257,473	(3,915,450)	18,385,230	6,556,991		(5,129,073)	19,813,148
Thrivent Mid Cap Value	3,033,500	1,164,432	(1,560,747)	2,637,185	627,046		(958,190)	2,306,041
Thrivent Moderate Allocation	430,664,927	47,736,970	(84,607,206)	393,794,691	46,121,168		(94,295,723)	345,620,136
Thrivent Moderately Aggressive Allocation	248,038,649	33,621,492	(48,932,189)	232,727,952	54,013,716		(57,455,186)	229,286,482
Thrivent Moderately Conservative Allocation	263,124,399	42,522,155	(75,846,856)	229,799,698	27,235,133		(68,344,880)	188,689,951
Thrivent Money Market	307,059,506	296,239,968	(244,072,489)	359,226,985	325,215,985		(313,987,873)	370,455,097
Thrivent Opportunity Income Plus	12,472,929	2,360,718	(4,442,357)	10,391,290	2,701,511	2,747,154	(4,416,358)	11,423,597
Thrivent Real Estate Securities	4,901,671	1,271,411	(1,676,356)	4,496,726	864,374		(1,165,649)	4,195,451
Thrivent Small Cap Growth	6,217,126	3,276,925	(2,101,775)	7,392,276	2,283,628		(2,191,031)	7,484,873
Thrivent Small Cap Index	14,388,542	5,166,200	(4,100,444)	15,454,298	5,492,011		(4,741,776)	16,204,533
Thrivent Small Cap Stock	10,028,935	4,681,157	(2,729,887)	11,980,205	4,376,206		(3,683,167)	12,673,244
Vanguard® VIF Capital Growth	47,164	29,990	(10,000)	67,154	29,017		(8,844)	87,327
Vanguard® VIF International	159,565	39,865	(99,850)	99,580	4,727		(38,347)	65,960
Vanguard® VIF Short-Term Investment-Grade	127,188	50,924	(78,361)	99,751	54,909		(32,411)	122,249

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY - continued

Subaccount	Units Outstanding at January 1, 2023	Units Issued	Units Redeemed	Units Outstanding at December 31, 2023	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2024
Vanguard® VIF Small Company Growth	34,252	8,026	(16,776)	25,502	952		(4,495)	21,959
Vanguard® VIF Total Bond Market Index	566,060	159,410	(215,537)	509,933	196,032		(235,818)	470,147
Vanguard® VIF Total Stock Market Index	367,333	86,472	(130,715)	323,090	76,090		(111,413)	287,767
(5) PURCHASES AND SALES OF INVESTMENTS
The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2024 were as follows:
Subaccount	Purchases	Sales
American Funds IS® Global Growth Class 1	$1,364,409	$152,575
American Funds IS® Global Growth Class 4	20,998,596	3,935,159
American Funds IS® Growth-Income Class 1	3,002,378	806,313
American Funds IS® Growth-Income Class 4	17,131,238	3,427,266
American Funds IS® International Growth and Income Class 4	2,798,977	818,729
American Funds IS® International Class 1	172,407	177,822
American Funds IS® International Class 4	1,740,781	697,857
BlackRock Total Return V.I. Class I	256,165	73,214
BlackRock Total Return V.I. Class III	25,408,878	6,701,055
DFA VA International Small Portfolio	456,870	34,037
DFA VA US Targeted Value	507,278	720,712
Eaton Vance VT Floating-Rate Income Initial Share Class	22,121,868	4,549,828
Fidelity® VIP Emerging Markets Initial Class	1,690,335	272,523
Fidelity VIP Emerging Markets Service Class 2	5,129,337	2,469,239
Fidelity VIP Energy Service Class 2	5,885,497	2,368,839
Fidelity® VIP International Capital Appreciation Initial Class	546,440	631,124
Fidelity VIP International Capital Appreciation Service Class 2	12,977,870	2,557,681
Fidelity® VIP Value Initial Class	433,111	222,431
Fidelity VIP Value Service Class 2	14,692,771	3,900,897
Franklin Small Cap Value VIP Class 2	4,305,322	2,810,176
Goldman Sachs VIT Core Fixed Income Service Shares	15,986,887	2,320,596
Goldman Sachs VIT Small Cap Equity Insights Service Shares	7,863,013	1,446,722
Janus Henderson Enterprise Institutional Class	117,188	366,764
Janus Henderson VIT Enterprise Service Class	7,806,419	2,552,533
Janus Henderson VIT Forty Service Class	23,112,142	8,308,204
John Hancock Core Bond Trust Series I	837,594	84,495
John Hancock Core Bond Trust Series II	16,504,985	1,524,060
John Hancock International Equity Index Trust B Series I	102,030	99,502
John Hancock International Small Company Trust Series II	1,021,435	477,386
John Hancock Strategic Income Opportunities Trust Series I	171,879	223,065
John Hancock Strategic Income Opportunities Trust Series II	13,620,528	1,930,054

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(5) PURCHASES AND SALES OF INVESTMENTS - continued

Subaccount	Purchases	Sales
MFS® VIT II - MFS® Blended Research Core Equity Initial Class	3,107,572	281,781
MFS® VIT II - Core Equity Service Class	5,927,871	3,494,603
MFS® VIT III Global Real Estate Service Class	1,612,835	653,032
MFS® VIT II - MFS® Corporate Bond Initial Class	362,575	63,037
MFS® VIT III - MFS® Global Real Estate Initial Class	42,001	42,207
MFS® VIT II - MFS® International Intrinsic Value Initial Class	59,826	16,449
MFS® VIT III - MFS® Mid Cap Value Initial Class	619,117	313,256
MFS® VIT III Mid Cap Value Service Class	3,983,531	1,315,235
MFS® VIT - New Discovery Series Service Class	3,672,299	1,802,499
MFS® VIT II - MFS® Technology Initial Class	742,844	184,247
MFS® VIT II Technology Service Class	14,309,682	5,311,545
MFS® VIT - MFS® Value Initial Class	320,477	352,019
MFS® VIT Value Series Service Class	4,724,814	2,017,490
PIMCO VIT Emerging Markets Bond Institutional Class	35,177	32,376
PIMCO VIT Emerging Markets Bond Advisor Class	766,136	225,279
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	81,390	9,043
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	2,778,867	680,393
PIMCO VIT Long-Term U.S. Government Institutional Class	163,200	34,845
PIMCO VIT Long-Term US Government Advisor Class	10,475,590	3,281,486
PIMCO VIT Real Return Institutional Class	224,043	334,163
PIMCO VIT Real Return Advisor Class	25,761,879	3,037,569
Principal Capital Appreciation Class 2	21,078,736	3,092,474
Principal Diversified International	42,603	58,126
Principal Government & High Quality Bond	371,081	75,160
Principal Small Cap	211,887	268,647
Principal VC Equity Income Class 2	4,799,788	3,801,336
Putnam VT International Value Class 1B	3,627,803	814,357
Putnam VT Research Class 1B	9,963,227	3,697,730
Templeton Global Bond VIP Class 1	22,602	91,486
Templeton Global Bond VIP Class 2	2,063,108	547,648
Thrivent Aggressive Allocation	216,184,799	237,382,545
Thrivent All Cap	23,158,313	26,059,020
Thrivent Balanced Income Plus	37,479,656	67,842,942
Thrivent Diversified Income Plus	67,115,996	127,621,487
Thrivent Emerging Markets Equity	12,741,017	16,852,636
Thrivent ESG Index	10,233,202	9,518,495
Thrivent Global Stock	76,506,806	50,161,963
Thrivent Government Bond	33,306,939	35,912,412
Thrivent Healthcare	32,974,237	46,387,405
Thrivent High Yield	99,770,769	50,424,371
Thrivent Income	142,833,562	58,194,885
Thrivent International Allocation	24,359,620	50,654,314
Thrivent International Index	14,399,149	6,782,042

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(5) PURCHASES AND SALES OF INVESTMENTS - continued

Subaccount	Purchases	Sales
Thrivent Large Cap Growth	270,218,294	217,397,229
Thrivent Large Cap Index	207,937,295	238,555,307
Thrivent Large Cap Value	64,774,995	101,413,516
Thrivent Limited Maturity Bond	62,949,108	73,461,005
Thrivent Mid Cap Growth	19,665,992	16,800,050
Thrivent Mid Cap Index	90,161,042	103,728,362
Thrivent Mid Cap Stock	89,719,854	98,735,389
Thrivent Mid Cap Value	8,457,442	13,949,483
Thrivent Moderate Allocation	884,983,232	1,648,673,977
Thrivent Moderately Aggressive Allocation	840,413,898	1,015,011,843
Thrivent Moderately Conservative Allocation	294,308,986	928,674,698
Thrivent Money Market	225,040,614	197,666,484
Thrivent Opportunity Income Plus	68,372,769	50,583,822
Thrivent Real Estate Securities	17,255,581	23,745,642
Thrivent Small Cap Growth	20,372,497	21,403,103
Thrivent Small Cap Index	81,977,508	98,041,119
Thrivent Small Cap Stock	63,810,420	70,415,765
Vanguard® VIF Capital Growth	710,870	221,419
Vanguard® VIF International	123,288	620,218
Vanguard® VIF Short-Term Investment-Grade	622,986	342,608
Vanguard® VIF Small Company Growth	16,719	76,411
Vanguard® VIF Total Bond Market Index	2,079,173	2,320,845
Vanguard® VIF Total Stock Market Index	2,232,322	2,402,242
(6) FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2024, except as indicated in Note 1, follows:
Subaccount	2024	2023	2022	2021	2020
American Funds IS® Global Growth Class 1
Units (a)	71,994	14,431	17,240	36,233	36,615
Unit value	$20.93	$18.51	$15.17	$20.26	$17.48
Net assets	$1,507,097	$267,421	$261,836	$734,318	$640,526
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	2.61%	1.08%	0.67%	0.58%	0.52%
Total return (d)	13.08%	21.99%	(25.10) %	15.85%	29.80%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
American Funds IS® Global Growth Class 4
Units (a)	4,821,876	3,762,104	3,226,559	2,001,793	459,264
Unit value	$14.50-$14.31	$12.91-$12.78	$10.66-$10.58	$14.33-$14.27	$12.46-$12.44
Net assets	$68,977,521	$48,065,408	$34,131,006	$28,557,768	$5,712,550
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	1.45%	0.74%	0.50%	0.19%	0.03%
Total return (d) (4)	11.97 - 12.31%	20.78 - 21.14%	(25.85) - (25.63) %	14.69 - 15.04%	24.38 - 24.57%
American Funds IS® Growth-Income Class 1
Units (a)	152,091	62,822	62,586	69,963	49,596
Unit value	$24.53	$19.84	$15.81	$19.03	$15.41
Net assets	$3,730,354	$1,246,608	$989,395	$1,331,148	$764,147
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	2.04%	1.63%	1.54%	1.51%	1.65%
Total return (d)	23.60%	25.52%	(16.91) %	23.49%	12.96%
American Funds IS® Growth-Income Class 4
Units (a)	3,482,981	2,810,613	2,343,154	1,263,016	474,948
Unit value	$18.15-$17.90	$14.78-$14.63	$11.86-$11.77	$14.38-$14.31	$11.72-$11.71
Net assets	$62,353,993	$41,119,381	$27,586,033	$18,076,077	$5,559,670
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	1.00%	1.27%	1.31%	1.16%	1.56%
Total return (d) (4)	22.37 - 22.74%	24.27 - 24.64%	(17.74) - (17.49) %	22.26 - 22.63%	17.06 - 17.24%
American Funds IS® International Growth and Income Class 4
Units (a)	829,389	684,339	542,731	335,829	90,952
Unit value	$12.66-$12.49	$12.40-$12.27	$10.82-$10.74	$12.93-$12.87	$12.42-$12.40
Net assets	$10,359,486	$8,395,304	$5,828,889	$4,323,192	$1,128,128
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	2.48%	2.59%	3.37%	4.11%	1.95%
Total return (d) (4)	1.82 - 2.12%	14.23 - 14.57%	(16.57) - (16.32) %	3.79 - 4.10%	24.04 - 24.22%
American Funds IS® International Class 1
Units (a)	47,651	48,470	48,959	43,709	94,691
Unit value	$12.18	$11.87	$10.30	$13.06	$13.32
Net assets	$580,257	$575,178	$504,085	$570,837	$1,261,546
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	1.45%	1.57%	2.07%	2.10%	0.90%
Total return (d)	2.62%	15.25%	(21.16) %	(1.97) %	13.42%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
American Funds IS® International Class 4
Units (a)	545,725	456,850	407,702	252,971	80,030
Unit value	$11.36-$11.20	$11.14-$11.02	$9.73-$9.66	$12.44-$12.38	$12.78-$12.76
Net assets	$6,113,535	$5,035,301	$3,937,410	$3,132,211	$1,020,861
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	1.04%	1.16%	1.78%	3.34%	0.62%
Total return (d) (4)	1.64 - 1.95%	14.13 - 14.47%	(22.00) - (21.77) %	(2.93) - (2.64) %	27.56 - 27.75%
BlackRock Total Return V.I. Class I
Units (a)	54,902	38,581	14,841	14,684	21,410
Unit value	$10.31	$10.24	$9.75	$11.43	$11.68
Net assets	$563,816	$393,977	$144,379	$167,772	$249,847
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	4.31%	3.63%	2.21%	1.82%	2.15%
Total return (d)	0.62%	5.04%	(14.69) %	(2.17) %	8.07%
BlackRock Total Return V.I. Class III
Units (a)	11,459,091	9,608,817	7,742,673	4,819,795	1,117,776
Unit value	$8.85-$8.73	$8.83-$8.74	$8.46-$8.39	$9.96-$9.91	$10.23-$10.21
Net assets	$99,675,663	$83,725,566	$64,807,476	$47,740,662	$11,399,787
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	3.98%	3.51%	1.90%	1.23%	0.62%
Total return (d) (4)	(0.13) - 0.17%	4.11 - 4.42%	(15.33) - (15.08) %	(2.92) - (2.62) %	2.12 - 2.27%
DFA VA International Small Portfolio
Units (a)	48,390	19,109	18,064	25,610	30,595
Unit value	$12.86	$12.49	$11.02	$13.49	$11.86
Net assets	$622,527	$238,590	$199,138	$345,392	$362,877
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	5.18%	3.24%	2.25%	2.61%	1.93%
Total return (d)	3.04%	13.26%	(18.26) %	13.71%	8.59%
DFA VA US Targeted Value
Units (a)	99,684	117,597	54,421	182,156	91,976
Unit value	$19.37	$18.05	$15.15	$15.93	$11.49
Net assets	$1,931,021	$2,122,543	$824,549	$2,902,558	$1,057,200
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	1.27%	2.36%	0.55%	2.15%	1.75%
Total return (d)	7.32%	19.14%	(4.93) %	38.64%	3.20%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
Eaton Vance VT Floating- Rate Income Initial Share Class
Units (a)	5,632,307	4,471,113	3,503,395	1,323,842	129,617
Unit value	$12.30-$12.13	$11.53-$11.41	$10.47-$10.39	$10.86-$10.81	$10.59-$10.57
Net assets	$68,339,105	$51,018,053	$36,395,320	$14,317,533	$1,370,342
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	7.68%	8.22%	4.96%	2.85%	1.51%
Total return (d) (4)	6.33 - 6.65%	9.83 - 10.16%	(3.94) - (3.65)%	2.31 - 2.62%	5.70 - 5.86%
Fidelity® VIP Emerging Markets Initial Class
Units (a)	154,208	65,628	61,853	64,683	85,757
Unit value	$14.85	$13.58	$12.45	$15.68	$16.14
Net assets	$2,287,988	$889,269	$768,760	$1,012,454	$1,382,046
Ratio of expenses to net assets (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (c)	2.42%	2.30%	1.66%	2.06%	0.82%
Total return (d)	9.37%	9.01%	(20.59) %	(2.83) %	30.48%
Fidelity VIP Emerging Markets Service Class 2
Units (a)	1,955,820	1,730,591	1,526,181	937,607	178,851
Unit value	$12.26-$12.10	$11.29-$11.17	$10.40-$10.33	$13.19-$13.13	$13.65-$13.63
Net assets	$23,659,824	$19,324,866	$15,760,125	$12,312,593	$2,436,975
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	1.28%	2.15%	1.88%	3.15%	0.85%
Total return (d) (4)	8.33 - 8.66%	8.13 - 8.46%	(21.36) - (21.12) %	(3.62) - (3.33) %	36.26 - 36.46%
Fidelity VIP Energy Service Class 2
Units (a)	756,971	634,633	554,193	193,497	62,473
Unit value	$27.44-$27.07	$26.63-$26.35	$26.70-$26.50	$16.55-$16.47	$10.79-$10.77
Net assets	$20,491,101	$16,724,953	$14,685,402	$3,187,690	$673,078
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	2.16%	2.47%	2.78%	2.85%	4.36%
Total return (d) (4)	2.72 - 3.03%	(0.55) - (0.25) %	60.85 - 61.33%	52.91 - 53.37%	7.74 - 7.90%
Fidelity® VIP International Capital Appreciation Initial Class
Units (a)	43,235	47,869	43,259	43,837	35,204
Unit value	$17.49	$16.27	$12.84	$17.54	$15.71
Net assets	$756,338	$778,698	$555,236	$769,052	$553,046
Ratio of expenses to net assets (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (c)	0.85%	0.43%	0.30%	0.00%	0.28%
Total return (d)	7.54%	26.74%	(26.84) %	11.67%	21.50%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
Fidelity VIP International Capital Appreciation Service Class 2
Units (a)	4,696,715	3,904,135	3,252,152	1,705,920	411,670
Unit value	$13.40-$13.22	$12.54-$12.41	$9.95-$9.88	$13.68-$13.62	$12.32-$12.30
Net assets	$62,095,473	$48,433,953	$32,121,161	$23,235,598	$5,064,332
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	0.65%	0.17%	0.11%	0.00%	0.25%
Total return (d) (4)	6.57 - 6.89%	25.60 - 25.98%	(27.48) - (27.27) %	10.72 - 11.05%	23.02 - 23.21%
Fidelity® VIP Value Initial Class
Units (a)	47,148	41,475	94,106	36,332	29,117
Unit value	$20.84	$18.82	$15.81	$16.59	$12.82
Net assets	$982,465	$780,699	$1,487,636	$602,568	$373,257
Ratio of expenses to net assets (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (c)	1.31%	0.86%	2.35%	1.86%	1.56%
Total return (d)	10.70%	19.07%	(4.68) %	29.38%	5.62%
Fidelity VIP Value Service Class 2
Units (a)	2,105,031	1,787,869	1,326,147	517,398	130,177
Unit value	$20.83-$20.55	$18.93-$18.74	$16.00-$15.88	$16.88-$16.80	$13.13-$13.11
Net assets	$43,263,053	$33,497,468	$21,058,086	$8,691,844	$1,707,050
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	1.28%	1.25%	1.69%	2.17%	1.76%
Total return (d) (4)	9.69 - 10.03%	17.99 - 18.34%	(5.48) - (5.19)%	28.11 - 28.49%	31.13 - 31.33%
Franklin Small Cap Value VIP Class 2
Units (a)	1,372,303	1,308,760	1,061,353	627,010	152,184
Unit value	$17.54-$17.30	$15.85-$15.68	$14.19-$14.08	$15.93-$15.86	$12.83-$12.81
Net assets	$23,740,186	$20,525,471	$14,948,896	$9,942,902	$1,949,191
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	0.91%	0.53%	0.97%	0.97%	0.00%
Total return (d) (4)	10.31 - 10.64%	11.35 - 11.68%	(11.18) - (10.91) %	23.81 - 24.18%	28.08 - 28.27%
Goldman Sachs VIT Core Fixed Income Service Shares
Units (a)	7,438,870	6,020,648	4,532,435	2,902,428	714,151
Unit value	$8.77-$8.65	$8.77-$8.68	$8.37-$8.31	$9.86-$9.81	$10.18-$10.16
Net assets	$64,342,075	$52,269,954	$37,648,278	$28,477,292	$7,256,760
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	3.69%	2.87%	1.48%	1.08%	0.93%
Total return (d) (4)	(0.37) - (0.07) %	4.52 - 4.83%	(15.34) - (15.09) %	(3.44) - (3.15) %	1.62 - 1.77%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
Goldman Sachs VIT Small Cap Equity Insights Service Shares
Units (a)	1,084,107	787,258	639,976	324,002	66,287
Unit value	$17.34-$17.10	$14.73-$14.58	$12.50-$12.41	$15.70-$15.63	$12.84-$12.82
Net assets	$18,540,955	$11,475,176	$7,940,373	$5,064,960	$849,514
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	0.89%	0.89%	0.12%	0.39%	0.00%
Total return (d) (4)	17.33 - 17.69%	17.48 - 17.83%	(20.63) - (20.39) %	21.96 - 22.33%	28.18 - 28.37%
Janus Henderson Enterprise Institutional Class
Units (a)	41,336	55,386	63,380	64,866	97,240
Unit value	$23.02	$20.04	$17.07	$20.43	$17.59
Net assets	$951,661	$1,109,679	$1,081,931	$1,325,200	$1,710,641
Ratio of expenses to net assets (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (c)	0.73%	0.15%	0.40%	0.39%	0.11%
Total return (d)	14.91%	17.37%	(16.44) %	16.13%	18.76%
Janus Henderson VIT Enterprise Service Class
Units (a)	2,144,910	1,876,168	1,247,398	752,121	195,495
Unit value	$16.30-$16.08	$14.27-$14.12	$12.23-$12.14	$14.73-$14.66	$12.76-$12.74
Net assets	$34,493,104	$26,494,449	$15,144,164	$11,026,674	$2,490,231
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	0.62%	0.11%	0.26%	0.22%	0.00%
Total return (d) (4)	13.88 - 14.22%	16.32 - 16.67%	(17.19) - (16.94) %	15.09 - 15.44%	27.38 - 27.57%
Janus Henderson VIT Forty Service Class
Units (a)	5,683,609	5,038,739	4,431,383	2,269,317	492,574
Unit value	$17.50-$17.26	$13.79-$13.64	$9.97-$9.89	$15.18-$15.11	$12.50-$12.48
Net assets	$98,119,813	$68,745,903	$43,835,296	$34,298,617	$6,148,759
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	0.01%	0.13%	0.06%	0.48%	0.00%
Total return (d) (4)	26.53 - 26.92%	37.92 - 38.34%	(34.55) - (34.35) %	21.08 - 21.44%	24.83 - 25.02%
John Hancock Core Bond Trust Series I
Units (a)	139,932	70,942	79,295	85,822	51,746
Unit value	$10.39	$10.28	$9.76	$11.35	$11.64
Net assets	$1,453,497	$729,398	$773,802	$974,407	$602,436
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	3.87%	2.99%	2.09%	2.18%	2.14%
Total return (d)	1.03%	5.36%	(14.05) %	(2.48) %	8.25%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
John Hancock Core Bond Trust Series II
Units (a)	4,317,751	2,685,272	1,870,005	1,168,969	262,694
Unit value	$8.80-$8.68	$8.78-$8.68	$8.39-$8.33	$9.83-$9.78	$10.15-$10.13
Net assets	$37,480,807	$23,321,148	$15,571,314	$11,435,576	$2,661,499
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	3.59%	3.21%	2.36%	2.24%	2.42%
Total return (d) (4)	(0.05) - 0.25%	4.30 - 4.61%	(14.88) - (14.63) %	(3.44) - (3.15) %	1.32 - 1.47%
John Hancock International Equity Index Trust B Series I
Units (a)	15,414	15,510	13,659	21,173	15,364
Unit value	$13.47	$12.91	$11.24	$13.48	$12.59
Net assets	$207,692	$200,233	$153,542	$285,310	$193,386
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	1.36%	2.69%	3.51%	3.77%	2.79%
Total return (d)	4.37%	14.84%	(16.58) %	7.06%	10.20%
John Hancock International Small Company Trust Series II
Units (a)	268,173	232,349	188,394	116,295	28,117
Unit value	$13.28-$13.10	$13.04-$12.90	$11.61-$11.53	$14.36-$14.30	$12.78-$12.76
Net assets	$3,513,030	$2,997,954	$2,171,729	$1,662,478	$358,695
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	2.56%	1.93%	2.09%	1.53%	1.65%
Total return (d) (4)	1.53 - 1.83%	11.93 - 12.27%	(19.36) - (19.12) %	12.06 - 12.39%	27.57 - 27.76%
John Hancock Strategic Income Opportunities Trust Series I
Units (a)	49,853	55,779	58,517	48,004	35,367
Unit value	$11.33	$11.04	$10.32	$11.53	$11.48
Net assets	$564,947	$615,821	$603,798	$553,411	$405,899
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	2.56%	3.57%	3.69%	3.14%	1.91%
Total return (d)	2.64%	7.00%	(10.50) %	0.45%	8.05%
John Hancock Strategic Income Opportunities Trust Series II
Units (a)	4,228,666	3,124,204	2,472,169	1,500,673	215,685
Unit value	$10.37-$10.23	$10.18-$10.07	$9.58-$9.51	$10.78-$10.73	$10.81-$10.79
Net assets	$43,271,298	$31,458,161	$23,504,782	$16,106,225	$2,327,734
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	2.59%	3.56%	3.83%	4.71%	1.73%
Total return (d) (4)	1.63 - 1.93%	5.90 - 6.22%	(11.41) - (11.15) %	(0.55) - (0.25) %	7.92 - 8.09%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
MFS® VIT II - MFS® Blended Research Core Equity Initial Class
Units (a)	155,221	44,562	64,115	13,871	13,235
Unit value	$25.83	$20.68	$16.17	$19.35	$15.01
Net assets	$4,008,664	$921,608	$1,036,857	$268,398	$198,703
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	1.04%	1.20%	1.42%	1.29%	1.65%
Total return (d)	24.87%	27.89%	(16.42) %	28.88%	14.76%
MFS® VIT II - Core Equity Service Class
Units (a)	2,207,108	2,139,801	1,766,367	822,895	148,578
Unit value	$17.69-$17.45	$14.90-$14.74	$12.25-$12.16	$14.99-$14.92	$12.10-$12.08
Net assets	$38,519,127	$31,548,809	$21,474,787	$12,276,626	$1,794,795
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	0.39%	0.33%	0.10%	0.33%	0.20%
Total return (d) (4)	18.37 - 18.73%	21.27 - 21.64%	(18.51) - (18.26) %	23.50 - 23.87%	20.80 - 20.98%
MFS® VIT III Global Real Estate Service Class
Units (a)	590,950	508,506	391,182	186,083	39,461
Unit value	$11.40-$11.24	$11.85-$11.73	$10.76-$10.68	$14.91-$14.84	$11.59-$11.57
Net assets	$6,645,143	$5,964,960	$4,178,162	$2,762,005	$456,663
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	1.47%	0.49%	1.30%	1.28%	0.16%
Total return (d) (4)	(4.14) - (3.85) %	9.83 - 10.15%	(28.04) - (27.82) %	28.26 - 28.64%	15.73 - 15.90%
MFS® VIT II - MFS® Corporate Bond Initial Class
Units (a)	48,778	22,992	22,205	25,791	23,218
Unit value	$11.22	$10.95	$10.09	$12.12	$12.35
Net assets	$547,472	$251,803	$223,992	$312,601	$286,838
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	3.39%	3.98%	3.32%	2.61%	3.35%
Total return (d)	2.48%	8.57%	(16.77) %	(1.89) %	10.02%
MFS® VIT III - MFS® Global Real Estate Initial Class
Units (a)	7,395	7,575	10,016	10,457	9,382
Unit value	$13.15	$13.58	$12.25	$16.85	$13.01
Net assets	$97,257	$102,896	$122,674	$176,175	$122,082
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	1.96%	0.86%	1.67%	1.52%	4.78%
Total return (d)	(3.18) %	10.90%	(27.30) %	29.48%	0.98%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
MFS® VIT II - MFS® International Intrinsic Value Initial Class
Units (a)	20,745	18,997	23,598	28,298	32,131
Unit value	$15.45	$14.48	$12.37	$16.26	$14.78
Net assets	$320,487	$275,037	$291,828	$460,103	$474,915
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	1.40%	0.68%	0.76%	0.35%	1.02%
Total return (d)	6.71%	17.07%	(23.94) %	10.00%	19.92%
MFS® VIT III - MFS® Mid Cap Value Initial Class
Units (a)	53,179	37,302	51,261	111,218	11,331
Unit value	$19.08	$16.86	$15.03	$16.56	$12.70
Net assets	$1,014,529	$628,780	$770,374	$1,841,588	$143,958
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	1.22%	1.54%	1.27%	1.43%	1.34%
Total return (d)	13.18%	12.17%	(9.24) %	30.33%	3.35%
MFS® VIT III Mid Cap Value Service Class
Units (a)	840,181	721,985	552,925	311,929	51,428
Unit value	$18.22-$17.97	$16.20-$16.03	$14.56-$14.45	$16.15-$16.08	$12.48-$12.46
Net assets	$15,101,661	$11,576,906	$7,987,876	$5,014,460	$640,965
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	1.01%	1.61%	0.87%	0.87%	0.34%
Total return (d) (4)	12.10 - 12.43%	10.99 - 11.33%	(10.13) - (9.86)%	28.98 - 29.37%	24.63 - 24.82%
MFS® VIT - New Discovery Series Service Class
Units (a)	2,182,358	1,991,094	1,651,956	926,447	225,301
Unit value	$11.47-$11.32	$10.88-$10.77	$9.62-$9.55	$13.87-$13.81	$13.79-$13.76
Net assets	$24,706,078	$21,446,506	$15,769,052	$12,791,561	$3,101,126
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (d) (4)	5.10 - 5.42%	12.84 - 13.18%	(30.86) - (30.66) %	0.31 - 0.61%	37.64 - 37.85%
MFS® VIT II - MFS® Technology Initial Class
Units (a)	73,428	57,067	51,337	56,216	65,164
Unit value	$34.77	$25.55	$16.65	$26.02	$23.00
Net assets	$2,553,456	$1,457,965	$854,634	$1,462,707	$1,498,927
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (d)	36.11%	53.47%	(36.02) %	13.12%	46.10%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
MFS® VIT II Technology Service Class
Units (a)	3,350,116	2,799,471	2,411,545	1,291,379	387,944
Unit value	$18.21-$17.97	$13.47-$13.33	$8.84-$8.78	$13.92-$13.86	$12.39-$12.37
Net assets	$60,188,048	$37,328,008	$21,166,767	$17,892,235	$4,798,306
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (d) (4)	34.74 - 35.15%	51.91 - 52.37%	(36.65) - (36.46) %	12.02 - 12.36%	23.69 - 23.87%
MFS® VIT - MFS® Value Initial Class
Units (a)	32,092	37,167	49,653	40,414	36,708
Unit value	$17.84	$16.06	$14.96	$15.97	$12.80
Net assets	$572,393	$596,938	$742,558	$645,557	$469,732
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	1.44%	1.73%	1.53%	1.48%	1.83%
Total return (d)	11.05%	7.40%	(6.38) %	24.83%	2.96%
MFS® VIT Value Series Service Class
Units (a)	1,325,444	1,253,668	1,003,893	520,766	64,906
Unit value	$16.07-$15.85	$14.57-$14.42	$13.67-$13.56	$14.70-$14.63	$11.86-$11.84
Net assets	$21,013,042	$18,074,915	$13,615,941	$7,619,987	$768,366
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	1.43%	1.48%	1.31%	1.35%	0.72%
Total return (d) (4)	9.96 - 10.29%	6.30 - 6.62%	(7.31) - (7.03)%	23.60 - 23.97%	18.38 - 18.56%
PIMCO VIT Emerging Markets Bond Institutional Class
Units (a)	8,608	8,825	9,558	14,295	24,953
Unit value	$11.34	$10.61	$9.60	$11.46	$11.83
Net assets	$97,588	$93,609	$91,789	$163,853	$295,297
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	6.59%	5.85%	4.93%	4.64%	4.94%
Total return (d)	6.88%	10.45%	(16.21) %	(3.14) %	6.07%
PIMCO VIT Emerging Markets Bond Advisor Class
Units (a)	282,252	240,526	192,987	139,447	22,667
Unit value	$10.25-$10.11	$9.63-$9.53	$8.76-$8.69	$10.50-$10.45	$10.89-$10.87
Net assets	$2,853,330	$2,292,133	$1,677,560	$1,457,694	$246,490
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	6.25%	5.63%	4.76%	4.42%	2.10%
Total return (d) (4)	6.08 - 6.40%	9.63 - 9.96%	(16.85) - (16.60) %	(3.87) - (3.58) %	8.74 - 8.90%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class
Units (a)	15,787	8,750	18,538	7,199	7,536
Unit value	$9.87	$9.98	$9.53	$10.78	$11.31
Net assets	$155,751	$87,284	$176,749	$77,574	$85,241
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	3.70%	2.31%	1.68%	5.12%	2.65%
Total return (d)	(1.10) %	4.63%	(11.54) %	(4.73) %	9.46%
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class
Units (a)	910,368	701,806	593,357	389,840	79,114
Unit value	$9.36-$9.24	$9.51-$9.41	$9.13-$9.06	$10.37-$10.32	$10.93-$10.92
Net assets	$8,410,613	$6,605,477	$5,377,562	$4,023,891	$863,759
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	3.34%	2.16%	1.41%	4.61%	0.49%
Total return (d) (4)	(1.84) - (1.55) %	3.85 - 4.16%	(12.20) - (11.93) %	(5.44) - (5.16) %	9.16 - 9.32%
PIMCO VIT Long-Term U.S. Government Institutional Class
Units (a)	40,446	26,798	36,958	41,816	74,789
Unit value	$8.44	$9.04	$8.74	$12.37	$13.07
Net assets	$341,489	$242,216	$323,162	$517,164	$977,200
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	2.89%	2.52%	2.18%	1.77%	1.75%
Total return (d)	(6.58) %	3.36%	(29.30) %	(5.35) %	16.69%
PIMCO VIT Long-Term US Government Advisor Class
Units (a)	4,260,089	3,160,396	2,191,689	1,444,284	452,374
Unit value	$6.13-$6.05	$6.60-$6.53	$6.41-$6.36	$9.11-$9.07	$9.67-$9.65
Net assets	$25,783,814	$20,630,010	$13,944,752	$13,095,499	$4,366,319
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	2.54%	2.28%	1.96%	1.44%	0.77%
Total return (d) (4)	(7.28) - (7.00) %	2.59 - 2.90%	(29.83) - (29.62) %	(6.06) - (5.78) %	(3.48) - (3.33) %
PIMCO VIT Real Return Institutional Class
Units (a)	47,672	58,447	155,555	18,139	18,857
Unit value	$11.41	$11.24	$10.91	$12.45	$11.87
Net assets	$543,852	$656,832	$1,696,370	$225,905	$223,760
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	2.86%	3.21%	4.63%	5.13%	1.57%
Total return (d)	1.51%	3.05%	(12.43) %	4.95%	11.04%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
PIMCO VIT Real Return Advisor Class
Units (a)	9,347,783	7,133,121	5,347,956	2,632,206	566,896
Unit value	$9.91-$9.77	$9.80-$9.70	$9.55-$9.48	$10.96-$10.91	$10.49-$10.47
Net assets	$91,353,844	$69,189,792	$50,715,595	$28,718,691	$5,937,347
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	2.43%	2.92%	6.60%	5.20%	0.70%
Total return (d) (4)	0.75 - 1.06%	2.28 - 2.59%	(13.08) - (12.82) %	4.17 - 4.48%	4.73 - 4.89%
Principal Capital Appreciation Class 2
Units (a)	2,588,282	1,673,662	1,082,627	512,562	150,236
Unit value	$19.60-$19.34	$15.77-$15.60	$12.75-$12.65	$15.44-$15.37	$12.22-$12.20
Net assets	$50,060,831	$26,112,913	$13,699,325	$7,876,327	$1,833,496
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	0.54%	0.74%	0.71%	0.87%	0.70%
Total return (d) (4)	23.96 - 24.34%	23.30 - 23.67%	(17.65) - (17.41) %	25.91 - 26.29%	22.04 - 22.23%
Principal Diversified International
Units (a)	9,481	11,016	24,547	21,415	16,014
Unit value	$13.36	$12.86	$11.03	$13.89	$12.75
Net assets	$126,676	$141,633	$270,723	$297,456	$204,193
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	3.37%	1.01%	2.82%	1.15%	3.40%
Total return (d)	3.92%	16.57%	(20.60) %	8.93%	15.29%
Principal Government & High Quality Bond
Units (a)	62,902	33,448	56,764	39,874	23,053
Unit value	$9.63	$9.65	$9.29	$10.61	$10.84
Net assets	$606,011	$322,684	$527,292	$423,127	$249,763
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	3.21%	2.26%	1.52%	2.19%	3.00%
Total return (d)	(0.14) %	3.86%	(12.46) %	(2.06) %	2.10%
Principal Small Cap
Units (a)	23,372	26,982	34,316	27,243	24,513
Unit value	$17.02	$16.03	$13.98	$17.74	$14.88
Net assets	$397,719	$432,381	$479,568	$483,308	$364,744
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	0.36%	0.31%	0.07%	0.34%	0.59%
Total return (d)	6.19%	14.67%	(21.22) %	19.23%	21.28%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
Principal VC Equity Income Class 2
Units (a)	1,955,722	1,932,164	1,625,185	1,021,935	212,353
Unit value	$16.64-$16.41	$14.58-$14.42	$13.27-$13.17	$15.00-$14.93	$12.40-$12.38
Net assets	$32,098,039	$27,870,171	$21,398,270	$15,259,817	$2,628,630
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	1.83%	2.00%	1.89%	2.30%	0.99%
Total return (d) (4)	13.78 - 14.13%	9.55 - 9.88%	(11.82) - (11.56) %	20.63 - 20.99%	23.79 - 23.97%
Putnam VT International Value Class 1B
Units (a)	664,051	490,503	332,683	142,273	26,217
Unit value	$15.76-$15.54	$15.12-$14.96	$12.86-$12.76	$13.93-$13.87	$12.24-$12.22
Net assets	$10,322,471	$7,338,798	$4,246,652	$1,973,232	$320,332
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	2.20%	1.24%	1.63%	1.19%	0.00%
Total return (d) (4)	3.90 - 4.21%	17.21 - 17.56%	(7.96) - (7.69)%	13.51 - 13.85%	22.19 - 22.37%
Putnam VT Research Class 1B
Units (a)	1,874,931	1,529,438	1,211,864	711,477	115,149
Unit value	$19.53-$19.27	$15.62-$15.45	$12.23-$12.14	$14.93-$14.86	$12.14-$12.12
Net assets	$36,127,256	$23,633,407	$14,714,475	$10,574,866	$1,396,070
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	0.36%	0.76%	0.50%	0.06%	0.00%
Total return (d) (4)	24.70 - 25.07%	27.26 - 27.64%	(18.31) - (18.06) %	22.59 - 22.96%	21.24 - 21.42%
Templeton Global Bond VIP Class 1
Units (a)	23,841	31,820	96,571	45,952	38,896
Unit value	$7.83	$8.86	$8.64	$9.13	$9.63
Net assets	$186,571	$281,887	$834,011	$419,572	$374,605
Ratio of expenses to net assets (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (c)	0.00%	0.00%	0.00%	0.00%	7.43%
Total return (d)	(11.66) %	2.58%	(5.42) %	(5.19) %	(5.64) %
Templeton Global Bond VIP Class 2
Units (a)	995,373	801,123	646,872	399,928	80,372
Unit value	$7.89-$7.79	$8.99-$8.90	$8.82-$8.76	$9.37-$9.33	$9.96-$9.94
Net assets	$7,752,713	$7,129,646	$5,665,687	$3,731,512	$799,252
Ratio of expenses to net assets (b)	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%	0.95 - 1.25%
Investment income ratio (c)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (d) (4)	(12.48) - (12.22) %	1.61 - 1.91%	(6.13) - (5.85)%	(6.17) - (5.89) %	(0.56) - (0.41) %

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
Thrivent Aggressive Allocation
Units (a)	55,767,379	56,880,838	55,734,564	50,958,440	45,770,855
Unit value	$38.45-$34.26	$33.42-$30.09	$28.28-$25.70	$34.79-$31.91	$29.22-$27.06
Net assets	$1,634,884,580	$1,503,835,056	$1,310,526,365	$1,592,020,437	$1,315,366,149
Ratio of expenses to net assets (b)	0.85 - 1.90%	0.95 - 1.90%	0.95 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	1.50%	1.84%	0.83%	0.79%	1.19%
Total return (d)	13.87 - 15.05%	17.07 - 18.18%	(19.46) - (18.70) %	17.94 - 19.06%	14.93 - 16.03%
Thrivent All Cap
Units (a)	4,005,238	3,859,370	3,709,019	3,310,176	2,815,027
Unit value	$22.71-$44.97	$19.02-$38.23	$15.64-$31.90	$19.19-$39.75	$15.53-$32.65
Net assets	$147,109,848	$129,102,920	$109,292,950	$133,898,909	$104,192,038
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	0.67%	0.94%	0.57%	0.41%	0.74%
Total return (d)	17.62 - 19.42%	19.84 - 21.64%	(19.75) - (18.53) %	21.78 - 23.62%	20.85 - 22.68%
Thrivent Balanced Income Plus
Units (a)	11,662,774	12,996,129	13,747,137	14,150,375	13,099,180
Unit value	$14.71-$22.06	$13.60-$20.72	$12.14-$18.77	$14.14-$22.19	$12.63-$20.11
Net assets	$271,575,493	$288,061,917	$279,185,006	$345,191,744	$295,972,316
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	3.39%	2.74%	2.09%	2.33%	2.88%
Total return (d)	6.50 - 8.12%	10.35 - 12.01%	(15.39) - (14.11) %	10.33 - 11.99%	7.05 - 8.68%
Thrivent Diversified Income Plus
Units (a)	24,899,989	28,071,287	31,760,348	34,245,680	33,619,798
Unit value	$13.26-$20.36	$12.42-$19.37	$11.32-$17.91	$12.97-$20.83	$12.18-$19.87
Net assets	$536,617,703	$584,534,797	$617,646,536	$788,123,628	$750,655,046
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	4.70%	3.90%	2.90%	2.98%	3.37%
Total return (d)	5.14 - 6.74%	8.14 - 9.77%	(14.03) - (12.73) %	4.86 - 6.44%	5.34 - 6.94%
Thrivent Emerging Markets Equity (2)
Units (a)	3,627,730	4,292,097	4,762,843	5,014,757	5,015,606
Unit value	$11.53-$12.49	$10.63-$11.69	$9.78-$10.91	$13.25-$15.01	$13.96-$16.06
Net assets	$49,559,692	$54,623,441	$56,383,243	$81,336,910	$86,966,301
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	2.69%	3.01%	0.84%	0.17%	2.26%
Total return (d)	6.89 - 8.52%	7.08 - 8.70%	(27.30) - (26.20) %	(6.52) - (5.11) %	24.79 - 26.68%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
Thrivent ESG Index
Units (a)	2,524,592	2,472,753	2,546,726	1,899,065	527,156
Unit value	$20.37-$18.99	$16.72-$15.83	$13.10-$12.58	$16.82-$16.40	$12.91-$12.78
Net assets	$47,941,252	$38,892,920	$31,701,145	$30,914,809	$6,682,274
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	0.92%	1.02%	0.54%	0.00%	1.58%
Total return (d) (5)	20.00 - 21.83%	25.79 - 27.68%	(23.30) - (22.14) %	28.32 - 30.26%	27.84 - 29.13%
Thrivent Global Stock (1)
Units (a)	8,688,831	7,530,885	7,977,894	8,055,021	8,041,771
Unit value	$18.95-$28.21	$16.51-$24.95	$13.58-$20.84	$16.83-$26.21	$14.00-$22.13
Net assets	$258,296,372	$210,036,851	$188,570,827	$247,555,704	$214,093,727
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	1.85%	1.25%	1.11%	0.90%	1.72%
Total return (d)	13.06 - 14.78%	19.74 - 21.55%	(20.49) - (19.29) %	18.44 - 20.22%	13.04 - 14.75%
Thrivent Government Bond
Units (a)	11,200,439	11,417,642	11,411,596	12,155,208	13,248,482
Unit value	$14.30-$11.87	$14.26-$11.96	$13.69-$11.68	$15.54-$13.28	$15.93-$13.74
Net assets	$134,344,691	$140,804,639	$140,212,009	$173,524,548	$200,209,449
Ratio of expenses to net assets (b)	0.85 - 1.90%	0.95 - 1.90%	1.00 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	4.00%	3.26%	2.17%	1.33%	1.45%
Total return (d)	(0.73) - 0.29%	2.41 - 3.39%	(12.05) - (11.26) %	(3.37) - (2.45) %	5.20 - 6.20%
Thrivent Healthcare (2)
Units (a)	8,889,927	9,063,971	9,029,649	8,567,447	7,637,889
Unit value	$17.34-$31.96	$17.42-$32.60	$16.79-$31.90	$17.85-$34.42	$15.89-$31.11
Net assets	$215,866,610	$241,691,350	$254,547,959	$279,464,082	$246,553,932
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	0.77%	0.55%	0.26%	0.29%	0.44%
Total return (d)	(1.95) - (0.46) %	2.19 - 3.73%	(7.32) - (5.92)%	10.64 - 12.32%	16.56 - 18.33%
Thrivent High Yield
Units (a)	27,594,341	23,903,219	21,130,949	17,343,620	12,084,885
Unit value	$12.72-$21.39	$11.93-$20.37	$10.71-$18.57	$11.98-$21.08	$11.52-$20.58
Net assets	$421,906,685	$371,027,194	$320,695,984	$333,603,985	$268,932,773
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	6.32%	6.03%	5.43%	4.58%	5.23%
Total return (d)	4.99 - 6.59%	9.74 - 11.39%	(11.91) - (10.58) %	2.43 - 3.98%	0.82 - 2.35%
Thrivent Income
Units (a)	42,196,768	35,012,912	31,369,862	30,222,402	23,840,944
Unit value	$11.63-$15.19	$11.31-$15.01	$10.39-$14.00	$12.40-$16.96	$12.51-$17.36
Net assets	$519,984,881	$441,658,309	$385,496,158	$481,017,558	$434,815,946
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	4.35%	4.16%	3.48%	2.78%	2.87%
Total return (d)	1.22 - 2.76%	7.24 - 8.85%	(17.45) - (16.20) %	(2.34) - (0.86) %	9.60 - 11.26%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
Thrivent International Allocation
Units (a)	14,737,909	17,034,123	19,251,900	20,547,058	21,954,746
Unit value	$12.85-$11.78	$12.37-$11.52	$10.51-$9.94	$12.93-$12.41	$11.34-$11.05
Net assets	$195,077,980	$218,296,298	$210,978,358	$278,430,874	$262,864,089
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	3.10%	2.64%	2.72%	1.56%	3.27%
Total return (d)	2.30 - 3.86%	15.89 - 17.64%	(19.88) - (18.67) %	12.31 - 14.00%	2.02 - 3.57%
Thrivent International Index
Units (a)	3,178,129	2,653,029	2,082,968	1,480,935	540,512
Unit value	$14.61-$13.62	$14.19-$13.43	$12.10-$11.62	$14.22-$13.87	$12.88-$12.75
Net assets	$42,703,915	$35,090,173	$23,695,067	$20,093,484	$6,769,981
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	2.51%	2.05%	2.63%	0.20%	2.47%
Total return (d) (5)	1.37 - 2.91%	15.55 - 17.29%	(16.17) - (14.90) %	8.78 - 10.42%	27.48 - 28.77%
Thrivent Large Cap Growth (3)
Units (a)	37,019,210	33,752,027	31,154,599	26,075,956	22,630,148
Unit value	$33.21-$65.42	$25.53-$51.06	$17.42-$35.38	$26.36-$54.33	$21.52-$45.03
Net assets	$1,510,756,541	$1,194,740,022	$816,485,626	$1,235,655,537	$1,061,750,788
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	0.42%	0.21%	0.00%	0.13%	0.27%
Total return (d)	28.14 - 30.09%	44.32 - 46.49%	(34.88) - (33.90) %	20.66 - 22.48%	40.63 - 42.76%
Thrivent Large Cap Index
Units (a)	37,608,194	35,551,242	34,928,519	31,215,425	27,848,685
Unit value	$26.31-$48.56	$21.18-$39.69	$16.87-$32.10	$20.73-$40.04	$16.21-$31.78
Net assets	$1,353,928,385	$1,140,689,307	$964,142,162	$1,196,717,061	$946,222,165
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	1.17%	1.34%	1.22%	1.38%	1.59%
Total return (d)	22.37 - 24.23%	23.64 - 25.51%	(19.83) - (18.62) %	26.00 - 27.90%	15.89 - 17.65%
Thrivent Large Cap Value
Units (a)	13,445,394	14,480,359	15,642,553	11,718,403	8,494,451
Unit value	$20.67-$34.79	$18.36-$31.36	$16.33-$28.32	$17.20-$30.28	$13.07-$23.37
Net assets	$442,777,607	$443,506,310	$449,904,364	$392,185,141	$236,539,549
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	1.58%	1.73%	1.30%	1.23%	1.96%
Total return (d)	10.94 - 12.63%	10.75 - 12.42%	(6.47) - (5.06)%	29.57 - 31.53%	2.47 - 4.02%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
Thrivent Limited Maturity Bond
Units (a)	24,574,840	25,642,892	28,818,919	31,006,267	30,015,889
Unit value	$11.65-$11.60	$11.08-$11.19	$10.46-$10.72	$10.96-$11.40	$10.97-$11.59
Net assets	$299,192,597	$304,989,990	$331,662,759	$383,309,678	$382,320,724
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	3.86%	3.20%	2.06%	1.55%	2.04%
Total return (d)	3.62 - 5.20%	4.38 - 5.96%	(5.99) - (4.57)%	(1.62) - (0.13) %	2.05 - 3.59%
Thrivent Mid Cap Growth
Units (a)	5,880,402	5,551,395	4,602,553	3,289,704	1,779,613
Unit value	$15.09-$14.07	$13.76-$13.03	$11.80-$11.33	$16.57-$16.16	$14.88-$14.73
Net assets	$80,057,458	$69,827,268	$50,178,413	$51,338,068	$25,785,096
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (d) (5)	8.03 - 9.67%	14.93 - 16.66%	(29.87) - (28.81) %	9.69 - 11.35%	47.33 - 48.82%
Thrivent Mid Cap Index
Units (a)	15,605,047	14,925,200	14,431,415	13,343,874	12,599,220
Unit value	$19.19-$42.90	$16.95-$38.48	$14.65-$33.75	$16.95-$39.65	$13.68-$32.47
Net assets	$531,569,198	$494,342,781	$450,158,708	$532,282,428	$447,450,110
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	1.26%	1.34%	1.09%	0.96%	1.36%
Total return (d)	11.48 - 13.18%	14.01 - 15.73%	(14.88) - (13.59) %	22.13 - 23.98%	11.26 - 12.95%
Thrivent Mid Cap Stock
Units (a)	19,825,484	18,399,182	16,059,207	13,350,288	10,583,080
Unit value	$19.58-$46.80	$17.83-$43.26	$15.67-$38.61	$19.18-$47.96	$14.95-$37.95
Net assets	$649,415,137	$606,837,013	$521,690,064	$619,228,569	$464,981,691
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	0.52%	0.42%	0.31%	0.23%	0.50%
Total return (d)	8.18 - 9.83%	12.05 - 13.74%	(19.50) - (18.29) %	26.39 - 28.30%	19.39 - 21.20%
Thrivent Mid Cap Value
Units (a)	2,306,041	2,637,185	3,033,500	1,602,453	201,601
Unit value	$20.12-$18.76	$18.41-$17.43	$16.31-$15.67	$17.28-$16.85	$13.26-$13.12
Net assets	$44,123,828	$46,635,464	$48,054,846	$27,150,058	$2,648,090
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	1.22%	0.82%	0.00%	0.59%	2.07%
Total return (d) (5)	7.64 - 9.28%	11.19 - 12.86%	(7.01) - (5.60)%	28.42 - 30.36%	31.24 - 32.57%
Thrivent Moderate Allocation
Units (a)	345,811,536	394,022,406	430,931,227	457,703,594	474,953,726
Unit value	$28.55-$23.58	$25.46-$16.70	$22.95-$14.74	$26.65-$18.03	$23.87-$16.40
Net assets	$8,064,557,421	$8,324,960,701	$8,031,182,875	$10,460,789,782	$9,859,224,387
Ratio of expenses to net assets (b)	0.85 - 2.20%	0.95 - 2.50%	1.00 - 2.50%	0.95 - 2.50%	0.95 - 2.50%
Investment income ratio (c)	2.39%	2.59%	1.63%	1.51%	1.99%
Total return (d)	10.66 - 12.14%	13.32 - 15.09%	(18.25) - (17.02) %	9.91 - 11.62%	10.76 - 12.49%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
Thrivent Moderately Aggressive Allocation
Units (a)	229,425,795	232,884,222	248,212,768	252,502,236	254,503,383
Unit value	$32.63-$28.68	$28.83-$18.44	$26.02-$16.04	$30.26-$19.86	$26.26-$16.88
Net assets	$5,866,129,010	$5,590,099,629	$5,239,446,759	$6,720,738,329	$6,072,214,856
Ratio of expenses to net assets (b)	0.85 - 1.90%	0.95 - 2.25%	1.00 - 2.25%	0.95 - 2.25%	0.95 - 2.50%
Investment income ratio (c)	1.86%	2.54%	1.29%	1.20%	1.64%
Total return (d)	12.02 - 13.18%	14.99 - 16.49%	(19.25) - (18.23) %	13.76 - 15.25%	11.58 - 13.33%
Thrivent Moderately Conservative Allocation
Units (a)	188,817,537	229,940,856	263,282,506	288,148,731	301,352,955
Unit value	$21.73-$17.74	$20.22-$16.73	$18.21-$15.26	$21.56-$18.29	$20.30-$17.44
Net assets	$3,475,685,390	$3,956,532,478	$4,107,066,057	$5,354,916,413	$5,315,293,591
Ratio of expenses to net assets (b)	0.85 - 2.20%	0.95 - 2.20%	0.95 - 2.20%	0.95 - 2.20%	0.95 - 2.20%
Investment income ratio (c)	3.25%	2.90%	2.10%	1.81%	2.27%
Total return (d)	6.06 - 7.48%	9.65 - 11.03%	(16.58) - (15.54) %	4.86 - 6.18%	7.94 - 9.30%
Thrivent Money Market
Units (a)	370,457,155	359,229,225	307,061,975	206,124,449	274,389,851
Unit value	$1.13-$.93	$1.08-$.90	$1.03-$.88	$1.02-$.88	$1.03-$.90
Net assets	$395,751,116	$368,376,885	$301,938,836	$202,004,399	$271,701,235
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	4.92%	4.79%	1.53%	0.00%	0.22%
Total return (d)	3.08 - 4.65%	2.91 - 4.46%	(0.54) - 0.41%	(1.88) - (0.40) %	(1.60) - (0.11) %
Thrivent Opportunity Income Plus (1)
Units (a)	11,457,686	10,412,603	12,496,467	14,153,211	14,378,390
Unit value	$11.58-$13.61	$11.05-$13.18	$10.18-$12.33	$11.42-$14.04	$11.27-$14.05
Net assets	$170,430,676	$152,246,741	$170,114,676	$218,770,327	$222,189,723
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	4.90%	4.91%	4.02%	2.99%	3.32%
Total return (d)	3.25 - 4.82%	6.89 - 8.50%	(12.18) - (10.85) %	(0.12) - 1.39%	2.41 - 3.97%
Thrivent Real Estate Securities
Units (a)	4,200,014	4,501,814	4,907,245	4,831,218	4,777,399
Unit value	$13.83-$25.38	$13.46-$25.07	$12.27-$23.20	$16.55-$31.78	$11.70-$22.79
Net assets	$114,791,123	$125,181,090	$128,335,883	$182,777,809	$134,355,521
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	2.58%	2.15%	1.15%	1.38%	2.01%
Total return (d)	1.25 - 2.79%	8.07 - 9.70%	(27.00) - (25.90) %	39.44 - 41.55%	(7.14) - (5.73) %

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
Thrivent Small Cap Growth
Units (a)	7,485,513	7,392,971	6,217,878	5,181,321	3,695,052
Unit value	$18.60-$16.83	$16.85-$15.47	$15.40-$14.35	$20.06-$18.98	$17.99-$17.28
Net assets	$117,509,430	$106,979,242	$84,060,677	$94,094,140	$63,415,976
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (d)	8.74 - 10.39%	7.80 - 9.42%	(24.36) - (23.22) %	9.83 - 11.49%	52.45 - 54.76%
Thrivent Small Cap Index
Units (a)	16,208,011	15,458,372	14,393,240	12,939,309	11,859,869
Unit value	$17.65-$39.58	$16.34-$37.21	$14.17-$32.75	$17.00-$39.87	$13.49-$32.12
Net assets	$498,247,738	$481,771,880	$426,336,082	$512,703,893	$418,911,563
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	1.31%	1.17%	1.16%	0.82%	1.18%
Total return (d)	6.38 - 8.00%	13.62 - 15.33%	(17.87) - (16.63) %	24.13 - 26.00%	9.01 - 10.66%
Thrivent Small Cap Stock
Units (a)	12,681,807	11,990,018	10,040,194	8,359,146	6,678,954
Unit value	$21.43-$39.01	$19.32-$35.70	$17.23-$32.31	$19.32-$36.77	$15.54-$30.04
Net assets	$409,230,713	$376,527,369	$312,211,319	$331,659,086	$252,029,483
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%
Investment income ratio (c)	0.62%	0.61%	0.33%	0.79%	0.69%
Total return (d)	9.26 - 10.92%	10.51 - 12.18%	(12.14) - (10.82) %	22.42 - 24.27%	20.38 - 22.20%
Vanguard® VIF Capital Growth
Units (a)	87,327	67,154	47,164	56,887	70,958
Unit value	$23.36	$20.76	$16.34	$19.48	$16.15
Net assets	$2,040,301	$1,393,952	$770,718	$1,108,183	$1,145,847
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	1.17%	0.91%	0.98%	0.96%	1.43%
Total return (d)	12.56%	27.03%	(16.12) %	20.63%	16.59%
Vanguard® VIF International
Units (a)	65,960	99,580	159,565	140,513	100,776
Unit value	$16.88	$15.60	$13.71	$19.77	$20.23
Net assets	$1,109,975	$1,550,430	$2,184,753	$2,773,429	$2,034,331
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	1.32%	1.84%	1.30%	0.23%	1.28%
Total return (d)	8.19%	13.80%	(30.64) %	(2.28) %	56.40%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2024	2023	2022	2021	2020
Vanguard® VIF Short- Term Investment- Grade
Units (a)	122,249	99,751	127,188	254,929	61,709
Unit value	$11.19	$10.75	$10.20	$10.90	$11.04
Net assets	$1,368,209	$1,072,408	$1,297,740	$2,779,729	$681,017
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	3.55%	2.32%	1.90%	0.96%	2.77%
Total return (d)	4.10%	5.37%	(6.43) %	(1.20) %	4.70%
Vanguard® VIF Small Company Growth
Units (a)	21,959	25,502	34,252	38,106	50,502
Unit value	$17.45	$15.78	$13.29	$17.94	$15.82
Net assets	$382,579	$402,013	$454,811	$682,991	$798,615
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio (c)	0.56%	0.44%	0.26%	0.40%	0.74%
Total return (d)	10.54%	18.75%	(25.91) %	13.36%	22.26%
Vanguard® VIF Total Bond Market Index
Units (a)	470,147	509,933	566,060	602,724	719,000
Unit value	$10.37	$10.29	$9.80	$11.34	$11.60
Net assets	$4,873,987	$5,247,917	$5,545,369	$6,837,588	$8,340,789
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	2.95%	2.50%	2.07%	2.32%	2.25%
Total return (d)	0.73%	5.05%	(13.65) %	(2.21) %	7.04%
Vanguard® VIF Total Stock Market Index
Units (a)	287,767	323,090	367,333	386,235	463,268
Unit value	$25.13	$20.42	$16.29	$20.36	$16.29
Net assets	$7,231,988	$6,596,469	$5,984,283	$7,864,503	$7,545,779
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Investment income ratio (c)	1.36%	1.22%	1.35%	1.25%	1.46%
Total return (d)	23.09%	25.32%	(19.99) %	25.01%	19.95%

(a)
These amounts represent the units for contracts in accumulation, contracts in death claim, and contracts in payout.
(b)
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. The RPA fee is not included.

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued

(c)
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(d)
These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in footnotes 4 and 5 below indicate the effective date of the investment option in the Variable Account. The total returns and unit values are presented as a range of minimum to maximum values, based on the price level representing the minimum and maximum expense ratio amounts.
(1)
The following mergers were effective July 26, 2024:

Low Volatility Equity merged into Global Stock.

Multidimensional Income merged into Opportunity Income Plus.
(2)
The following name changes were effective April 30, 2023:

Thrivent Emerging Markets Equity was formerly known as Thrivent Partner Emerging Markets Equity.

Thrivent Healthcare was formerly known as Thrivent Partner Healthcare.
(3)
Thrivent Partner Growth Stock merged into the Thrivent Large Cap Growth Portfolio as of August 31, 2020.
(4)
For the period June 30, 2020 (commencement of operations) to December 31, 2020.
(5)
For the period April 29, 2020 (commencement of operations) to December 31, 2020.
(7) UNIT FAIR VALUE
Thrivent Variable Annuity Account I contains four different products, which have unique combinations of features and fees that are charged against the contract owner's account balance. In addition, all four products offer the selection of additional death benefit options. Differences in the fee structure result in multiple different unit values, expense ratios and total returns. Units, unit values and asset balances for each subaccount are as follows:

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Flexible Premium Deferred Variable Annuity – 2002
Basic Death Benefits only – 1.00% Expense Ratio
Thrivent Aggressive Allocation	862,257	$40.13	$34,604,108
Thrivent All Cap	85,054	$69.49	$5,910,208
Thrivent Balanced Income Plus	385,642	$31.26	$12,057,120
Thrivent Diversified Income Plus	318,133	$33.35	$10,611,380
Thrivent Emerging Markets Equity	78,477	$14.28	$1,121,202
Thrivent ESG Index	37,690	$19.73	$743,685
Thrivent Global Stock	465,652	$40.12	$18,683,545
Thrivent Government Bond	362,458	$14.92	$5,408,456
Thrivent Healthcare	107,512	$36.55	$3,929,613
Thrivent High Yield	236,709	$35.68	$8,446,485
Thrivent Income	505,702	$20.32	$10,276,653
Thrivent International Allocation	1,142,739	$13.48	$15,400,416
Thrivent International Index	22,647	$14.14	$320,344
Thrivent Large Cap Growth	661,564	$95.12	$62,930,541
Thrivent Large Cap Index	480,289	$75.02	$36,032,247
Thrivent Large Cap Value	394,653	$56.20	$22,180,011
Thrivent Limited Maturity Bond	558,038	$14.27	$7,964,972
Thrivent Mid Cap Growth	56,699	$14.62	$828,795
Thrivent Mid Cap Index	185,950	$73.95	$13,750,833
Thrivent Mid Cap Stock	368,604	$80.15	$29,542,542
Thrivent Mid Cap Value	29,114	$19.49	$567,280
Thrivent Moderate Allocation	3,637,318	$29.01	$105,521,818
Thrivent Moderately Aggressive Allocation	2,855,662	$33.60	$95,939,864
Thrivent Moderately Conservative Allocation	1,800,664	$21.83	$39,309,688
Thrivent Money Market	6,064,666	$1.09	$6,620,938
Thrivent Opportunity Income Plus	195,069	$16.63	$3,243,985
Thrivent Real Estate Securities	159,315	$49.93	$7,954,821
Thrivent Small Cap Growth	66,733	$17.76	$1,185,340
Thrivent Small Cap Index	188,957	$71.41	$13,492,629
Thrivent Small Cap Stock	289,563	$71.13	$20,596,118
			$595,175,637

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
MADB – 1.10% Expense Ratio
Thrivent Aggressive Allocation	2,003,135	$39.35	$78,822,322
Thrivent All Cap	189,624	$67.96	$12,887,557
Thrivent Balanced Income Plus	777,454	$30.58	$23,773,783
Thrivent Diversified Income Plus	813,344	$32.62	$26,533,591
Thrivent Emerging Markets Equity	178,188	$14.05	$2,503,246
Thrivent ESG Index	39,012	$19.64	$766,177
Thrivent Global Stock	1,441,684	$39.24	$56,577,111
Thrivent Government Bond	921,816	$14.59	$13,453,233
Thrivent Healthcare	233,195	$35.95	$8,382,379
Thrivent High Yield	524,530	$34.89	$18,306,067
Thrivent Income	1,213,553	$19.87	$24,120,425
Thrivent International Allocation	2,757,386	$13.25	$36,544,190
Thrivent International Index	33,952	$14.08	$478,013
Thrivent Large Cap Growth	1,473,616	$93.04	$137,100,143
Thrivent Large Cap Index	965,200	$73.38	$70,823,567
Thrivent Large Cap Value	900,808	$55.00	$49,539,860
Thrivent Limited Maturity Bond	1,640,278	$13.96	$22,898,676
Thrivent Mid Cap Growth	147,923	$14.55	$2,152,147
Thrivent Mid Cap Index	415,350	$72.33	$30,040,778
Thrivent Mid Cap Stock	873,663	$78.39	$68,486,076
Thrivent Mid Cap Value	53,744	$19.39	$1,042,330
Thrivent Moderate Allocation	9,309,257	$28.45	$264,805,650
Thrivent Moderately Aggressive Allocation	6,604,380	$32.94	$217,557,185
Thrivent Moderately Conservative Allocation	3,877,480	$21.41	$82,997,592
Thrivent Money Market	15,480,874	$1.07	$16,537,154
Thrivent Opportunity Income Plus	589,411	$16.27	$9,591,700
Thrivent Real Estate Securities	357,646	$48.86	$17,474,477
Thrivent Small Cap Growth	175,655	$17.64	$3,099,277
Thrivent Small Cap Index	388,160	$69.84	$27,108,890
Thrivent Small Cap Stock	736,832	$69.57	$51,260,256
			$1,375,663,852

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
PADB – 1.25% Expense Ratio
Thrivent Aggressive Allocation	39,715	$38.20	$1,517,301
Thrivent All Cap	2,288	$65.74	$150,421
Thrivent Balanced Income Plus	39,589	$29.58	$1,170,983
Thrivent Diversified Income Plus	35,706	$31.56	$1,126,726
Thrivent Emerging Markets Equity	2,108	$13.70	$28,880
Thrivent ESG Index	—	$19.50	$—
Thrivent Global Stock	29,914	$37.96	$1,135,493
Thrivent Government Bond	19,895	$14.12	$280,850
Thrivent Healthcare	1,903	$35.06	$66,713
Thrivent High Yield	15,975	$33.75	$539,287
Thrivent Income	40,065	$19.22	$770,311
Thrivent International Allocation	46,379	$12.93	$599,479
Thrivent International Index	—	$13.98	$—
Thrivent Large Cap Growth	38,482	$89.99	$3,462,201
Thrivent Large Cap Index	21,013	$70.97	$1,491,376
Thrivent Large Cap Value	23,326	$53.23	$1,241,725
Thrivent Limited Maturity Bond	48,713	$13.50	$657,768
Thrivent Mid Cap Growth	678	$14.45	$9,794
Thrivent Mid Cap Index	4,183	$69.96	$292,674
Thrivent Mid Cap Stock	18,544	$75.82	$1,406,067
Thrivent Mid Cap Value	1,764	$19.26	$33,969
Thrivent Moderate Allocation	268,980	$27.62	$7,428,571
Thrivent Moderately Aggressive Allocation	89,614	$31.98	$2,866,096
Thrivent Moderately Conservative Allocation	158,668	$20.78	$3,297,456
Thrivent Money Market	169,493	$1.03	$175,317
Thrivent Opportunity Income Plus	8,873	$15.75	$139,781
Thrivent Real Estate Securities	5,560	$47.30	$262,954
Thrivent Small Cap Growth	6,092	$17.47	$106,410
Thrivent Small Cap Index	3,436	$67.55	$232,138
Thrivent Small Cap Stock	21,104	$67.29	$1,420,094
			$31,910,835

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
EADB – 1.20% Expense Ratio
Thrivent Aggressive Allocation	5,068	$38.58	$195,525
Thrivent All Cap	1,659	$66.47	$110,255
Thrivent Balanced Income Plus	8,332	$29.91	$249,201
Thrivent Diversified Income Plus	3,459	$31.91	$110,362
Thrivent Emerging Markets Equity	—	$13.82	$—
Thrivent ESG Index	—	$19.55	$—
Thrivent Global Stock	7,884	$38.38	$302,617
Thrivent Government Bond	3,590	$14.27	$51,248
Thrivent Healthcare	2,128	$35.35	$75,213
Thrivent High Yield	3,824	$34.13	$130,547
Thrivent Income	11,913	$19.44	$231,596
Thrivent International Allocation	23,771	$13.03	$309,826
Thrivent International Index	—	$14.01	$—
Thrivent Large Cap Growth	14,995	$91.00	$1,364,483
Thrivent Large Cap Index	4,475	$71.77	$321,166
Thrivent Large Cap Value	12,026	$53.81	$647,161
Thrivent Limited Maturity Bond	7,420	$13.65	$101,319
Thrivent Mid Cap Growth	—	$14.48	$—
Thrivent Mid Cap Index	1,730	$70.74	$122,350
Thrivent Mid Cap Stock	7,170	$76.67	$549,750
Thrivent Mid Cap Value	—	$19.30	$—
Thrivent Moderate Allocation	137,213	$27.89	$3,826,969
Thrivent Moderately Aggressive Allocation	61,220	$32.30	$1,977,361
Thrivent Moderately Conservative Allocation	20,800	$20.99	$436,539
Thrivent Money Market	130,303	$1.05	$136,222
Thrivent Opportunity Income Plus	6,303	$15.92	$100,367
Thrivent Real Estate Securities	6,756	$47.81	$323,032
Thrivent Small Cap Growth	1,808	$17.53	$31,696
Thrivent Small Cap Index	1,921	$68.31	$131,197
Thrivent Small Cap Stock	5,295	$68.04	$360,255
			$12,196,257

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
MADB & PADB – 1.30% Expense Ratio
Thrivent Aggressive Allocation	223,818	$37.83	$8,467,037
Thrivent All Cap	17,400	$65.01	$1,131,217
Thrivent Balanced Income Plus	98,969	$29.25	$2,894,244
Thrivent Diversified Income Plus	50,389	$31.21	$1,571,943
Thrivent Emerging Markets Equity	11,241	$13.59	$152,734
Thrivent ESG Index	—	$19.46	$—
Thrivent Global Stock	118,596	$37.54	$4,452,091
Thrivent Government Bond	77,327	$13.96	$1,078,386
Thrivent Healthcare	11,964	$34.77	$415,951
Thrivent High Yield	46,354	$33.38	$1,547,567
Thrivent Income	104,907	$19.01	$1,993,529
Thrivent International Allocation	213,038	$12.82	$2,730,670
Thrivent International Index	10,039	$13.95	$140,024
Thrivent Large Cap Growth	129,666	$89.00	$11,540,173
Thrivent Large Cap Index	97,933	$70.19	$6,874,126
Thrivent Large Cap Value	63,359	$52.66	$3,336,389
Thrivent Limited Maturity Bond	122,169	$13.35	$1,631,453
Thrivent Mid Cap Growth	10,664	$14.41	$153,706
Thrivent Mid Cap Index	37,587	$69.19	$2,600,584
Thrivent Mid Cap Stock	68,624	$74.99	$5,145,940
Thrivent Mid Cap Value	5,446	$19.21	$104,644
Thrivent Moderate Allocation	817,787	$27.35	$22,364,042
Thrivent Moderately Aggressive Allocation	514,239	$31.67	$16,285,608
Thrivent Moderately Conservative Allocation	282,090	$20.58	$5,805,001
Thrivent Money Market	808,987	$1.02	$827,619
Thrivent Opportunity Income Plus	49,742	$15.58	$774,852
Thrivent Real Estate Securities	32,154	$46.79	$1,503,730
Thrivent Small Cap Growth	10,147	$17.41	$176,652
Thrivent Small Cap Index	35,652	$66.81	$2,381,818
Thrivent Small Cap Stock	59,473	$66.55	$3,957,822
			$112,039,552

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
MADB & EADB – 1.25% Expense Ratio
Thrivent Aggressive Allocation	181,138	$38.20	$6,920,264
Thrivent All Cap	11,195	$65.74	$735,962
Thrivent Balanced Income Plus	19,347	$29.58	$572,264
Thrivent Diversified Income Plus	33,102	$31.56	$1,044,545
Thrivent Emerging Markets Equity	5,331	$13.70	$73,045
Thrivent ESG Index	2,690	$19.50	$52,463
Thrivent Global Stock	48,040	$37.96	$1,823,536
Thrivent Government Bond	30,175	$14.12	$425,985
Thrivent Healthcare	11,181	$35.06	$391,964
Thrivent High Yield	22,032	$33.75	$743,788
Thrivent Income	45,443	$19.22	$873,678
Thrivent International Allocation	110,527	$12.93	$1,428,638
Thrivent International Index	1,037	$13.98	$14,497
Thrivent Large Cap Growth	68,198	$89.99	$6,137,339
Thrivent Large Cap Index	44,360	$70.97	$3,148,428
Thrivent Large Cap Value	40,740	$53.23	$2,168,715
Thrivent Limited Maturity Bond	41,052	$13.50	$554,376
Thrivent Mid Cap Growth	7,490	$14.45	$108,214
Thrivent Mid Cap Index	14,599	$69.96	$1,021,304
Thrivent Mid Cap Stock	40,159	$75.82	$3,045,006
Thrivent Mid Cap Value	1,397	$19.26	$26,898
Thrivent Moderate Allocation	410,771	$27.62	$11,344,491
Thrivent Moderately Aggressive Allocation	272,901	$31.98	$8,728,116
Thrivent Moderately Conservative Allocation	74,815	$20.78	$1,554,819
Thrivent Money Market	1,044,442	$1.03	$1,079,912
Thrivent Opportunity Income Plus	29,190	$15.75	$459,810
Thrivent Real Estate Securities	13,749	$47.30	$650,253
Thrivent Small Cap Growth	12,267	$17.47	$214,285
Thrivent Small Cap Index	14,586	$67.55	$985,337
Thrivent Small Cap Stock	33,079	$67.29	$2,225,891
			$58,553,823

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
PADB & EADB – 1.40% Expense Ratio
Thrivent Aggressive Allocation	709	$37.09	$26,309
Thrivent All Cap	58	$63.59	$3,681
Thrivent Balanced Income Plus	3,891	$28.61	$111,322
Thrivent Diversified Income Plus	5,475	$30.52	$167,114
Thrivent Emerging Markets Equity	398	$13.36	$5,319
Thrivent ESG Index	—	$19.37	$—
Thrivent Global Stock	8,540	$36.72	$313,576
Thrivent Government Bond	1,567	$13.65	$21,398
Thrivent Healthcare	514	$34.19	$17,558
Thrivent High Yield	3,315	$32.65	$108,254
Thrivent Income	1,549	$18.59	$28,811
Thrivent International Allocation	11,387	$12.61	$143,545
Thrivent International Index	—	$13.88	$—
Thrivent Large Cap Growth	4,942	$87.05	$430,181
Thrivent Large Cap Index	4,185	$68.65	$287,337
Thrivent Large Cap Value	2,069	$51.53	$106,590
Thrivent Limited Maturity Bond	15,287	$13.06	$199,679
Thrivent Mid Cap Growth	—	$14.35	$—
Thrivent Mid Cap Index	1,625	$67.67	$109,967
Thrivent Mid Cap Stock	1,756	$73.34	$128,804
Thrivent Mid Cap Value	—	$19.12	$—
Thrivent Moderate Allocation	50,911	$26.81	$1,365,132
Thrivent Moderately Aggressive Allocation	27,307	$31.05	$847,944
Thrivent Moderately Conservative Allocation	25,062	$20.18	$505,687
Thrivent Money Market	5,873	$1.00	$5,890
Thrivent Opportunity Income Plus	302	$15.25	$4,611
Thrivent Real Estate Securities	1,412	$45.78	$64,626
Thrivent Small Cap Growth	27	$17.29	$463
Thrivent Small Cap Index	767	$65.34	$50,134
Thrivent Small Cap Stock	2,149	$65.09	$139,853
			$5,193,785

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
MADB, PADB & EADB – 1.45% Expense Ratio
Thrivent Aggressive Allocation	400,821	$36.73	$14,721,693
Thrivent All Cap	28,699	$62.89	$1,804,752
Thrivent Balanced Income Plus	217,019	$28.29	$6,140,492
Thrivent Diversified Income Plus	175,082	$30.19	$5,285,002
Thrivent Emerging Markets Equity	17,261	$13.25	$228,724
Thrivent ESG Index	16,244	$19.32	$313,856
Thrivent Global Stock	322,073	$36.31	$11,694,903
Thrivent Government Bond	197,498	$13.50	$2,667,044
Thrivent Healthcare	36,905	$33.91	$1,251,331
Thrivent High Yield	75,055	$32.29	$2,423,839
Thrivent Income	185,602	$18.39	$3,413,496
Thrivent International Allocation	404,147	$12.50	$5,052,399
Thrivent International Index	5,242	$13.85	$72,606
Thrivent Large Cap Growth	214,218	$86.09	$18,439,562
Thrivent Large Cap Index	185,526	$67.89	$12,596,259
Thrivent Large Cap Value	139,326	$50.97	$7,101,741
Thrivent Limited Maturity Bond	223,626	$12.92	$2,888,640
Thrivent Mid Cap Growth	30,931	$14.31	$442,713
Thrivent Mid Cap Index	101,553	$66.92	$6,796,198
Thrivent Mid Cap Stock	176,368	$72.53	$12,792,486
Thrivent Mid Cap Value	5,515	$19.08	$105,218
Thrivent Moderate Allocation	1,128,349	$26.55	$29,958,992
Thrivent Moderately Aggressive Allocation	774,866	$30.75	$23,825,324
Thrivent Moderately Conservative Allocation	622,281	$19.98	$12,432,963
Thrivent Money Market	2,237,390	$0.99	$2,215,442
Thrivent Opportunity Income Plus	87,757	$15.08	$1,323,750
Thrivent Real Estate Securities	56,155	$45.29	$2,543,113
Thrivent Small Cap Growth	23,835	$17.24	$410,819
Thrivent Small Cap Index	81,317	$64.62	$5,254,820
Thrivent Small Cap Stock	145,916	$64.37	$9,392,645
			$203,590,822
Basic Death Benefits & RPA – 1.75% Expense Ratio
Thrivent Moderate Allocation	—	$25.28	$—
Thrivent Moderately Aggressive Allocation	—	$29.28	$—
Thrivent Moderately Conservative Allocation	—	$19.02	$—
			$-
MADB & RPA – 1.60% Expense Ratio
Thrivent Moderately Conservative Allocation	—	$16.02	$—
			$-

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
MADB & RPA – 1.85% Expense Ratio
Thrivent Moderate Allocation	—	$24.79	$—
Thrivent Moderately Aggressive Allocation	—	$28.70	$—
Thrivent Moderately Conservative Allocation	—	$18.65	$—
			$-
Flexible Premium Deferred Variable Annuity – 2005
Years 1-7 Basic Death Benefit only – 1.25% Expense Ratio
Thrivent Aggressive Allocation	2,927,386	$38.94	$113,985,292
Thrivent All Cap	231,208	$51.11	$11,816,932
Thrivent Balanced Income Plus	1,140,789	$25.07	$28,601,792
Thrivent Diversified Income Plus	2,447,236	$23.14	$56,631,682
Thrivent Emerging Markets Equity	352,682	$13.92	$4,910,139
Thrivent ESG Index	154,611	$19.58	$3,027,353
Thrivent Global Stock	501,237	$32.06	$16,070,457
Thrivent Government Bond	640,167	$13.49	$8,640,130
Thrivent Healthcare	427,800	$35.62	$15,239,558
Thrivent High Yield	993,042	$24.31	$24,147,688
Thrivent Income	1,967,764	$17.27	$33,983,352
Thrivent International Allocation	1,346,756	$13.13	$17,688,758
Thrivent International Index	216,204	$14.04	$3,034,768
Thrivent Large Cap Growth	2,027,622	$74.35	$150,752,517
Thrivent Large Cap Index	2,923,561	$55.19	$161,350,669
Thrivent Large Cap Value	877,583	$39.54	$34,702,380
Thrivent Limited Maturity Bond	1,261,217	$13.18	$16,623,854
Thrivent Mid Cap Growth	331,624	$14.51	$4,810,331
Thrivent Mid Cap Index	1,389,966	$48.76	$67,770,968
Thrivent Mid Cap Stock	916,611	$53.19	$48,749,915
Thrivent Mid Cap Value	194,571	$19.34	$3,762,207
Thrivent Moderate Allocation	15,185,287	$28.15	$427,554,999
Thrivent Moderately Aggressive Allocation	11,291,209	$32.60	$367,929,314
Thrivent Moderately Conservative Allocation	5,850,416	$21.18	$123,877,198
Thrivent Money Market	38,368,836	$1.06	$40,645,634
Thrivent Opportunity Income Plus	1,266,823	$15.46	$19,591,174
Thrivent Real Estate Securities	263,234	$28.85	$7,594,103
Thrivent Small Cap Growth	615,069	$17.57	$10,808,831
Thrivent Small Cap Index	1,353,797	$44.98	$60,894,946
Thrivent Small Cap Stock	566,393	$44.33	$25,107,911
			$1,910,304,852

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB – 1.45% Expense Ratio
Thrivent Aggressive Allocation	2,016,158	$37.43	$75,472,959
Thrivent All Cap	101,050	$49.14	$4,965,137
Thrivent Balanced Income Plus	523,967	$24.10	$12,629,634
Thrivent Diversified Income Plus	1,026,818	$22.25	$22,844,139
Thrivent Emerging Markets Equity	150,965	$13.47	$2,032,781
Thrivent ESG Index	69,553	$19.40	$1,349,216
Thrivent Global Stock	265,658	$30.82	$8,188,558
Thrivent Government Bond	356,113	$12.97	$4,620,648
Thrivent Healthcare	214,629	$34.45	$7,394,834
Thrivent High Yield	386,510	$23.37	$9,036,517
Thrivent Income	889,539	$16.60	$14,769,702
Thrivent International Allocation	464,406	$12.70	$5,899,318
Thrivent International Index	67,634	$13.91	$940,513
Thrivent Large Cap Growth	934,478	$71.48	$66,795,401
Thrivent Large Cap Index	1,138,801	$53.06	$60,423,779
Thrivent Large Cap Value	516,578	$38.02	$19,638,371
Thrivent Limited Maturity Bond	847,749	$12.67	$10,720,655
Thrivent Mid Cap Growth	130,705	$14.37	$1,878,267
Thrivent Mid Cap Index	563,077	$46.87	$26,394,157
Thrivent Mid Cap Stock	464,602	$51.13	$23,755,749
Thrivent Mid Cap Value	101,444	$19.16	$1,943,259
Thrivent Moderate Allocation	9,093,664	$27.06	$246,083,183
Thrivent Moderately Aggressive Allocation	7,726,165	$31.34	$242,125,592
Thrivent Moderately Conservative Allocation	2,454,952	$20.36	$49,991,463
Thrivent Money Market	20,352,785	$1.02	$20,712,783
Thrivent Opportunity Income Plus	643,871	$14.86	$9,573,571
Thrivent Real Estate Securities	108,979	$27.74	$3,023,637
Thrivent Small Cap Growth	349,761	$17.34	$6,064,812
Thrivent Small Cap Index	560,348	$43.24	$24,231,465
Thrivent Small Cap Stock	302,894	$42.62	$12,908,515
			$996,408,615

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 1-7 PADB – 1.65% Expense Ratio
Thrivent Aggressive Allocation	135,103	$35.99	$4,862,174
Thrivent All Cap	8,914	$47.24	$421,077
Thrivent Balanced Income Plus	36,413	$23.17	$843,813
Thrivent Diversified Income Plus	72,318	$21.39	$1,546,769
Thrivent Emerging Markets Equity	1,912	$13.02	$24,895
Thrivent ESG Index	205	$19.22	$3,946
Thrivent Global Stock	23,698	$29.63	$702,239
Thrivent Government Bond	27,036	$12.47	$337,281
Thrivent Healthcare	17,798	$33.32	$593,086
Thrivent High Yield	33,523	$22.47	$753,619
Thrivent Income	116,409	$15.96	$1,858,308
Thrivent International Allocation	31,615	$12.29	$388,424
Thrivent International Index	1,729	$13.78	$23,826
Thrivent Large Cap Growth	58,499	$68.72	$4,019,956
Thrivent Large Cap Index	57,949	$51.01	$2,955,980
Thrivent Large Cap Value	18,279	$36.55	$668,080
Thrivent Limited Maturity Bond	79,779	$12.18	$971,989
Thrivent Mid Cap Growth	26,593	$14.24	$378,597
Thrivent Mid Cap Index	29,496	$45.06	$1,329,209
Thrivent Mid Cap Stock	22,364	$49.16	$1,099,329
Thrivent Mid Cap Value	—	$18.98	$—
Thrivent Moderate Allocation	719,410	$26.02	$18,716,139
Thrivent Moderately Aggressive Allocation	405,451	$30.13	$12,215,382
Thrivent Moderately Conservative Allocation	290,327	$19.58	$5,683,731
Thrivent Money Market	3,694,627	$0.98	$3,617,233
Thrivent Opportunity Income Plus	68,810	$14.29	$983,634
Thrivent Real Estate Securities	11,452	$26.66	$305,360
Thrivent Small Cap Growth	19,433	$17.11	$332,495
Thrivent Small Cap Index	34,038	$41.57	$1,415,083
Thrivent Small Cap Stock	7,551	$40.97	$309,384
			$67,361,038

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 1-7 EADB – 1.50% Expense Ratio
Thrivent Aggressive Allocation	27,625	$37.07	$1,024,098
Thrivent All Cap	3,293	$48.65	$160,220
Thrivent Balanced Income Plus	3,632	$23.87	$86,691
Thrivent Diversified Income Plus	5,240	$22.03	$115,446
Thrivent Emerging Markets Equity	4,529	$13.35	$60,472
Thrivent ESG Index	1,654	$19.35	$32,015
Thrivent Global Stock	10,901	$30.52	$332,726
Thrivent Government Bond	—	$12.85	$3
Thrivent Healthcare	4,836	$34.17	$165,247
Thrivent High Yield	4,760	$23.14	$110,267
Thrivent Income	4,449	$16.44	$73,154
Thrivent International Allocation	21,831	$12.60	$275,014
Thrivent International Index	1,168	$13.87	$16,199
Thrivent Large Cap Growth	16,529	$70.78	$1,169,899
Thrivent Large Cap Index	28,227	$52.54	$1,483,032
Thrivent Large Cap Value	14,033	$37.64	$528,267
Thrivent Limited Maturity Bond	9,644	$12.55	$121,007
Thrivent Mid Cap Growth	911	$14.34	$13,067
Thrivent Mid Cap Index	14,090	$46.42	$653,993
Thrivent Mid Cap Stock	7,798	$50.63	$394,836
Thrivent Mid Cap Value	1,176	$19.11	$22,467
Thrivent Moderate Allocation	154,107	$26.80	$4,129,427
Thrivent Moderately Aggressive Allocation	56,680	$31.03	$1,758,825
Thrivent Moderately Conservative Allocation	23,395	$20.16	$471,732
Thrivent Money Market	228,433	$1.01	$230,393
Thrivent Opportunity Income Plus	12,668	$14.72	$186,476
Thrivent Real Estate Securities	6,282	$27.46	$172,530
Thrivent Small Cap Growth	440	$17.28	$7,612
Thrivent Small Cap Index	14,686	$42.82	$628,844
Thrivent Small Cap Stock	8,702	$42.20	$367,218
			$14,791,177

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB & PADB – 1.75% Expense Ratio
Thrivent Aggressive Allocation	98,770	$35.29	$3,485,266
Thrivent All Cap	11,864	$46.32	$549,496
Thrivent Balanced Income Plus	44,872	$22.72	$1,019,555
Thrivent Diversified Income Plus	103,072	$20.97	$2,161,588
Thrivent Emerging Markets Equity	14,671	$12.81	$187,895
Thrivent ESG Index	1,788	$19.13	$34,202
Thrivent Global Stock	16,023	$29.06	$465,552
Thrivent Government Bond	23,633	$12.23	$289,103
Thrivent Healthcare	19,392	$32.77	$635,505
Thrivent High Yield	29,323	$22.03	$646,335
Thrivent Income	96,791	$15.65	$1,514,882
Thrivent International Allocation	39,994	$12.08	$483,288
Thrivent International Index	3,947	$13.71	$54,128
Thrivent Large Cap Growth	91,206	$67.38	$6,145,400
Thrivent Large Cap Index	79,149	$50.02	$3,958,716
Thrivent Large Cap Value	44,270	$35.84	$1,586,431
Thrivent Limited Maturity Bond	58,176	$11.94	$694,992
Thrivent Mid Cap Growth	12,606	$14.17	$178,630
Thrivent Mid Cap Index	54,182	$44.19	$2,394,072
Thrivent Mid Cap Stock	46,389	$48.20	$2,235,852
Thrivent Mid Cap Value	4,811	$18.89	$90,867
Thrivent Moderate Allocation	513,597	$25.51	$13,101,136
Thrivent Moderately Aggressive Allocation	431,154	$29.54	$12,736,490
Thrivent Moderately Conservative Allocation	204,589	$19.20	$3,927,137
Thrivent Money Market	775,041	$0.96	$742,990
Thrivent Opportunity Income Plus	21,242	$14.01	$297,732
Thrivent Real Estate Securities	11,695	$26.14	$305,767
Thrivent Small Cap Growth	34,244	$17.00	$581,997
Thrivent Small Cap Index	57,798	$40.76	$2,356,032
Thrivent Small Cap Stock	31,649	$40.17	$1,271,422
			$64,132,458

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB & EADB – 1.60% Expense Ratio
Thrivent Aggressive Allocation	105,768	$36.34	$3,844,082
Thrivent All Cap	1,128	$47.71	$53,819
Thrivent Balanced Income Plus	28,317	$23.40	$662,675
Thrivent Diversified Income Plus	18,010	$21.60	$389,027
Thrivent Emerging Markets Equity	3,967	$13.13	$52,095
Thrivent ESG Index	—	$19.26	$—
Thrivent Global Stock	18,168	$29.93	$543,720
Thrivent Government Bond	931	$12.60	$11,748
Thrivent Healthcare	4,857	$33.60	$163,212
Thrivent High Yield	27,960	$22.69	$634,607
Thrivent Income	22,774	$16.12	$367,154
Thrivent International Allocation	25,948	$12.39	$321,249
Thrivent International Index	242	$13.81	$3,340
Thrivent Large Cap Growth	25,907	$69.40	$1,797,907
Thrivent Large Cap Index	68,384	$51.51	$3,522,812
Thrivent Large Cap Value	21,748	$36.91	$802,717
Thrivent Limited Maturity Bond	1,872	$12.30	$23,100
Thrivent Mid Cap Growth	4,319	$14.27	$61,630
Thrivent Mid Cap Index	41,726	$45.51	$1,898,971
Thrivent Mid Cap Stock	17,924	$49.64	$889,814
Thrivent Mid Cap Value	504	$19.02	$9,595
Thrivent Moderate Allocation	117,340	$26.27	$3,082,929
Thrivent Moderately Aggressive Allocation	176,971	$30.43	$5,384,535
Thrivent Moderately Conservative Allocation	70,388	$19.77	$1,391,616
Thrivent Money Market	193,559	$0.99	$191,483
Thrivent Opportunity Income Plus	28,109	$14.43	$405,730
Thrivent Real Estate Securities	8,360	$26.93	$225,118
Thrivent Small Cap Growth	17,618	$17.17	$302,447
Thrivent Small Cap Index	19,284	$41.98	$809,642
Thrivent Small Cap Stock	13,059	$41.38	$540,357
			$28,387,131

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 1-7 PADB & EADB – 1.80% Expense Ratio
Thrivent Aggressive Allocation	189	$34.94	$6,601
Thrivent All Cap	694	$45.86	$31,809
Thrivent Balanced Income Plus	29,671	$22.50	$667,558
Thrivent Diversified Income Plus	1,460	$20.77	$30,329
Thrivent Emerging Markets Equity	—	$12.70	$—
Thrivent ESG Index	85	$19.08	$1,617
Thrivent Global Stock	1,005	$28.77	$28,928
Thrivent Government Bond	933	$12.11	$11,304
Thrivent Healthcare	871	$32.50	$28,306
Thrivent High Yield	1,232	$21.81	$26,896
Thrivent Income	1,791	$15.49	$27,764
Thrivent International Allocation	4,836	$11.98	$57,953
Thrivent International Index	—	$13.68	$—
Thrivent Large Cap Growth	3,575	$66.72	$238,484
Thrivent Large Cap Index	1,628	$49.53	$80,628
Thrivent Large Cap Value	1,229	$35.48	$43,612
Thrivent Limited Maturity Bond	922	$11.83	$10,914
Thrivent Mid Cap Growth	—	$14.14	$—
Thrivent Mid Cap Index	124	$43.75	$5,431
Thrivent Mid Cap Stock	1,367	$47.73	$65,237
Thrivent Mid Cap Value	—	$18.85	$—
Thrivent Moderate Allocation	32,928	$25.26	$831,715
Thrivent Moderately Aggressive Allocation	14,923	$29.25	$436,520
Thrivent Moderately Conservative Allocation	26,606	$19.01	$505,699
Thrivent Money Market	—	$0.95	$—
Thrivent Opportunity Income Plus	3,647	$13.88	$50,618
Thrivent Real Estate Securities	991	$25.89	$25,649
Thrivent Small Cap Growth	1,716	$16.94	$29,067
Thrivent Small Cap Index	109	$40.36	$4,391
Thrivent Small Cap Stock	405	$39.78	$16,100
			$3,263,130

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB, PADB & EADB – 1.90% Expense Ratio
Thrivent Aggressive Allocation	736,374	$34.26	$25,229,588
Thrivent All Cap	35,377	$44.97	$1,590,986
Thrivent Balanced Income Plus	117,734	$22.06	$2,597,013
Thrivent Diversified Income Plus	373,283	$20.36	$7,601,003
Thrivent Emerging Markets Equity	68,643	$12.49	$856,437
Thrivent ESG Index	15,901	$18.99	$302,027
Thrivent Global Stock	93,622	$28.21	$2,641,215
Thrivent Government Bond	88,568	$11.87	$1,051,957
Thrivent Healthcare	77,505	$31.96	$2,477,340
Thrivent High Yield	204,648	$21.39	$4,379,473
Thrivent Income	262,589	$15.19	$3,991,147
Thrivent International Allocation	218,472	$11.78	$2,574,760
Thrivent International Index	19,029	$13.62	$259,106
Thrivent Large Cap Growth	261,862	$65.42	$17,131,633
Thrivent Large Cap Index	446,643	$48.56	$21,690,455
Thrivent Large Cap Value	143,327	$34.79	$4,987,030
Thrivent Limited Maturity Bond	198,981	$11.60	$2,308,230
Thrivent Mid Cap Growth	90,871	$14.07	$1,278,662
Thrivent Mid Cap Index	251,573	$42.90	$10,793,103
Thrivent Mid Cap Stock	144,658	$46.80	$6,769,770
Thrivent Mid Cap Value	44,514	$18.76	$834,973
Thrivent Moderate Allocation	3,703,812	$24.77	$91,735,623
Thrivent Moderately Aggressive Allocation	2,457,079	$28.68	$70,475,223
Thrivent Moderately Conservative Allocation	840,136	$18.64	$15,658,228
Thrivent Money Market	5,844,002	$0.93	$5,449,363
Thrivent Opportunity Income Plus	167,101	$13.61	$2,274,306
Thrivent Real Estate Securities	46,022	$25.38	$1,168,243
Thrivent Small Cap Growth	141,737	$16.83	$2,384,882
Thrivent Small Cap Index	227,889	$39.58	$9,019,619
Thrivent Small Cap Stock	111,975	$39.01	$4,367,650
			$323,879,045

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 8+ Basic Death Benefits – 0.90% Expense Ratio
Thrivent Aggressive Allocation	10,063,609	$40.93	$411,904,228
Thrivent All Cap	671,890	$53.72	$36,096,845
Thrivent Balanced Income Plus	2,755,257	$26.35	$72,613,561
Thrivent Diversified Income Plus	7,515,510	$24.32	$182,813,759
Thrivent Emerging Markets Equity	1,181,557	$14.53	$17,162,351
Thrivent ESG Index	535,154	$19.82	$10,608,895
Thrivent Global Stock	1,386,535	$33.70	$46,729,271
Thrivent Government Bond	2,401,852	$14.18	$34,070,677
Thrivent Healthcare	1,670,792	$37.17	$62,095,830
Thrivent High Yield	2,318,993	$25.55	$59,263,308
Thrivent Income	4,814,075	$18.15	$87,382,109
Thrivent International Allocation	3,758,105	$13.70	$51,497,119
Thrivent International Index	299,787	$14.21	$4,260,353
Thrivent Large Cap Growth	4,024,116	$78.15	$314,496,719
Thrivent Large Cap Index	5,622,091	$58.01	$326,154,708
Thrivent Large Cap Value	2,239,066	$41.57	$93,069,998
Thrivent Limited Maturity Bond	4,768,216	$13.85	$66,056,277
Thrivent Mid Cap Growth	783,946	$14.69	$11,512,943
Thrivent Mid Cap Index	2,515,359	$51.25	$128,917,121
Thrivent Mid Cap Stock	2,160,079	$55.91	$120,762,629
Thrivent Mid Cap Value	324,930	$19.58	$6,360,962
Thrivent Moderate Allocation	71,521,845	$29.59	$2,116,511,413
Thrivent Moderately Aggressive Allocation	44,069,563	$34.26	$1,510,019,844
Thrivent Moderately Conservative Allocation	39,006,752	$22.26	$868,476,136
Thrivent Money Market	110,548,290	$1.11	$123,094,747
Thrivent Opportunity Income Plus	3,192,184	$16.25	$51,885,357
Thrivent Real Estate Securities	920,636	$30.33	$27,918,885
Thrivent Small Cap Growth	961,217	$17.88	$17,188,161
Thrivent Small Cap Index	2,355,985	$47.28	$111,395,511
Thrivent Small Cap Stock	1,407,651	$46.60	$65,592,818
			$7,035,912,535

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 8+ Maximum Anniversary Death Benefit (Option A) – 1.10% Expense Ratio
Thrivent Aggressive Allocation	9,020,002	$39.35	$354,931,992
Thrivent All Cap	467,287	$51.65	$24,135,279
Thrivent Balanced Income Plus	2,057,230	$25.34	$52,123,988
Thrivent Diversified Income Plus	4,903,625	$23.39	$114,674,648
Thrivent Emerging Markets Equity	714,802	$14.05	$10,041,795
Thrivent ESG Index	166,571	$19.64	$3,271,372
Thrivent Global Stock	1,107,036	$32.40	$35,868,816
Thrivent Government Bond	1,350,167	$13.64	$18,413,124
Thrivent Healthcare	1,210,881	$35.95	$43,526,089
Thrivent High Yield	1,461,440	$24.57	$35,907,007
Thrivent Income	3,081,352	$17.45	$53,771,673
Thrivent International Allocation	2,262,005	$13.25	$29,978,572
Thrivent International Index	168,050	$14.08	$2,365,971
Thrivent Large Cap Growth	2,681,758	$75.14	$201,495,694
Thrivent Large Cap Index	3,010,430	$55.77	$167,901,817
Thrivent Large Cap Value	1,810,401	$39.96	$72,345,986
Thrivent Limited Maturity Bond	3,054,112	$13.32	$40,676,939
Thrivent Mid Cap Growth	505,761	$14.55	$7,358,390
Thrivent Mid Cap Index	1,314,832	$49.27	$64,785,700
Thrivent Mid Cap Stock	1,568,727	$53.75	$84,315,561
Thrivent Mid Cap Value	286,492	$19.39	$5,556,279
Thrivent Moderate Allocation	51,478,996	$28.45	$1,464,339,449
Thrivent Moderately Aggressive Allocation	36,469,296	$32.94	$1,201,349,203
Thrivent Moderately Conservative Allocation	23,519,623	$21.41	$503,438,469
Thrivent Money Market	78,021,146	$1.07	$83,515,089
Thrivent Opportunity Income Plus	2,518,766	$15.63	$39,359,339
Thrivent Real Estate Securities	693,612	$29.15	$20,221,862
Thrivent Small Cap Growth	603,405	$17.64	$10,646,555
Thrivent Small Cap Index	1,264,613	$45.46	$57,484,395
Thrivent Small Cap Stock	1,129,973	$44.80	$50,620,396
			$4,854,421,449

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 8+ Premium Accumulation Death Benefit (Option B) – 1.30% Expense Ratio
Thrivent Aggressive Allocation	305,958	$37.83	$11,574,386
Thrivent All Cap	47,066	$49.66	$2,337,069
Thrivent Balanced Income Plus	83,646	$24.36	$2,037,499
Thrivent Diversified Income Plus	310,690	$22.48	$6,985,195
Thrivent Emerging Markets Equity	20,444	$13.59	$277,775
Thrivent ESG Index	3,903	$19.46	$75,930
Thrivent Global Stock	59,472	$31.15	$1,852,524
Thrivent Government Bond	79,844	$13.11	$1,046,846
Thrivent Healthcare	76,457	$34.77	$2,658,111
Thrivent High Yield	93,645	$23.62	$2,211,924
Thrivent Income	177,558	$16.78	$2,978,896
Thrivent International Allocation	119,687	$12.82	$1,534,176
Thrivent International Index	3,815	$13.95	$53,215
Thrivent Large Cap Growth	103,567	$72.23	$7,481,119
Thrivent Large Cap Index	149,134	$53.62	$7,996,523
Thrivent Large Cap Value	59,055	$38.42	$2,268,797
Thrivent Limited Maturity Bond	205,389	$12.80	$2,629,848
Thrivent Mid Cap Growth	54,172	$14.41	$780,810
Thrivent Mid Cap Index	74,489	$47.37	$3,528,573
Thrivent Mid Cap Stock	61,056	$51.67	$3,154,916
Thrivent Mid Cap Value	9,090	$19.21	$174,660
Thrivent Moderate Allocation	2,197,770	$27.35	$60,102,446
Thrivent Moderately Aggressive Allocation	1,146,337	$31.67	$36,303,806
Thrivent Moderately Conservative Allocation	1,020,200	$20.58	$20,994,257
Thrivent Money Market	3,574,164	$1.03	$3,678,283
Thrivent Opportunity Income Plus	131,794	$15.02	$1,979,979
Thrivent Real Estate Securities	40,670	$28.03	$1,139,922
Thrivent Small Cap Growth	47,375	$17.41	$824,784
Thrivent Small Cap Index	76,698	$43.70	$3,351,760
Thrivent Small Cap Stock	40,415	$43.07	$1,740,584
			$193,754,613

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 8+ Earnings Additions Death Benefit (Option C) – 1.15% Expense Ratio
Thrivent Aggressive Allocation	60,640	$38.96	$2,362,796
Thrivent All Cap	12,192	$51.14	$623,563
Thrivent Balanced Income Plus	24,336	$25.09	$610,549
Thrivent Diversified Income Plus	70,913	$23.16	$1,642,117
Thrivent Emerging Markets Equity	8,106	$13.93	$112,928
Thrivent ESG Index	5,838	$19.59	$114,389
Thrivent Global Stock	14,491	$32.08	$464,925
Thrivent Government Bond	4,399	$13.50	$59,404
Thrivent Healthcare	19,542	$35.65	$696,627
Thrivent High Yield	27,732	$24.33	$674,662
Thrivent Income	12,984	$17.28	$224,352
Thrivent International Allocation	42,581	$13.14	$559,649
Thrivent International Index	2,677	$14.05	$37,596
Thrivent Large Cap Growth	46,161	$74.40	$3,434,355
Thrivent Large Cap Index	40,610	$55.23	$2,242,741
Thrivent Large Cap Value	35,569	$39.57	$1,407,459
Thrivent Limited Maturity Bond	5,037	$13.19	$66,440
Thrivent Mid Cap Growth	2,830	$14.52	$41,076
Thrivent Mid Cap Index	14,347	$48.79	$700,011
Thrivent Mid Cap Stock	19,439	$53.22	$1,034,554
Thrivent Mid Cap Value	3,516	$19.35	$68,036
Thrivent Moderate Allocation	511,675	$28.17	$14,412,208
Thrivent Moderately Aggressive Allocation	416,224	$32.62	$13,576,675
Thrivent Moderately Conservative Allocation	156,924	$21.20	$3,326,063
Thrivent Money Market	1,039,508	$1.06	$1,101,809
Thrivent Opportunity Income Plus	22,964	$15.47	$355,330
Thrivent Real Estate Securities	11,631	$28.87	$335,763
Thrivent Small Cap Growth	19,322	$17.59	$339,782
Thrivent Small Cap Index	14,145	$45.01	$636,666
Thrivent Small Cap Stock	22,140	$44.36	$982,088
			$52,244,613

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options A and B – 1.40% Expense Ratio
Thrivent Aggressive Allocation	519,489	$37.09	$19,269,049
Thrivent All Cap	34,134	$48.69	$1,661,900
Thrivent Balanced Income Plus	152,926	$23.88	$3,652,437
Thrivent Diversified Income Plus	279,661	$22.04	$6,164,980
Thrivent Emerging Markets Equity	68,094	$13.36	$909,889
Thrivent ESG Index	4,350	$19.37	$84,244
Thrivent Global Stock	58,340	$30.54	$1,781,836
Thrivent Government Bond	115,044	$12.85	$1,478,937
Thrivent Healthcare	81,198	$34.19	$2,776,224
Thrivent High Yield	115,040	$23.16	$2,664,446
Thrivent Income	161,454	$16.45	$2,655,929
Thrivent International Allocation	163,335	$12.61	$2,059,001
Thrivent International Index	1,429	$13.88	$19,844
Thrivent Large Cap Growth	177,321	$70.83	$12,558,952
Thrivent Large Cap Index	240,799	$52.57	$12,659,895
Thrivent Large Cap Value	110,935	$37.67	$4,178,825
Thrivent Limited Maturity Bond	205,248	$12.55	$2,576,862
Thrivent Mid Cap Growth	31,413	$14.35	$450,670
Thrivent Mid Cap Index	132,011	$46.45	$6,131,482
Thrivent Mid Cap Stock	94,478	$50.66	$4,786,680
Thrivent Mid Cap Value	13,321	$19.12	$254,744
Thrivent Moderate Allocation	2,836,299	$26.81	$76,052,097
Thrivent Moderately Aggressive Allocation	1,754,260	$31.05	$54,473,219
Thrivent Moderately Conservative Allocation	911,926	$20.18	$18,400,213
Thrivent Money Market	5,064,826	$1.01	$5,110,566
Thrivent Opportunity Income Plus	103,885	$14.73	$1,530,265
Thrivent Real Estate Securities	35,489	$27.48	$975,307
Thrivent Small Cap Growth	56,284	$17.29	$973,363
Thrivent Small Cap Index	127,294	$42.85	$5,454,404
Thrivent Small Cap Stock	68,578	$42.23	$2,895,922
			$254,642,182

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options A and C – 1.25% Expense Ratio
Thrivent Aggressive Allocation	152,412	$38.20	$5,822,808
Thrivent All Cap	10,191	$50.15	$511,036
Thrivent Balanced Income Plus	29,016	$24.60	$713,784
Thrivent Diversified Income Plus	79,374	$22.71	$1,802,214
Thrivent Emerging Markets Equity	11,761	$13.70	$161,144
Thrivent ESG Index	12,399	$19.50	$241,819
Thrivent Global Stock	28,777	$31.46	$905,270
Thrivent Government Bond	31,250	$13.24	$413,777
Thrivent Healthcare	19,972	$35.06	$700,165
Thrivent High Yield	27,480	$23.85	$655,550
Thrivent Income	54,301	$16.94	$920,023
Thrivent International Allocation	78,907	$12.93	$1,019,929
Thrivent International Index	7,239	$13.98	$101,212
Thrivent Large Cap Growth	79,750	$72.95	$5,817,697
Thrivent Large Cap Index	72,479	$54.15	$3,924,754
Thrivent Large Cap Value	53,166	$38.80	$2,062,735
Thrivent Limited Maturity Bond	139,493	$12.93	$1,803,770
Thrivent Mid Cap Growth	9,441	$14.45	$136,398
Thrivent Mid Cap Index	36,744	$47.84	$1,757,786
Thrivent Mid Cap Stock	32,987	$52.18	$1,721,348
Thrivent Mid Cap Value	5,852	$19.26	$112,711
Thrivent Moderate Allocation	987,337	$27.62	$27,267,775
Thrivent Moderately Aggressive Allocation	721,701	$31.98	$23,081,904
Thrivent Moderately Conservative Allocation	293,407	$20.78	$6,097,619
Thrivent Money Market	1,394,636	$1.04	$1,449,479
Thrivent Opportunity Income Plus	47,596	$15.17	$722,105
Thrivent Real Estate Securities	23,259	$28.31	$658,367
Thrivent Small Cap Growth	6,482	$17.47	$113,233
Thrivent Small Cap Index	32,751	$44.13	$1,445,392
Thrivent Small Cap Stock	38,670	$43.49	$1,681,900
			$93,823,704

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options B and C – 1.45% Expense Ratio
Thrivent Aggressive Allocation	29,429	$36.73	$1,080,882
Thrivent All Cap	4,303	$48.21	$207,441
Thrivent Balanced Income Plus	—	$23.65	$—
Thrivent Diversified Income Plus	17,430	$21.83	$380,468
Thrivent Emerging Markets Equity	1,063	$13.25	$14,087
Thrivent ESG Index	—	$19.32	$—
Thrivent Global Stock	1,849	$30.24	$55,918
Thrivent Government Bond	184	$12.73	$2,339
Thrivent Healthcare	4,878	$33.91	$165,400
Thrivent High Yield	4,445	$22.93	$101,944
Thrivent Income	3,566	$16.29	$58,084
Thrivent International Allocation	11,017	$12.50	$137,757
Thrivent International Index	—	$13.85	$—
Thrivent Large Cap Growth	12,991	$70.13	$911,058
Thrivent Large Cap Index	5,714	$52.06	$297,462
Thrivent Large Cap Value	609	$37.30	$22,753
Thrivent Limited Maturity Bond	6,164	$12.43	$76,623
Thrivent Mid Cap Growth	—	$14.31	$—
Thrivent Mid Cap Index	3,266	$45.99	$150,229
Thrivent Mid Cap Stock	2,841	$50.17	$142,530
Thrivent Mid Cap Value	—	$19.08	$—
Thrivent Moderate Allocation	111,888	$26.55	$2,970,757
Thrivent Moderately Aggressive Allocation	112,684	$30.75	$3,464,778
Thrivent Moderately Conservative Allocation	57,256	$19.98	$1,143,964
Thrivent Money Market	242,470	$1.00	$242,267
Thrivent Opportunity Income Plus	8,003	$14.58	$116,726
Thrivent Real Estate Securities	2,889	$27.21	$78,612
Thrivent Small Cap Growth	8,764	$17.24	$151,050
Thrivent Small Cap Index	3,244	$42.43	$137,655
Thrivent Small Cap Stock	1,355	$41.81	$56,653
			$12,167,437

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options A, B and C – 1.55% Expense Ratio
Thrivent Aggressive Allocation	1,839,848	$36.01	$66,258,113
Thrivent All Cap	102,710	$47.27	$4,855,106
Thrivent Balanced Income Plus	495,135	$23.19	$11,481,522
Thrivent Diversified Income Plus	1,133,340	$21.40	$24,256,800
Thrivent Emerging Markets Equity	242,255	$13.03	$3,157,038
Thrivent ESG Index	76,957	$19.23	$1,479,935
Thrivent Global Stock	242,253	$29.65	$7,183,581
Thrivent Government Bond	279,348	$12.48	$3,486,666
Thrivent Healthcare	287,883	$33.35	$9,599,694
Thrivent High Yield	337,245	$22.48	$7,583,479
Thrivent Income	765,174	$15.97	$12,220,779
Thrivent International Allocation	612,133	$12.29	$7,525,879
Thrivent International Index	22,895	$13.79	$315,620
Thrivent Large Cap Growth	545,170	$68.77	$37,488,718
Thrivent Large Cap Index	812,304	$51.04	$41,463,883
Thrivent Large Cap Value	355,360	$36.57	$12,996,535
Thrivent Limited Maturity Bond	691,682	$12.19	$8,431,199
Thrivent Mid Cap Growth	118,545	$14.25	$1,688,805
Thrivent Mid Cap Index	418,851	$45.09	$18,887,960
Thrivent Mid Cap Stock	378,843	$49.19	$18,635,272
Thrivent Mid Cap Value	46,955	$18.99	$891,691
Thrivent Moderate Allocation	8,900,608	$26.03	$231,714,246
Thrivent Moderately Aggressive Allocation	6,323,042	$30.15	$190,628,259
Thrivent Moderately Conservative Allocation	3,084,481	$19.59	$60,425,280
Thrivent Money Market	14,380,757	$0.98	$14,088,409
Thrivent Opportunity Income Plus	440,602	$14.30	$6,301,261
Thrivent Real Estate Securities	163,443	$26.68	$4,360,987
Thrivent Small Cap Growth	136,800	$17.12	$2,342,153
Thrivent Small Cap Index	400,156	$41.60	$16,647,106
Thrivent Small Cap Stock	228,639	$41.00	$9,374,000
			$835,769,976
Years 8+ Basic Death Benefits and Return Protection – 1.40% Expense Ratio
Thrivent Moderately Conservative Allocation	—	$16.44	$—
			$-
Years 8+ Basic Death Benefits and Return Protection – 1.65% Expense Ratio
Thrivent Moderate Allocation	—	$25.78	$—
Thrivent Moderately Aggressive Allocation	—	$29.86	$—
Thrivent Moderately Conservative Allocation	—	$19.40	$—
			$-

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Years 8+ Maximum Anniversary Death Benefit and Return Protection – 1.60% Expense Ratio
Thrivent Moderately Conservative Allocation	—	$16.02	$—
			$-
Years 8+ Maximum Anniversary Death Benefit and Return Protection – 1.85% Expense Ratio
Thrivent Moderate Allocation	—	$24.79	$—
Thrivent Moderately Aggressive Allocation	—	$28.70	$—
Thrivent Moderately Conservative Allocation	—	$18.65	$—
			$-
Years 1-7 Guaranteed Lifetime Withdrawal Benefit – 1.80% Expense Ratio
Thrivent Moderately Conservative Allocation	17,641,931	$15.81	$278,911,377
			$278,911,377
Years 1-7 Guaranteed Lifetime Withdrawal Benefit – 2.20% Expense Ratio
Thrivent Moderate Allocation	1,564	$18.46	$28,873
			$28,873
Years 8+ Guaranteed Lifetime Withdrawal Benefit – 1.45% Expense Ratio
Thrivent Moderately Conservative Allocation	73,311,022	$16.53	$1,211,428,251
			$1,211,428,251
Years 8+ Guaranteed Lifetime Withdrawal Benefit – 1.85% Expense Ratio
Thrivent Moderate Allocation	107,938,770	$19.30	$2,083,518,753
			$2,083,518,753
Years 8+ Guaranteed Lifetime Withdrawal Benefit – 1.85% Expense Ratio
Thrivent Moderately Aggressive Allocation	38,088,708	$20.64	$786,248,935
			$786,248,935

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
AdvisorFlex
American Funds IS® Global Growth Class 1	71,994	$20.93	$1,507,097
American Funds IS® Growth-Income Class 1	152,091	$24.53	$3,730,354
American Funds IS® International Class 1	47,651	$12.18	$580,257
BlackRock Total Return V.I. Class I	54,902	$10.31	$563,816
DFA VA International Small Portfolio	48,390	$12.86	$622,527
DFA VA US Targeted Value	99,684	$19.37	$1,930,812
Fidelity® VIP Emerging Markets Initial Class	154,208	$14.85	$2,287,988
Fidelity® VIP International Capital Appreciation Initial Class	43,235	$17.49	$756,338
Fidelity® VIP Value Initial Class	47,148	$20.84	$982,465
Janus Henderson Enterprise Institutional Class	41,336	$23.02	$951,661
John Hancock Core Bond Trust Series I	139,932	$10.39	$1,453,497
John Hancock International Equity Index Trust B Series I	15,414	$13.47	$207,692
John Hancock Strategic Income Opportunities Trust Series I	49,853	$11.33	$564,947
MFS® VIT II – MFS® Blended Research Core Equity Initial Class	155,221	$25.83	$4,008,664
MFS® VIT II – MFS® Corporate Bond Initial Class	48,778	$11.22	$547,472
MFS® VIT III – MFS® Global Real Estate Initial Class	7,395	$13.15	$97,257
MFS® VIT II – MFS® International Intrinsic Value Initial Class	20,745	$15.45	$320,487
MFS® VIT III – MFS® Mid Cap Value Initial Class	53,179	$19.08	$1,014,529
MFS® VIT II – MFS® Technology Initial Class	73,428	$34.77	$2,553,456
MFS® VIT – MFS® Value Initial Class	32,092	$17.84	$572,393
PIMCO VIT Emerging Markets Bond Institutional Class	8,608	$11.34	$97,588
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	15,787	$9.87	$155,751
PIMCO VIT Long-Term U.S. Government Institutional Class	40,446	$8.44	$341,489
PIMCO VIT Real Return Institutional Class	47,672	$11.41	$543,852
Principal Diversified International	9,481	$13.36	$126,676
Principal Government & High Quality Bond	62,902	$9.63	$606,011
Principal Small Cap	23,372	$17.02	$397,719
Templeton Global Bond VIP Class 1	23,841	$7.83	$186,571
Thrivent All Cap	6,311	$22.71	$143,335
Thrivent Balanced Income Plus	83,283	$14.71	$1,225,009
Thrivent Diversified Income Plus	138,608	$13.26	$1,837,817
Thrivent Emerging Markets Equity	10,272	$11.53	$118,486
Thrivent ESG Index	—	$20.37	$—
Thrivent Global Stock	65,860	$18.95	$1,248,123
Thrivent Healthcare	38,055	$17.34	$659,752
Thrivent High Yield	67,618	$12.72	$860,065

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Thrivent Income	120,711	$11.63	$1,403,455
Thrivent International Allocation	22,361	$12.85	$287,247
Thrivent International Index	22,980	$14.61	$335,635
Thrivent Large Cap Growth	285,417	$33.21	$9,477,516
Thrivent Large Cap Index	146,516	$26.31	$3,854,595
Thrivent Large Cap Value	120,212	$20.67	$2,485,238
Thrivent Limited Maturity Bond	121,006	$11.65	$1,410,293
Thrivent Mid Cap Growth	121,747	$15.09	$1,837,603
Thrivent Mid Cap Index	77,038	$19.19	$1,478,277
Thrivent Mid Cap Stock	114,088	$19.58	$2,233,686
Thrivent Mid Cap Value	6,773	$20.12	$136,279
Thrivent Money Market	799,082	$1.13	$900,793
Thrivent Opportunity Income Plus	28,842	$11.58	$334,067
Thrivent Real Estate Securities	34,561	$13.83	$478,113
Thrivent Small Cap Growth	37,990	$18.60	$706,658
Thrivent Small Cap Index	54,937	$17.65	$969,785
Thrivent Small Cap Stock	80,919	$21.43	$1,734,399
Vanguard® VIF Capital Growth	87,327	$23.36	$2,040,301
Vanguard® VIF International	65,960	$16.88	$1,109,975
Vanguard® VIF Short-Term Investment-Grade	122,249	$11.19	$1,368,209
Vanguard® VIF Small Company Growth	21,959	$17.45	$382,579
Vanguard® VIF Total Bond Market Index	470,147	$10.37	$4,873,987
Vanguard® VIF Total Stock Market Index	287,767	$25.13	$7,231,988
			$80,872,631

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Death Claims – 2002
Thrivent Aggressive Allocation	92	$38.45	$3,535
Thrivent All Cap	282	$48.31	$13,627
Thrivent Balanced Income Plus	3,376	$25.96	$87,641
Thrivent Diversified Income Plus	1,838	$23.71	$43,582
Thrivent Emerging Markets Equity	138	$14.65	$2,021
Thrivent ESG Index	—	$19.87	$—
Thrivent Global Stock	7,350	$32.43	$238,383
Thrivent Government Bond	5,725	$14.30	$81,892
Thrivent Healthcare	669	$37.48	$25,059
Thrivent High Yield	5,490	$24.89	$136,633
Thrivent Income	6,210	$18.24	$113,284
Thrivent International Allocation	16,649	$13.82	$230,125
Thrivent International Index	153	$14.24	$2,183
Thrivent Large Cap Growth	3,489	$72.40	$252,598
Thrivent Large Cap Index	4,865	$56.35	$274,110
Thrivent Large Cap Value	5,691	$40.63	$231,250
Thrivent Limited Maturity Bond	8,959	$13.89	$124,481
Thrivent Mid Cap Growth	—	$14.72	$—
Thrivent Mid Cap Index	3,764	$47.05	$177,115
Thrivent Mid Cap Stock	1,645	$49.78	$81,885
Thrivent Mid Cap Value	5,184	$19.62	$101,725
Thrivent Moderate Allocation	48,551	$28.55	$1,386,291
Thrivent Moderately Aggressive Allocation	1,655	$32.63	$53,996
Thrivent Moderately Conservative Allocation	24,724	$21.73	$537,255
Thrivent Money Market	137,551	$1.11	$153,165
Thrivent Opportunity Income Plus	1,409	$16.37	$23,075
Thrivent Real Estate Securities	3,364	$28.16	$94,711
Thrivent Small Cap Growth	73	$17.94	$1,306
Thrivent Small Cap Index	4,259	$42.78	$182,158
Thrivent Small Cap Stock	4,990	$42.64	$212,769
			$4,865,855

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Death Claims – 2005
Thrivent Aggressive Allocation	4,703	$38.45	$180,839
Thrivent All Cap	269	$48.31	$13,007
Thrivent Balanced Income Plus	6,184	$25.96	$160,510
Thrivent Diversified Income Plus	12,984	$23.71	$307,829
Thrivent Emerging Markets Equity	1,310	$14.65	$19,181
Thrivent ESG Index	—	$19.87	$—
Thrivent Global Stock	8,130	$32.43	$263,671
Thrivent Government Bond	5,033	$14.30	$71,986
Thrivent Healthcare	1,401	$37.48	$52,520
Thrivent High Yield	6,789	$24.89	$168,961
Thrivent Income	8,272	$18.24	$150,926
Thrivent International Allocation	7,151	$13.82	$98,806
Thrivent International Index	—	$14.24	$—
Thrivent Large Cap Growth	4,745	$72.40	$343,592
Thrivent Large Cap Index	11,351	$56.35	$639,606
Thrivent Large Cap Value	7,188	$40.63	$292,041
Thrivent Limited Maturity Bond	52,817	$13.89	$733,859
Thrivent Mid Cap Growth	521	$14.72	$7,676
Thrivent Mid Cap Index	5,000	$47.05	$235,276
Thrivent Mid Cap Stock	3,501	$49.78	$174,281
Thrivent Mid Cap Value	424	$19.62	$8,314
Thrivent Moderate Allocation	290,458	$28.55	$8,293,531
Thrivent Moderately Aggressive Allocation	78,057	$32.63	$2,547,328
Thrivent Moderately Conservative Allocation	180,918	$21.73	$3,931,364
Thrivent Money Market	156,652	$1.11	$174,440
Thrivent Opportunity Income Plus	3,871	$16.37	$63,375
Thrivent Real Estate Securities	3,651	$28.16	$102,814
Thrivent Small Cap Growth	526	$17.94	$9,432
Thrivent Small Cap Index	4,036	$42.78	$172,630
Thrivent Small Cap Stock	3,255	$42.64	$138,793
			$19,356,588

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Death Claims – AdvisorFlex
American Funds IS® Global Growth Class 1	—	$20.93	$—
American Funds IS® Growth-Income Class 1	—	$24.53	$—
American Funds IS® International Class 1	—	$12.18	$—
BlackRock Total Return V.I. Class I	—	$10.31	$—
DFA VA International Small Portfolio	—	$12.86	$—
DFA VA US Targeted Value	—	$19.37	$209
Fidelity® VIP Emerging Markets Initial Class	—	$14.85	$—
Fidelity® VIP International Capital Appreciation Initial Class	—	$17.49	$—
Fidelity® VIP Value Initial Class	—	$20.84	$—
Janus Henderson Enterprise Institutional Class	—	$23.02	$—
John Hancock Core Bond Trust Series I	—	$10.39	$—
John Hancock International Equity Index Trust B Series I	—	$13.47	$—
John Hancock Strategic Income Opportunities Trust Series I	—	$11.33	$—
MFS® VIT II – MFS® Blended Research Core Equity Initial Class	—	$25.83	$—
MFS® VIT II – MFS® Corporate Bond Initial Class	—	$11.22	$—
MFS® VIT III – MFS® Global Real Estate Initial Class	—	$13.15	$—
MFS® VIT II – MFS® International Intrinsic Value Initial Class	—	$15.45	$—
MFS® VIT III – MFS® Mid Cap Value Initial Class	—	$19.08	$—
MFS® VIT II – MFS® Technology Initial Class	—	$34.77	$—
MFS® VIT – MFS® Value Initial Class	—	$17.84	$—
PIMCO VIT Emerging Markets Bond Institutional Class	—	$11.34	$—
PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	—	$9.87	$—
PIMCO VIT Long-Term U.S. Government Institutional Class	—	$8.44	$—
PIMCO VIT Real Return Institutional Class	—	$11.41	$—
Principal Diversified International	—	$13.36	$—
Principal Government & High Quality Bond	—	$9.63	$—
Principal Small Cap	—	$17.02	$—
Templeton Global Bond VIP Class 1	—	$7.83	$—
Thrivent All Cap	—	$22.71	$—
Thrivent Balanced Income Plus	—	$14.71	$—
Thrivent Diversified Income Plus	—	$13.26	$—
Thrivent Emerging Markets Equity	—	$11.53	$—
Thrivent ESG Index	—	$20.37	$—
Thrivent Global Stock	—	$18.95	$—
Thrivent Healthcare	—	$17.34	$—
Thrivent High Yield	—	$12.72	$—

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Thrivent Income	—	$11.63	$—
Thrivent International Allocation	—	$12.85	$—
Thrivent International Index	—	$14.61	$—
Thrivent Large Cap Growth	—	$33.21	$—
Thrivent Large Cap Index	—	$26.31	$—
Thrivent Large Cap Value	—	$20.67	$—
Thrivent Limited Maturity Bond	—	$11.65	$—
Thrivent Mid Cap Growth	—	$15.09	$—
Thrivent Mid Cap Index	—	$19.19	$—
Thrivent Mid Cap Stock	—	$19.58	$—
Thrivent Mid Cap Value	—	$20.12	$—
Thrivent Money Market	—	$1.13	$—
Thrivent Real Estate Securities	—	$13.83	$—
Thrivent Small Cap Growth	—	$18.60	$—
Thrivent Small Cap Index	—	$17.65	$—
Thrivent Small Cap Stock	—	$21.43	$—
Vanguard® VIF Capital Growth	—	$23.36	$—
Vanguard® VIF International	—	$16.88	$—
Vanguard® VIF Short-Term Investment-Grade	—	$11.19	$—
Vanguard® VIF Small Company Growth	—	$17.45	$—
Vanguard® VIF Total Bond Market Index	—	$10.37	$—
Vanguard® VIF Total Stock Market Index	—	$25.13	$—
			$209

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Retirement Choice
American Funds IS® Global Growth Class 4	4,821,876	$14.31	$68,977,521
American Funds IS® Growth-Income Class 4	3,482,981	$17.90	$62,353,993
American Funds IS® International Growth and Income Class 4	829,389	$12.49	$10,359,486
American Funds IS® International Class 4	545,725	$11.20	$6,113,535
BlackRock Total Return V.I. Class III	11,459,091	$8.73	$99,675,663
Eaton Vance VT Floating-Rate Income Initial Share Class	5,632,307	$12.13	$68,339,105
Fidelity VIP Emerging Markets Service Class 2	1,955,820	$12.10	$23,659,824
Fidelity VIP Energy Service Class 2	756,971	$27.07	$20,491,101
Fidelity VIP International Capital Appreciation Service Class 2	4,696,715	$13.22	$62,095,473
Fidelity VIP Value Service Class 2	2,105,031	$20.55	$43,263,053
Franklin Small Cap Value VIP Class 2	1,372,303	$17.30	$23,740,186
Goldman Sachs VIT Core Fixed Income Service Shares	7,438,870	$8.65	$64,342,075
Goldman Sachs VIT Small Cap Equity Insights Service Shares	1,084,107	$17.10	$18,540,955
Janus Henderson VIT Enterprise Service Class	2,144,910	$16.08	$34,493,104
Janus Henderson VIT Forty Service Class	5,682,536	$17.26	$98,101,029
John Hancock Core Bond Trust Series II	4,317,751	$8.68	$37,480,807
John Hancock International Small Company Trust Series II	268,173	$13.10	$3,513,030
John Hancock Strategic Income Opportunities Trust Series II	4,228,666	$10.23	$43,271,298
MFS® VIT II – Core Equity Service Class	2,207,108	$17.45	$38,519,127
MFS® VIT III Global Real Estate Service Class	590,950	$11.24	$6,645,143
MFS® VIT III Mid Cap Value Service Class	840,181	$17.97	$15,101,661
MFS® VIT – New Discovery Series Service Class	2,182,358	$11.32	$24,706,078
MFS® VIT II Technology Service Class	3,350,116	$17.97	$60,188,048
MFS® VIT Value Series Service Class	1,325,444	$15.85	$21,013,042
PIMCO VIT Emerging Markets Bond Advisor Class	282,252	$10.11	$2,853,330
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	910,368	$9.24	$8,410,613
PIMCO VIT Long-Term US Government Advisor Class	4,260,089	$6.05	$25,783,814
PIMCO VIT Real Return Advisor Class	9,347,783	$9.77	$91,353,844
Principal Capital Appreciation Class 2	2,588,282	$19.34	$50,060,831
Principal VC Equity Income Class 2	1,955,722	$16.41	$32,098,039
Putnam VT International Value Class 1B	664,051	$15.54	$10,322,471
Putnam VT Research Class 1B	1,874,931	$19.27	$36,127,256
Templeton Global Bond VIP Class 2	995,373	$7.79	$7,752,713
Thrivent Aggressive Allocation	23,998,795	$16.17	$387,948,032
Thrivent All Cap	1,916,637	$17.75	$34,013,354
Thrivent Balanced Income Plus	2,473,216	$12.96	$32,042,841
Thrivent Diversified Income Plus	4,934,462	$11.61	$57,269,807

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Thrivent Emerging Markets Equity	474,064	$11.17	$5,296,556
Thrivent ESG Index	1,379,210	$18.43	$25,422,038
Thrivent Global Stock	2,323,901	$16.03	$37,253,932
Thrivent Government Bond	4,168,036	$8.82	$36,745,217
Thrivent Healthcare	4,303,946	$12.00	$51,633,837
Thrivent High Yield	20,508,915	$11.67	$239,290,280
Thrivent Income	27,510,677	$9.44	$259,608,960
Thrivent International Allocation	766,035	$13.11	$10,044,813
Thrivent International Index	2,265,332	$13.17	$29,841,383
Thrivent Large Cap Growth	23,012,170	$18.51	$425,861,237
Thrivent Large Cap Index	20,924,562	$19.02	$397,963,687
Thrivent Large Cap Value	5,425,962	$18.73	$101,615,834
Thrivent Limited Maturity Bond	10,195,962	$10.41	$106,150,920
Thrivent Mid Cap Growth	3,400,012	$12.93	$43,948,534
Thrivent Mid Cap Index	7,897,614	$17.54	$138,523,159
Thrivent Mid Cap Stock	12,198,863	$16.91	$206,260,304
Thrivent Mid Cap Value	1,159,504	$18.90	$21,914,720
Thrivent Moderate Allocation	53,513,644	$13.46	$720,534,565
Thrivent Moderately Aggressive Allocation	66,345,134	$14.45	$958,459,395
Thrivent Moderately Conservative Allocation	12,858,118	$11.52	$148,063,178
Thrivent Money Market	59,683,933	$1.06	$63,017,656
Thrivent Opportunity Income Plus	1,744,763	$10.44	$18,210,109
Thrivent Real Estate Securities	1,172,484	$12.44	$14,584,785
Thrivent Small Cap Growth	4,130,053	$14.16	$58,463,667
Thrivent Small Cap Index	8,883,670	$17.01	$151,117,017
Thrivent Small Cap Stock	7,310,620	$19.05	$139,291,425
			$6,140,138,490

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Death Claims – Retirement Choice
American Funds IS® Global Growth Class 4	—	$14.50	$—
American Funds IS® Growth-Income Class 4	—	$18.15	$—
American Funds IS® International Growth and Income Class 4	—	$12.66	$—
American Funds IS® International Class 4	—	$11.36	$—
BlackRock Total Return V.I. Class III	—	$8.85	$—
Eaton Vance VT Floating-Rate Income Initial Share Class	—	$12.30	$—
Fidelity VIP Emerging Markets Service Class 2	—	$12.26	$—
Fidelity VIP Energy Service Class 2	—	$27.44	$—
Fidelity VIP International Capital Appreciation Service Class 2	—	$13.40	$—
Fidelity VIP Value Service Class 2	—	$20.83	$—
Franklin Small Cap Value VIP Class 2	—	$17.54	$—
Goldman Sachs VIT Core Fixed Income Service Shares	—	$8.77	$—
Goldman Sachs VIT Small Cap Equity Insights Service Shares	—	$17.34	$—
Janus Henderson VIT Enterprise Service Class	—	$16.30	$—
Janus Henderson VIT Forty Service Class	1,073	$17.50	$18,784
John Hancock Core Bond Trust Series II	—	$8.80	$—
John Hancock International Small Company Trust Series II	—	$13.28	$—
John Hancock Strategic Income Opportunities Trust Series II	—	$10.37	$—
MFS® VIT II – Core Equity Service Class	—	$17.69	$—
MFS® VIT III Global Real Estate Service Class	—	$11.40	$—
MFS® VIT III Mid Cap Value Service Class	—	$18.22	$—
MFS® VIT – New Discovery Series Service Class	—	$11.47	$—
MFS® VIT II Technology Service Class	—	$18.21	$—
MFS® VIT Value Series Service Class	—	$16.07	$—
PIMCO VIT Emerging Markets Bond Advisor Class	—	$10.25	$—
PIMCO VIT Global Bond Opportunities (Unhedged) Advisor Class	—	$9.36	$—
PIMCO VIT Long-Term US Government Advisor Class	—	$6.13	$—
PIMCO VIT Real Return Advisor Class	—	$9.91	$—
Principal Capital Appreciation Class 2	—	$19.60	$—
Principal VC Equity Income Class 2	—	$16.64	$—
Putnam VT International Value Class 1B	—	$15.76	$—
Putnam VT Research Class 1B	—	$19.53	$—
Templeton Global Bond VIP Class 2	—	$7.89	$—
Thrivent Aggressive Allocation	—	$16.39	$—
Thrivent All Cap	—	$17.99	$—
Thrivent Balanced Income Plus	—	$13.13	$—
Thrivent Diversified Income Plus	—	$11.76	$—

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2024	Units	Unit Value	Assets in Accumulation Period
Thrivent Emerging Markets Equity	—	$11.32	$—
Thrivent ESG Index	—	$18.68	$—
Thrivent Global Stock	—	$16.25	$—
Thrivent Government Bond	—	$8.94	$—
Thrivent Healthcare	—	$12.16	$—
Thrivent High Yield	—	$11.83	$—
Thrivent Income	—	$9.56	$—
Thrivent International Allocation	—	$13.29	$—
Thrivent International Index	—	$13.35	$—
Thrivent Large Cap Growth	—	$18.76	$—
Thrivent Large Cap Index	—	$19.28	$—
Thrivent Large Cap Value	—	$18.98	$—
Thrivent Limited Maturity Bond	—	$10.55	$—
Thrivent Mid Cap Growth	—	$13.10	$—
Thrivent Mid Cap Index	766	$17.78	$13,617
Thrivent Mid Cap Stock	—	$17.14	$—
Thrivent Mid Cap Value	—	$19.16	$—
Thrivent Moderate Allocation	—	$13.65	$—
Thrivent Moderately Aggressive Allocation	—	$14.64	$—
Thrivent Moderately Conservative Allocation	—	$11.67	$—
Thrivent Money Market	12,771	$1.07	$13,667
Thrivent Opportunity Income Plus	—	$10.58	$—
Thrivent Real Estate Securities	—	$12.61	$—
Thrivent Small Cap Growth	—	$14.35	$—
Thrivent Small Cap Index	—	$17.24	$—
Thrivent Small Cap Stock	—	$19.31	$—
			$46,068
(8) SUBACCOUNT MERGERS
A Special Meeting of shareholders of the Thrivent Low Volatillity Equity and Thrivent Multidimensional Income (the “Target Portfolios”) which is a separate series of Thrivent Series Fund, Inc. (“the Fund”), was held on June 27, 2024. The Contractholders of each Subaccount voted in favor of merging the Target Portfolios into the Portfolios shown below (“the Acquiring Portfolios”) effective July 26, 2024.
	The Target Portfolio	The Acquiring Portfolio
Merger 1	Thrivent Low Volatility Equity	Thrivent Global Stock
Merger 2	Thrivent Multidimensional Income	Thrivent Opportunity Income Plus
The merger was accomplished by tax free exchanges as detailed below:
Merger 1	Net Assets as of July 26, 2024	Shares as of July 26, 2024
Acquiring Portfolio	$214,474,587	15,048,525

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(8) SUBACCOUNT MERGERS - continued

Merger 1	Net Assets as of July 26, 2024	Shares as of July 26, 2024
Target Portfolio	$46,487,184	3,819,284
After Acquisition	$260,961,771	18,867,809

Merger 2	Net Assets as of July 26, 2024	Shares as of July 26, 2024
Acquiring Portfolio	$142,852,449	15,903,064
Target Portfolio	$38,512,544	4,282,741
After Acquisition	$181,364,993	20,185,805
The target portfolios had the following unrealized appreciation/depreciation, accumulated net realized gains/losses and net investment income as of July 25, 2024.
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Low Volatility Equity	$(2,623,453)	$1,476,685	$4,835,837
Thrivent Multidimensional Income	$3,122,825	$3,025,829	$(4,928,254)
Assuming the acquisition had been completed on January 1, 2024 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2024, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Global Stock	$11,589,520	$2,811,674	$18,948,550
Thrivent Opportunity Income Plus	$6,846,618	$8,939,324	$(8,251,502)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Portfolio's statement of operations since July 26, 2024.
Assuming the acquisition had been completed on January 1, 2023 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2023, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Global Stock	$(86,602,999)	$(490,676)	$31,481,165
Thrivent Opportunity Income Plus	$(32,914,325)	$5,845,378	$(7,310,252)

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
We hereby consent to the use in the supplement to the Post-Effective Amendments No. 14 & 74 to the Registration Statement on Form N-4 (No. 333-216125 & 811-21111) (the “Registration Statement”) of our report dated April 25, 2025, except for the effects of the restatement discussed in Note 2, as to which the date is October 23, 2025 relating to the financial statements of each of the subaccounts of Thrivent Variable Annuity Account I indicated in our report.
/s/ PricewaterhouseCoopers LLP
Minneapolis, MN
October 23, 2025